   As filed with the Securities and Exchange Commission on January 28, 1998
                                                     File Nos. 33-8021; 811-4801

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES

                                  ACT OF 1933                   -

                          PRE-EFFECTIVE AMENDMENT NO.           -

                        POST-EFFECTIVE AMENDMENT NO. 21         X

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                ACT OF 1940                      -
                              AMENDMENT NO. 20                   X
                       (Check appropriate box or boxes)

                            SUNAMERICA EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
               (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850


                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:

                             Margery K. Neale, Esq.
                   Shereff, Friedman, Hoffman, & Goodman, LLP
                                919 Third Avenue
                              New York, NY  10022

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

  X  immediately upon filing pursuant          on (date) pursuant to paragraph
 --- to paragraph (b) of Rule 485           -- (b) of Rule 485

     60 days after filing pursuant to          on January 28, 1998 pursuant
 --- paragraph (a) of Rule 485              -- to paragraph (a) of Rule 485

________________________________________________________________________________

                            SUNAMERICA EQUITY FUNDS



                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)
                       Under the Securities Act of 1933

PART A
Item No.    Registration Statement Caption            Caption in Prospectus
--------    ------------------------------            ---------------------
     1      Cover Page                                Cover Page

     2      Synopsis                                  Summary of Fund Expenses

     3      Condensed Financial Information           Financial Highlights; Performance Data

     4      General Description of Registrant         Investment Objectives, Policies and
                                                      Restrictions; Investment Techniques and Risk
                                                      Factors; General Information

     5      Management of the Fund                    Management of the Trust; Portfolio
                                                      Transactions, Brokerage and Turnover

     5A     Management's Discussion of Fund Performance        *

     6      Capital Stock and Other                   Dividends, Distributions and Taxes;
            Securities                                General Information

     7      Purchase of Securities Being              Purchase of Shares; Determination
            Offered                                   of Net Asset Value

     8      Redemption or Repurchase                  Redemption of Shares; Exchange Privilege

     9      Pending Legal Proceedings                 Inapplicable


PART B                                                Caption in Statement
Item No.    Registration Statement Caption            of Additional Information
--------    -------------------------------           --------------------------
    10      Cover Page                                Cover Page

    11      Table of Contents                         Cover Page

    12      General Information and History           History of the Funds

    13      Investment Objectives and                 Investment Objectives and Policies;
            Policies                                  Investment Restrictions; Portfolio
                                                      Turnover; Appendix

    14      Management of the Fund                    Trustees and Officers

    15      Contact Persons and Principal Holders     Inapplicable
            of Securities

    16      Investment Advisory and Other             Adviser, Sub-Adviser, Distributor and
            Services                                  Administrator; Additional Information

    17      Brokerage Allocation and Other Practices  Portfolio Transactions and Brokerage

    18      Capital Stock and Other Securities        Dividends, Distributions and Taxes;
                                                      Description of Shares; Additional
                                                      Information

    19      Purchase, Redemption and Pricing          Additional Information Regarding Purchase
            of Securities Being Offered               of Shares; Additional Information Regarding
                                                      Redemption of Shares; Determination of Net
                                                      Asset Value; Retirement Plans

    20      Tax Status                                Dividends, Distributions and Taxes

    21      Underwriters                              Adviser, Sub-Adviser, Distributor and
                                                      Administrator

    22      Calculation of Performance Data           Performance Data

    23      Financial Statements                      Financial Statements


PART C

     The information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                            SUNAMERICA EQUITY FUNDS
       THE SUNAMERICA CENTER, 733 THIRD AVENUE, NEW YORK, NY 10017-3204

                 GENERAL MARKETING AND SHAREHOLDER INFORMATION

                                (800) 858-8850

  SunAmerica Equity Funds is an open-end management investment company (the "Trust"). The Trust currently offers five different investment funds (each, a "Fund" and collectively, the "Funds") with distinct investment objectives and/or strategies. Each Fund is advised and managed by SunAmerica Asset Management Corp. (the "Adviser"). An investor may invest in one or more of the following Funds with the corresponding investment objectives:

  SunAmerica Balanced Assets Fund ("Balanced Assets Fund")--seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

  SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund")--seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.

  SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund")--seeks capital appreciation by investing primarily in equity securities of medium-sized companies.

  SunAmerica Small Company Growth Fund ("Small Company Growth Fund")--seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.

  SunAmerica Growth and Income Fund ("Growth and Income Fund")--seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers Class A and Class B shares. The Small Company Growth Fund and the Growth and Income Fund also offer Class C shares. The offering price is the next-determined net asset value per share, plus for each class a sales charge which, at the investor's option, may be (i) imposed at the time of purchase (Class A shares) or (ii) deferred (Class B and Class C shares, and purchases of Class A shares in excess of $1 million). Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Class C shares may be subject to a CDSC imposed on redemptions made within one year of purchase. Each class makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Purchase of Shares."

  Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank through which such shares may be sold, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

  This Prospectus explains concisely what you should know before investing in any of the Funds. Please read it carefully before investing and retain it for future reference. You can find more detailed information about the Funds in the Statement of Additional Information dated January 28, 1998, which is incorporated by reference into this Prospectus, and further information about the performance of the Funds in the Trust's Annual Report to Shareholders. The Statement of Additional Information and Annual Report to Shareholders may be obtained without charge by contacting the Trust at the address or telephone number listed above.

-------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 28, 1998

                               TABLE OF CONTENTS

                                     PAGE
                                     -----
Prospectus.........................  Cover
Summary of Fund Expenses...........      2
Financial Highlights...............      4
Investment Objectives, Policies and
 Restrictions                            7
Balanced Assets Fund...............      7
Blue Chip Growth Fund..............      7
Mid-Cap Growth Fund................      8
Small Company Growth Fund..........      8
Growth and Income Fund.............      8

                          PAGE
                          ----
Investment Techniques
 and Risk Factors.......    9
Management of the Trust.   14
Purchase of Shares......   16
Redemption of Shares....   20
Exchange Privilege......   21
Portfolio Transactions,
 Brokerage and Turnover.   22
Determination of Net As-
 set Value..............   22
Performance Data........   22
Dividends, Distributions
 and Taxes..............   23
General Information.....   24

                            SUMMARY OF FUND EXPENSES

  A general comparison of the sales arrangements and other non-recurring expenses applicable to Class A, Class B and Class C shares follows:

                          BALANCED    BLUE CHIP    MID-CAP     SMALL COMPANY      GROWTH AND
                         ASSETS FUND GROWTH FUND GROWTH FUND    GROWTH FUND       INCOME FUND
                         ----------- ----------- ----------- ----------------- -----------------
                         CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS
                           A     B     A     B     A     B     A     B     C     A     B     C
                         ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Shareholder Transaction Expenses
 Maximum Initial Sales
  Load(/1/)............. 5.75%  None 5.75%  None 5.75%  None 5.75%  None  None 5.75%  None  None
 Maximum Sales Load on
  Reinvested Dividends..  None  None  None  None  None  None  None  None  None  None  None  None
 Maximum Deferred Sales
  Load(/2/).............  None 4.00%  None 4.00%  None 4.00%  None 4.00% 1.00%  None 4.00% 1.00%
 Redemption Fees(/3/)...  None  None  None  None  None  None  None  None  None  None  None  None
 Exchange Fees..........  None  None  None  None  None  None  None  None  None  None  None  None
Annual Fund Operating Expenses (net
 of fee waivers/expense reimburse-
 ments)(/4/)
  (as a percentage of average net assets)
 Management Fees........ 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
 12b-1 Fees(/5/)........ 0.35% 1.00% 0.35% 1.00% 0.35% 1.00% 0.35% 1.00% 1.00% 0.35% 1.00% 1.00%
 Other Expenses......... 0.40% 0.36% 0.44% 0.47% 0.54% 0.60% 0.62% 0.59% 0.59% 0.40% 0.40% 0.40%
                         ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Total Operating
 Expenses(/6/).......... 1.50% 2.11% 1.54% 2.22% 1.64% 2.35% 1.72% 2.34% 2.34% 1.50% 2.15% 2.15%
                         ===== ===== ===== ===== ===== ===== ===== ===== ===== ===== ===== =====

-------
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase of Shares."
(2) Purchases of Class A shares in excess of $1,000,000 will be subject to a CDSC on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date. The CDSC on Class C shares applies only on redemptions made within one year of purchase.
(3) A $15.00 fee may be imposed for wire redemptions.

(4) The information provided is based on data for the fiscal year ended September 30, 1997, with the exception of Growth and Income Fund Class A and Class B, which represents estimated expenses for the current fiscal year. The Growth and Income Fund's expenses for the year ended September 30, 1997 were 1.38% for Class A and 2.05% for Class B, net of expense waivers and reimbursements.

(5) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee. A portion of the Account Maintenance and Service Fee is allocated to member firms of the National Association of Securities Dealers, Inc. for continuous personal service by such members to investors in the Funds, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of Fair Practice of the National Association of Securities Dealers, Inc.

(6) For the fiscal year ended September 30, 1997, the total operating expenses (on a gross basis) for Growth and Income Fund Class A and Class B were: 1.60% and 2.26%, respectively. For the current fiscal year, the total operating expenses (on a gross basis) for Small Company Growth Fund and Growth and Income Fund Class C are estimated to be: 3.34% and 3.15%, respectively.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $61    $ 96    $133     $221
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $72    $103    $137     $230
 (Class B shares)*.............................  $63    $ 99    $139     $230
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $142     $241
 (Class B shares)*.............................  $64    $103    $146     $242
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $74    $109    $145     $249
 (Class B shares)*.............................  $64    $103    $145     $244
 (Class C shares)..............................  $34    $ 73    $125     $268
GROWTH AND INCOME FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $62    $ 97    $135     $224
 (Class C shares)..............................  $32    $ 67    $115     $248

  You would pay the following expenses on the same investment, assuming no redemption:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $21    $ 66    $113     $221
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $72    $103    $137     $230
 (Class B shares)*.............................  $23    $ 69    $119     $230
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $142     $241
 (Class B shares)*.............................  $24    $ 73    $126     $242
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $74    $109    $145     $249
 (Class B shares)*.............................  $24    $ 73    $125     $244
 (Class C shares)..............................  $24    $ 73    $125     $268
GROWTH AND INCOME FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $22    $ 67    $115     $224
 (Class C shares)..............................  $22     $67    $115     $248

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-------
* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

                              FINANCIAL HIGHLIGHTS

  The following Financial Highlights for each of the four years in the period ended September 30, 1997 and for the period July 1, 1993 through September 30, 1993 and for the three years in the period ended June 30, 1993 for the Balanced Assets Fund and the periods through September 30, 1997 for the Blue Chip Growth Fund, have been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information for the five periods in the period ended September 30, 1997 is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                    CLASS A
09/24/93-
09/30/93(/3/)   $15.07   $      --          $ 0.06      $ 0.06    $  --    $  --    $   --   $15.13     0.40 %  $ 33,381
09/30/94         15.13    0.30(/5/)          (0.23)       0.07     (0.28)   (0.30)   (0.58)   14.62     0.50      52,098
09/30/95         14.62    0.32(/5/)           2.51        2.83     (0.45)   (0.58)   (1.03)   16.42    20.68     119,916
09/30/96         16.42      0.27(5)           1.39        1.66     (0.28)   (0.99)   (1.27)   16.81    10.65     147,035
09/30/97         16.81         0.31           3.43        3.74     (0.31)   (1.75)   (2.06)   18.49    24.81     169,201

                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                    CLASS A
09/24/93-
09/30/93(/3/)    1.54%(4)              0.46%(4)                25%    $   N/A
09/30/94         1.58                  2.00                   141         N/A
09/30/95         1.50                  2.13                   130         N/A
09/30/96         1.52                  1.63                   187      0.0611
09/30/97         1.50                  1.86                   149      0.0599
                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                   CLASS B(6)
                                     ----
06/30/88        $14.72   $0.23(/5/)         $(0.52)     $(0.29)   $(0.23)  $(0.72)  $(0.95)  $13.48    (1.49)%  $151,924
06/30/89         13.48    0.37(/5/)           0.70        1.07     (0.38)     --     (0.38)   14.17     8.22     131,317
06/30/90         14.17    0.53(/5/)           1.26        1.79     (0.53)     --     (0.53)   15.43    12.89     123,611
06/30/91         15.43    0.39(/5/)           0.18        0.57     (0.25)     --     (0.25)   15.75     4.41      90,239
06/30/92         15.75    0.33(/5/)           0.98        1.31     (0.42)   (1.01)   (1.43)   15.63     7.51      83,234
06/30/93         15.63    0.30(/5/)           2.63        2.93     (0.30)   (2.40)   (2.70)   15.86    20.29     113,871
                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                   CLASS B(6)
                                     ----
06/30/88         2.01%                 1.65%                   58%    $   N/A
06/30/89         2.02                  2.74                    59         N/A
06/30/90         1.92                  3.55                    33         N/A
06/30/91         1.94(/7/)             2.65(/7/)               56         N/A
06/30/92         1.93(/8/)             2.04(/8/)              151         N/A
06/30/93         1.91(/9/)             1.94(/9/)              251         N/A
                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                   CLASS B(6)
                                     ----
07/01/93-
09/30/93         15.86    0.05(/5/)           0.49        0.54     (0.06)   (1.21)   (1.27)   15.13     3.44     137,456
09/30/94         15.13    0.20(/5/)          (0.23)      (0.03)    (0.18)   (0.30)   (0.48)   14.62    (0.14)    180,655
09/30/95         14.62    0.23(/5/)           2.51        2.74     (0.36)   (0.58)   (0.94)   16.42    19.96     162,115
09/30/96         16.42    0.17(/5/)           1.38        1.55     (0.18)   (0.99)   (1.17)   16.80     9.93     171,197
09/30/97         16.80    0.21(/5/)           3.43        3.64     (0.21)   (1.75)   (1.96)   18.48    24.09     173,435
                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                   CLASS B(6)
                                     ----
07/01/93-
09/30/93         2.10(4)(10)           1.36(4)(10)             25         N/A
09/30/94         2.21                  1.36                   141         N/A
09/30/95         2.12                  1.59                   130         N/A
09/30/96         2.12                  1.03                   187      0.0611
09/30/97         2.11                  1.26                   149      0.0599
                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS A
10/08/93-
09/30/94(/3/)   $16.24   $     0.09(/5/)    $(0.26)     $(0.17)   $  --    $(0.65)  $(0.65)  $15.42    (1.05)%  $  3,207
09/30/95         15.42         0.02(/5/)      2.99        3.01       --     (1.09)   (1.09)   17.34    21.29      42,407
09/30/96         17.34        (0.03)(/5/)     2.22        2.19       --     (1.91)   (1.91)   17.62    13.88      51,993
09/30/97         17.62        (0.02)(/5/)     5.05        5.03       --     (2.43)   (2.43)   20.22    32.96      67,812
                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS A
10/08/93-
09/30/94(/3/)    1.64%(/4/)(/1//2/)    0.65%(/4/)(/1//2/)     170%    $   N/A
09/30/95         1.58(/3/)             0.11(13)               251         N/A
09/30/96         1.57                 (0.18)                  269      0.0600
09/30/97         1.54                 (0.11)                  211      0.0600
                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS B
12/31/88        $10.53   $     0.16         $ 2.91      $ 3.07    $(0.17)  $(0.60)  $(0.77)  $12.83    29.34%   $216,582
12/31/89         12.83         0.17           1.47        1.64     (0.17)   (1.35)   (1.52)   12.95    12.76     207,549
12/31/90         12.95         0.04          (3.29)      (3.25)    (0.05)     --     (0.05)    9.65   (25.11)    123,379
12/31/91          9.65        (0.06)          2.94        2.88       --       --       --     12.53    29.84     105,734
12/31/92         12.53        (0.13)          1.19        1.06       --       --       --     13.59     8.46      83,237
                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS B
12/31/88         2.35%                 1.20%                   47%    $   N/A
12/31/89         2.36                  1.12                    67         N/A
12/31/90         2.51                  3.36                    90         N/A
12/31/91         2.50                 (0.42)                   79         N/A
12/31/92         2.53                 (0.75)                  192         N/A
                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS B
01/01/93-
09/30/93         13.59        (0.02)(/5/)     2.71        2.69       --       --       --     16.28    19.79      79,774
09/30/94         16.28        (0.01)(/5/)    (0.28)      (0.29)      --     (0.65)   (0.65)   15.34    (1.81)     71,749
09/30/95         15.34        (0.01)(/5/)     2.89        2.88       --     (1.09)   (1.09)   17.13    20.51      39,533
09/30/96         17.13        (0.14)(/5/)     2.19        2.05       --     (1.91)   (1.91)   17.27    13.17      36,199
09/30/97         17.27        (0.13)(/5/)     4.90        4.77       --     (2.43)   (2.43)   19.61    32.02      37,633
                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
------------------------------------------------------------------------------------------------------------------------
                           BLUE CHIP GROWTH FUND(11)
                                    CLASS B
01/01/93-
09/30/93         2.46(/4/)            (0.14)(/4/)             171         N/A
09/30/94         2.28                 (0.05)                  170         N/A
09/30/95         2.22                 (0.09)                  251         N/A
09/30/96         2.23                 (0.83)                  269      0.0600
09/30/97         2.22                 (0.77)                  211      0.0600

-------
(1) Total return is not annualized and does not reflect sales load.
(2) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(3) Commencement of sale of respective class of shares.
(4) Annualized.
(5) Calculated based upon average shares outstanding.
(6) Shares of the SunAmerica Balanced Assets Fund series of SunAmerica Fund Group were redesignated as Class B shares of SunAmerica Balanced Assets Fund. In addition, the Fund changed its fiscal year end to September 30, effective September 24, 1993.
(7) Net of expense reimbursement equivalent to .29% of average net assets in fiscal 1991.
(8) Net of expense reimbursement equivalent to .12% of average net assets in fiscal 1992.
(9) Net of expense reimbursement equivalent to .05% of average net assets in fiscal 1993.
(10) Net of expense reimbursement equivalent to .04% of average net assets for the period ended September 30, 1993.
(11) Blue Chip Growth Fund changed its fiscal year end to September 30, effective September 24, 1993.
(12) Net of expense reimbursement equivalent to 1.66% of average net assets for the period ended September 30, 1994.
(13) Net of fee waiver/expense reimbursement equivalent to .11% of average net assets for the fiscal year ended September 30, 1995.

  The following Financial Highlights for the periods through September 30, 1997, have been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information for the five periods in the period ended September 30, 1997 is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS A

11/30/88        $10.50   $ 0.47          $ 2.36      $ 2.83    $(0.08)     --    $(0.08)  $13.25    26.97%   $ 28,082
11/30/89         13.25     0.17            4.42        4.59     (0.29)  $(0.54)   (0.83)   17.01    36.39      48,188
11/30/90         17.01     0.30           (3.08)      (2.78)    (0.24)   (1.09)   (1.33)   12.90   (17.62)     27,460
11/30/91         12.90     0.16            3.09        3.25     (0.25)   (2.60)   (2.85)   13.30    31.13      29,142
11/30/92         13.30    (0.07)           2.87        2.80     (0.02)   (0.44)   (0.46)   15.64    21.42      30,024
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS A
11/30/88         1.84%          3.47%              89%   $  N/A
11/30/89         1.83           0.85               54       N/A
11/30/90         1.84           1.72               65       N/A
11/30/91         1.76           1.20              225       N/A
11/30/92         1.76          (0.46)              98       N/A
                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS A
12/01/92-
09/30/93         15.64    (0.09)(/5/)      3.17        3.08       --     (0.69)   (0.69)   18.03    20.42      34,918
09/30/94         18.03     0.04 (/5/)     (1.64)      (1.60)      --     (2.65)   (2.65)   13.78    (9.60)     32,906
09/30/95         13.78    (0.08)(/5/)      4.14        4.06     (0.04)     --     (0.04)   17.80    29.51      37,714
09/30/96         17.80    (0.12)(/5/)      2.21        2.09       --     (2.11)   (2.11)   17.78    12.92      41,904
09/30/97         17.78    (0.15)(/5/)      3.83        3.68       --     (0.80)   (0.80)   20.66    21.54      46,051
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS A
12/01/92-
09/30/93         1.81(4)        1.18(/4/)         231       N/A
09/30/94         1.76           0.28              555       N/A
09/30/95         1.66          (0.51)             392       N/A
09/30/96         1.62          (0.69)             307    0.0603
09/30/97         1.64          (0.84)             332    0.0600
                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS B
10/04/93-
09/30/94(/6/)   $18.12   $ 0.03 (/5/)    $(1.80)     $(1.77)   $  --    $(2.65)  $(2.65)  $13.70   (10.56)%  $  4,039
09/30/95         13.70    (0.18)(/5/)      4.08        3.90     (0.02)     --     (0.02)   17.58    28.55       9,544
09/30/96         17.58    (0.24)(/5/)      2.18        1.94       --     (2.11)   (2.11)   17.41    12.16      13,784
09/30/97         17.41    (0.28)(/5/)      3.73        3.45       --     (0.80)   (0.80)   20.06    20.65      13,779
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND(3)
                                    CLASS B
10/04/93-
09/30/94(/6/)    2.43%(4)(7)    0.20%(/4/)(/7/)   555%   $  N/A
09/30/95         2.31(9)       (0.17)(9)          392       N/A
09/30/96         2.32          (1.43)             307    0.0603
09/30/97         2.35          (1.56)             332    0.0600
                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS A
11/30/88(8)     $ 8.85   $(0.11)(/5/)    $ 5.18      $ 5.07    $  --    $  --    $  --    $13.92    57.29%   $ 22,180
11/30/89(8)      13.92    (0.01)(/5/)      4.03        4.02       --     (0.29)   (0.29)   17.65    29.41      48,956
11/30/90(8)      17.65    (0.04)(/5/)     (5.19)      (5.23)      --     (0.54)   (0.54)   11.88   (30.58)     23,548
11/30/91(8)      11.88    (0.01)(/5/)      4.92        4.91       --     (2.91)   (2.91)   13.88    52.05      27,832
11/30/92(8)      13.88    (0.12)(/5/)      3.39        3.27       --     (0.69)   (0.69)   16.46    24.31      32,056
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS A
11/30/88(8)      2.16%         (0.80)%             54%   $  N/A
11/30/89(8)      1.82          (0.04)              32       N/A
11/30/90(8)      2.05          (0.26)              27       N/A
11/30/91(8)      1.86          (0.06)             110       N/A
11/30/92(8)      1.90          (0.88)             209       N/A
                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS A
12/01/92-
09/30/93(/8/)    16.46    (0.02)(/5/)      4.07        4.05       --     (0.73)   (0.73)   19.78    25.68      39,238
09/30/94         19.78    (0.10)(/5/)     (1.40)      (1.50)      --     (1.46)   (1.46)   16.82    (7.74)     38,570
09/30/95         16.82    (0.04)(/5/)      8.28        8.24       --     (0.41)   (0.41)   24.65    50.00      89,510
09/30/96         24.65    (0.16)(/5/)      4.29        4.13       --     (4.53)   (4.53)   24.25    19.35     158,567
09/30/97         24.25    (0.30)(/5/)      5.18        4.88       --     (0.86)   (0.86)   28.27    20.84     185,241
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS A
12/01/92-
09/30/93(/8/)    1.83(/4/)     (0.15)(4)          216       N/A
09/30/94         1.67          (0.60)             411       N/A
09/30/95         1.57          (0.22)             351       N/A
09/30/96         1.53          (0.68)             240    0.0607
09/30/97         1.72          (1.27)             343    0.0598
                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                 VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS B
09/24/93-
09/30/93(/5/)   $19.66   $  --           $ 0.12      $ 0.12    $  --    $  --    $  --    $19.78     0.61 %  $ 38,898
09/30/94         19.78    (0.20)(/5/)     (1.42)      (1.62)      --     (1.46)   (1.46)   16.70    (8.40)     52,208
09/30/95         16.70    (0.16)(/5/)      8.19        8.03       --     (0.41)   (0.41)   24.32    49.08      68,313
09/30/96         24.32    (0.29)(/5/)      4.20        3.91       --     (4.53)   (4.53)   23.70    18.60     107,839
09/30/97         23.70    (0.44)(/5/)      5.03        4.59       --     (0.86)   (0.86)   27.43    20.08     124,450
                               RATIO
                               OF NET
               RATIO OF       INVEST-
               EXPENSES         MENT
                  TO           INCOME            PORT-  AVERAGE
               AVERAGE           TO              FOLIO COMMISSION
PERIOD           NET          AVERAGE            TURN-    PER
ENDED           ASSETS       NET ASSETS          OVER  SHARE(/2/)
---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(3)
                                    CLASS B
09/24/93-
09/30/93(/5/)    2.34%(4)      (1.70)%(4)         216%   $  N/A
09/30/94         2.31          (1.23)             411       N/A
09/30/95         2.22          (0.84)             351       N/A
09/30/96         2.16          (1.30)             240    0.0607
09/30/97         2.34          (1.89)             343    0.0598

-------
(1)  Does not reflect sales load.
(2) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(3) Mid-Cap Growth Fund and Small Company Growth Fund both changed their fiscal year ends to September 30, effective September 24, 1993.

(4) Annualized.

(5) Calculated based upon average shares outstanding.

(6) Commencement of sale of respective class of shares.

(7) Net of expense reimbursement equivalent to .48% of average net assets for the period ended September 30, 1994.

(8) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993.

(9) Net of fee waiver/expense reimbursement equivalent to .17% of average net assets for the year ended September 30, 1995.

  The following Financial Highlights for the periods through September 30, 1997 for the Growth and Income Fund have been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report on the financial statements containing such information is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                          NET
                                      GAIN (LOSS)
                                          ON
                                      INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                 VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD          BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED           OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
------------------------------------------------------------------------------------------------------------------
                                              GROWTH AND INCOME FUND

                                                      CLASS A
07/01/094-
 09/30/94(4)      $7.33      $0.07       $0.10      $0.17     $(0.06)   $ --   $(0.06)  $7.44      2.34%   $3,098
09/30/95           7.44       0.32        1.08       1.40      (0.30)   (0.15)  (0.45)   8.39     19.53     3,532
09/30/96           8.39       0.14        2.50       2.64      (0.17)   (0.39)  (0.56)  10.47     32.59    21,099
09/30/97          10.47       0.05        3.40       3.45      (0.03)   (0.44)  (0.47)  13.45     34.18    47,219

                                    RATIO
                                    OF NET
                RATIO OF           INVEST-
                EXPENSES             MENT
                   TO               INCOME                       AVERAGE
                AVERAGE               TO                        COMMISSION
PERIOD            NET              AVERAGE            PORTFOLIO    PER
ENDED            ASSETS           NET ASSETS          TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------
                         GROWTH AND INCOME FUND

                                CLASS A
07/01/094-
 09/30/94(4)      1.50%(/5/)(/6/)    3.48%(/5/)(/6/)       8%     $  N/A
09/30/95          0.46(/6/)          4.16(/6/)           230         N/A
09/30/96          0.96(/6/)          1.52(/6/)           161      0.0600
09/30/97          1.38(/6/)          0.45(/6/)           200      0.0600

                                          NET
                                      GAIN (LOSS)
                                          ON
                                      INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                 VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD          BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED           OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
------------------------------------------------------------------------------------------------------------------
                                              GROWTH AND INCOME FUND

                                                      CLASS B
07/06/94-
 09/30/94(/4/)    $7.33      $0.05       $0.11      $0.16     $(0.05)   $ --   $(0.05)  $7.44      2.19%   $  229
09/30/95           7.44       0.35        1.03       1.38      (0.28)   (0.15)  (0.43)   8.39     19.19     2,538
09/30/96           8.39       0.08        2.50       2.58      (0.13)   (0.39)  (0.52)  10.45     31.75    13,903
09/30/97          10.45      (0.03)       3.39       3.36      (0.01)   (0.44)  (0.45)  13.36     33.30    55,530

                                    RATIO
                                    OF NET
                RATIO OF           INVEST-
                EXPENSES             MENT
                   TO               INCOME                       AVERAGE
                AVERAGE               TO                        COMMISSION
PERIOD            NET              AVERAGE            PORTFOLIO    PER
ENDED            ASSETS           NET ASSETS          TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------
                         GROWTH AND INCOME FUND

                                CLASS B
07/06/94-
 09/30/94(/4/)    2.15%(5)(6)        2.86%(5)(6)           8%     $  N/A
09/30/95          0.30(/6/)          4.48(/6/)           230         N/A
09/30/96          1.58(/6/)          0.73(/6/)           161      0.0600
09/30/97          2.05(/6/)         (0.27)(/6/)          200      0.0600

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(4) Commencement of sale of respective class of shares.
(5) Annualized.
(6) Net of the following fee waivers/expense reimbursements (based on average net assets):

                                             09/30/94 09/30/95 09/30/96 09/30/97
                                             -------- -------- -------- --------
  Growth and Income Class A.................   4.48%    2.96%    1.01%    0.22%
  Growth and Income Class B.................  20.35     5.07     1.14     0.21

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  A description of each Fund's investment objective and a summary of the in-vestment policies followed by the Funds are set forth below. However, please also refer to the section captioned "Investment Techniques and Risk Factors" for a more detailed description of the characteristics and risks associated with the Funds and the types of securities in which they invest. There can be no assurance that the investment objective of a Fund will be achieved.

  Each Fund has certain investment restrictions which are described in the Statement of Additional Information. Except as specifically indicated, a Fund's investment policies and strategies described herein are not fundamental and may be changed by the Board of Trustees (the "Trustees") without the ap-proval of shareholders. Each Fund's respective investment objective and funda-mental investment restrictions, however, may not be changed without approval of shareholders of the affected Fund. See "General Information." Each Fund is classified as diversified within the meaning of the 1940 Act.

                             BALANCED ASSETS FUND

  In seeking to achieve the investment objective of the Balanced Assets Fund, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the portfolio as economic and market trends change. The Adviser considers both the opportu-nity for gain and the risk of loss in making investments. The Adviser antici-pates that, over the long term, the portfolio will consist of equity invest-ments, in the form of common and preferred stocks, warrants and other rights as well as long-term bonds and other debt securities such as convertible secu-rities, short-term investments and U.S. government securities. The Adviser may invest in both domestic and foreign securities. The Balanced Assets Fund will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equi-ties market. See "Investment Techniques and Risk Factors."

  In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. The Fund intends to limit its investments in companies with mar-ket capitalizations of less than $1 billion to 20% of its total assets. In-vestments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitaliza-tions.

  In selecting debt investments, the Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser gener-ally selects long-term debt securities from high-quality bonds (rated "AA" or higher by Standard & Poor's Ratings Services, a division of the McGraw-Hill Companies Inc. ("S&P"), "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), or determined by the Adviser to be of equivalent quality if unrated) to achieve income and capital gains. The Adviser may also invest the Fund's assets in high-quality, short-term debt securities (such as commercial paper rated "A-1" by S&P or "P-1" by Moody's or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Fund's total assets (measured at the time of invest-ment) in securities rated as low as "BBB" by S&P or "Baa" by Moody's (or de-termined by the Adviser to be of equivalent quality if unrated). See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investing in such securities. See also the Appendix to the Statement of Additional Information for a description of securities ratings.

                             BLUE CHIP GROWTH FUND

  The Blue Chip Growth Fund will invest, under normal circumstances, at least 65% of its total assets in equity securities of companies with large market capitalizations, and which have conducted operations for at least five years. A "blue chip" or "large-cap" stock is one which the Adviser considers compara-ble to the stocks included in the Standard & Poor's 500 Index ("S&P 500") at the time of purchase, and which has a minimum market capitalization of $5 bil-lion, and that is traded on the New York Stock Ex-change ("NYSE"), American Stock Exchange ("AMEX") or on other national ex-changes or on foreign exchanges. The Fund may also invest in equity securities that are (i) issued by small companies which are believed by the Adviser to have significant growth potential; or (ii) unlisted, but these will generally be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from secu-rity to security. In pursuing its investment objective, the Fund may, under normal circumstances, invest up to 35% of its total assets in debt securities that have the potential for capital appreciation. The Fund may invest in secu-rities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "In-vestment Techniques and Risk Factors" below for a discussion of the risks as-sociated with investing in such securities.

                              MID-CAP GROWTH FUND

  The Mid-Cap Growth Fund will invest, under normal circumstances, at least 65% of its total assets in the equity securities of medium-sized companies ("Mid-Cap Companies") with market capitalizations of $1 billion to $5 billion, and which have conducted operations for at least five years. The Fund may also invest in equity securities that are issued by small companies which are be-lieved by the Adviser to have significant growth potential. A significant por-tion of the Fund's equity investments are in securities listed on the NYSE or other national securities exchanges or on foreign exchanges. The Fund will also invest in unlisted securities, but these will generally be securities that have an established over-the-counter market, although the depth and li-quidity of that market may vary from time to time and from security to securi-ty. In pursuing its investment objective, the Fund may, under normal circum-stances, invest up to 35% of its total assets in debt securities that have the potential for capital appreciation. The Fund may invest in securities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with invest-ing in such securities.

                           SMALL COMPANY GROWTH FUND

  The Small Company Growth Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity se-curities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small Cap" companies will typically have market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cy-cles. The Fund may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned compa-nies. Such securities may be listed on an exchange or traded over-the-counter. See "Investment in Small Companies" in "Investment Techniques and Risk Fac-tors" below for a discussion of the risks associated with investing in small companies. In pursuing its investment objectives, the Fund may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation. The Fund may invest in securities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "Investment Techniques and Risk Fac-tors" below for a discussion of the risks associated with investing in such securities.

                            GROWTH AND INCOME FUND

  The Growth and Income Fund will invest primarily in common stocks that offer potential for capital appreciation, current income, or both. The Fund may also purchase corporate bonds, notes, debentures, preferred stocks, convertible se-curities (both debt securities and preferred stocks) or U.S. government secu-rities, if the Adviser determines that their purchase would help further the achievement of the Fund's investment objectives. In addition, the Fund may in-vest in equity securities that are (i) issued by small companies which are be-lieved by the Adviser to have significant growth potential; or (ii) unlisted, but these will generally be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. The types of securities held by the Fund may vary from time to time in light of the Fund's investment objec-tives, changes in interest rates, and economic and other factors. The Fund may also hold a portion of its assets in cash or money market instruments. When market conditions warrant, the Fund may, as a temporary defensive measure, in-vest without limitation in debt securities, preferred stocks, or invest in any other securities which the Adviser considers consistent with a defensive pos-ture. See "Investment in Small Companies" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investment in small companies.

  The Fund is authorized to invest a portion of its debt portfolio in fixed income securities rated below investment grade by a nationally recognized sta-tistical rating organization or in unrated securities which, in the Adviser's judgment, possess similar credit characteristics ("high yield bonds"). The Ad-viser has adopted a policy that the Fund will not invest more than 15% of the Fund's total assets in obligations rated below "BBB" or "Baa." Investment in high yield bonds (commonly referred to as "junk" bonds) involves substantial risk. Investments in high yield bonds will be made only when, in the judgment of the Adviser, such securities provide attractive total return potential, relative to the risk of such securities, as compared to higher quality debt securities. Securities rated "BB" or lower by S&P or "Ba" or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. The Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for S&P or "Ca" or lower for Moody's) unless the Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings. In the event the rating of a debt security is down-graded below the lowest rating category deemed by the Adviser to be acceptable for the Fund's investments, the Adviser will determine on a case-by-case basis the appropriate action to best serve the interest of sharehold-ers, including disposition of the security. See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below and the Statement of Additional Information for additional information regarding high yield bonds.

                    INVESTMENT TECHNIQUES AND RISK FACTORS

  ILLIQUID SECURITIES. No more than 15% of the value of a Fund's net assets may be invested in securities which are illiquid, including repurchase agree-ments that have a maturity of longer than seven days, interest rate swaps, currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted secu-rities which the Board of Trustees, or the Adviser pursuant to guidelines es-tablished by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"), or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this re-striction. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limita-tion on illiquid securities investments, a Fund may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private place-ment. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

  REPURCHASE AGREEMENTS. Under these types of agreements, a Fund buys a secu-rity and obtains a simultaneous commitment from the seller to repurchase the security at a specified time (generally within seven days) and price. The seller must maintain appropriate collateral with the Fund's custodian (or at an appropriate sub-custodian in the case of tri- or quad-party repurchase agreements). A Fund will only enter into repurchase agreements involving secu-rities in which it could otherwise invest and with selected banks and securi-ties dealers whose financial condition is monitored by the Adviser, subject to the guidance of the Trustees. If the seller under the repurchase agreement de-faults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connec-tion with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

  SHORT-TERM AND TEMPORARY DEFENSIVE INVESTMENTS. In addition to their primary investments, each Fund may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund may invest up to 100% of its total assets in fixed-income securi-ties, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quali-ty). Money market instruments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. See the Appendix to the Statement of Additional Information for a description of secu-rities ratings.

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in securities issued or guaranteed by the U.S. government, which include the following: (1) direct ob-ligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") cer-tificates and Federal Housing Administration debentures). For these securi-ties, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

  Each Fund may also invest in securities issued by U.S. government instrumen-talities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Trea-sury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corpo-ration ("FHLMC"), Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

  Mortgage-backed Government Securities. The Balanced Assets Fund may invest in mortgage-backed securities, including those representing an undivided own-ership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC Certifi-cates. The U.S. government or the issuing agency guarantees the payment of in-terest and principal of these securities. However, the guarantees do not ex-tend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of in-terest and principal payments from the mortgages underlying the certificate, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. In addition, the Fund may invest in collaterized mortgage obli-gations and stripped mortgage-backed securities, including interest-only and principal-only securities. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Only government interest-only and principal-only secu-rities backed by fixed-rate mortgages and determined to be liquid under guide-lines and standards established by the Trustees may be considered liquid and not subject to the Fund's limitation on investment in illiquid securities. See the Statement of Additional Information for a further discussion of those types of securities.

  FIXED INCOME SECURITIES. In addition to U.S. government securities, each Fund may invest, subject to the percentage and credit quality limitations stated in the prospectus, in debt securities, including corporate obligations issued by domestic and foreign corporations and money market instruments, without regard to the maturities of such securities. Those debt securities which are rated "BBB" or "Baa", while considered to be "investment grade", may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Funds have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

  In addition, the Growth and Income Fund may invest in high yield bonds. High yield bonds can be expected to provide higher yields, but such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies.

  High yield bonds tend to be more volatile than higher rated fixed income se-curities so that adverse economic events may have a greater impact on the prices of high yield bonds than on higher rated fixed income securities. The high yield bond market may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield bonds by vari-ous dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its high yield bonds to be re-duced, or the Fund may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market.

  ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Fixed income secu-rities in which the Growth and Income Fund may invest also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obliga-tions which are issued or purchased at a significant discount from face value. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributa-ble to shareholders and which, because no cash is received at the time of ac-crual, may require the liquidation of other portfolio securities under disad-vantageous circumstances to satisfy the Fund's distribution obligations.

  WARRANTS. Each Fund may invest in warrants which are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years).

  INVESTMENT IN SMALL COMPANIES. The Small Company Growth Fund will invest, and the other Funds may each invest, in small companies having market capital-izations of under $1 billion. It may be difficult to obtain reliable informa-tion and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more estab-lished companies or the market average in general. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of de-velopment and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more estab-lished companies, and their securities may be subject to more abrupt or er-ratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an in-vestment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger compa-nies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established compa-nies.

  WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or de-layed-delivery transactions generally involve the purchase or sale of a secu-rity with payment and delivery taking place at some time in the future--i.e., beyond normal settlement. While the Fund will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the se-curities, the

Fund may sell the securities before the settlement date, if it is deemed ad-visable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will segregate liquid assets having a value equal to or greater than the Fund's purchase com-mitments. With respect to securities sold on a delayed-delivery basis, the Fund will either segregate the securities sold or liquid assets of a compara-ble value. Subject to this requirement, each Fund may purchase securities on such basis without limitation.

  FOREIGN SECURITIES. Although foreign securities are generally not expected to constitute a significant portion of any Fund's investment portfolio, each Fund is authorized to invest, without limitation, in foreign securities. A Fund may purchase securities issued by issuers in any country; provided, that a Fund may not invest more than 25% of its total assets in the securities is-sued by entities domiciled in any one foreign country.

  Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denomi-nated in the same currency as the securities into which they may be converted. Each Fund also may invest in securities denominated in European Currency Units
(ECUs). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, the Funds may invest in securities denominated in other currency "baskets." See the Statement of Additional Information for a further discussion of these types of securities.

  Emerging Markets. Investment may be made from time to time in issuers domi-ciled in, or government securities of, developing countries or emerging mar-kets. Although there is no universally accepted definition, a developing coun-try is generally considered to be a country in the initial stages of its in-dustrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries or emerging mar-kets have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or develop-ment assistance, the vulnerability to local or global trade conditions, ex-treme debt burdens, or volatile inflation rates.

  Risks of Foreign Securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange-control regulations and costs will be incurred in connection with conversions between various cur-rencies. The value of a security may fluctuate as a result of currency ex-change rates in a manner unrelated to the underlying value of the security. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to uniform ac-counting, auditing and financial reporting standards and requirements compara-ble to those applicable to U.S. companies. Securities of some foreign compa-nies may be less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the U.S. In addition, there is generally less governmental regulation of stock exchanges, brokers and listed companies abroad than in the U.S. Invest-ments in foreign securities may also be subject to other risks, different from those affecting U.S. investments, including local political or economic devel-opments, expropriation or nationalization of assets, confiscatory taxation and imposition of withholding taxes on income from sources within such countries.

  The performance of investments in securities denominated in a foreign cur-rency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate en-vironment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Fund's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund's non-dollar securities.

Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of pay-ments status and economic policies) as well as technical and political data.

  LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Fund will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financial-ly. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.

  LEVERAGE. In seeking to enhance investment performance, the Small Company Growth Fund and Growth and Income Fund may borrow money for investment pur-poses and may each pledge assets to secure such borrowings. This is the specu-lative factor known as leverage. This practice may help a Fund increase the net asset value of its shares in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing in-crease. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the net asset value of the Fund's shares would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to a Fund as a result of investing the borrowed monies. During periods of substan-tial borrowings, the net asset value of a Fund's shares would be reduced due to the added expense of interest on borrowed monies. Each Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which a Fund may employ leverage will be determined by the Adviser in light of changing facts and circumstances, including general eco-nomic and market conditions, and will be subject to applicable lending regula-tions of the Board of Governors of the Federal Reserve Board. The Funds' poli-cies regarding the use of leverage are fundamental policies which may not be changed without the approval of shareholders of the respective Fund.

  Under the 1940 Act, the value of a Fund's assets less liabilities, other than borrowings, must be at least three times all of the Fund's borrowings, including the proposed borrowing. If for any reason the value of a Fund's as-sets falls below the 1940 Act requirement, the Fund must within three business days reduce its borrowings to satisfy such requirement. To do this, a Fund may have to sell a portion of its investments at a time when it may be disadvanta-geous to do so.

  HEDGING AND INCOME ENHANCEMENT STRATEGIES. Each Fund may write covered calls to enhance income. For hedging purposes as a temporary defensive maneuver, each Fund may use interest rate futures and stock and bond index futures (to-gether, "Futures"); forward contracts on foreign currencies; and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all of the foregoing are referred to as "Hedging Instru-ments"). A Fund will not use Futures and options on Futures for speculation. All puts and calls on securities, interest rate Futures or stock and bond in-dex Futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets. See "Foreign Securities--Foreign Currency Transactions."

  Each Fund may use spread transactions for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation. A Fund may purchase covered spread options from securities deal-ers. Such covered spread options are not presently exchange-listed or ex-change-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transac-tion costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

  Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and Futures contracts and options on Futures contracts include (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and Futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strate-gies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be fa-vorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions. A transaction is "covered" when the Fund owns the security subject to the option on such security, or some other security acceptable for applicable segregation requirements. See the Statement of Additional Information for further informa-tion concerning income enhancement and hedging strategies and the regulatory requirements relating thereto.

  SHORT SALES. Each Fund may make "short sales against the box." A short sale is effected by selling a security which the Fund does not own. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Fund gen-erally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

  SPECIAL SITUATIONS. Each Fund may invest, subject to its particular invest-ment limitations described above, up to 25% of its assets in "special situa-tions." A "special situation" arises when, the opinion of the Adviser, the se-curities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creat-ing a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary cor-porate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

  FUTURE DEVELOPMENTS. Each Fund may invest in securities and other instru-ments which do not presently exist but may be developed in the future, pro-vided that each such investment is consistent with the Fund's investment ob-jectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus will be amended or supplemented as ap-propriate to discuss any such new investments.

                            MANAGEMENT OF THE TRUST

  TRUSTEES. The Trustees of the Trust are responsible for the overall supervi-sion of the operation of the Trust and each Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and by the Common-wealth of Massachusetts.

  THE ADVISER. The Adviser selects and manages the investments of each Fund, provides various administrative services and supervises the Funds' daily busi-ness affairs, subject to general review by the Trustees. The Adviser is an in-direct wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"), an invest-ment-grade financial services company, which as of December 31, 1997, held more than $52 billion in assets. SunAmerica's principal executive offices are located at 1 SunAmerica Center, Los Angeles, CA 90067-6022. In addition to serving as adviser to the Funds, the Adviser serves as adviser, manager and/or administrator for Anchor Pathway Fund, SunAmerica

Income Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc., Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust. The Ad-viser managed, advised and/or administered assets in excess of $12 billion as of December 31, 1997 for investment companies, individuals, pension accounts, and corporate and trust accounts.

  Pursuant to the Investment Advisory and Management Agreement entered into between the Adviser and the Trust, on behalf of each Fund, each Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of .75% on the first $350 million of the Fund's average daily net assets, .70% on the next $350 million of net assets and .65% on net assets over $700 million for the services performed, on behalf of the Fund and the facilities furnished by the Adviser. These advisory fee rates are higher than those paid by most other investment companies. For the fiscal year ended September 30, 1997, each Fund paid the Adviser a fee equal to the following percentage of average daily net assets: Balanced Assets Fund -- .75%; Blue Chip Growth Fund -- .75%; Growth and Income Fund -- .75%; Mid-Cap Growth Fund -- .75% and Small Company Growth Fund -- .75%. For the same period, the Growth and Income Fund paid the Adviser a fee equal to .55% of the Fund's average daily net assets pursuant to a voluntary fee reimbursement by the Adviser.

  PORTFOLIO MANAGERS. The Domestic Equity Investment Team is responsible for the portfolio management of each of the Funds. The Team is composed of nine portfolio managers, research analysts and traders. Individual members of the Team may focus more heavily on particular Funds or particular aspects of the domestic equity markets.

  THE DISTRIBUTOR. SunAmerica Capital Services, Inc. (the "Distributor"), an indirect wholly owned subsidiary of SunAmerica, acts as distributor of the shares of each Fund pursuant to the Distribution Agreement between the Dis-tributor and the Trust on behalf of each Fund. The Distributor receives all initial and deferred sales charges in connection with the sale of Fund shares, all or a portion of which it may reallow to other broker-dealers. The Distrib-utor and other broker-dealers pay commissions to salespersons, as well as the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by them in connection with their distribution of Fund shares.

  The Distributor, at its expense, may from time-to-time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Fund. Such compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class C shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant amount of shares of the Fund. Compen-sation may also include payment for travel expenses, including lodging, in-curred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Funds' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by the laws of any state or any self-regulatory agency, such as, for example, the National Association of Se-curities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act.

  Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Adviser based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to in-vestment companies of the type contemplated by the Distribution Plans (as de-scribed below). The Trustees will consider appropriate modifications to the operations of the Funds, including discontinuance of payments under the Dis-tribution Plans to banks and other depository institutions, in the event such institutions can no longer provide the services called for under their agree-ments. Banks and other financial services firms may be subject to various state laws regarding services described, and may be required to register as dealers pursuant to state law.

  DISTRIBUTION PLANS. Rule 12b-1 under the 1940 Act permits an investment com-pany directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan," and collectively as the "Distribution Plans." In adopting each Distribution Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of each respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for pro-viding sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B and Class C shares, respectively, to compensate the Dis-tributor and certain securities firms for providing sales and promotional ac-tivities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees in-clude fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus print-ing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under one or more of the Distribution Plans may exceed the Distributor's distribution costs as de-scribed above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account mainte-nance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.

  For the fiscal year ended September 30, 1997, under the Class A Plan, each Fund paid the Distributor a fee equal to the following percentages of average daily net assets: Balanced Assets Fund -- .35%; Blue Chip Growth Fund -- .35%; Mid-Cap Growth Fund -- .35% and Small Company Growth Fund -- .35%. For the same period, under the Class B Plan, each Fund paid the Distributor a fee equal to the following percentages of average daily net assets: Balanced As-sets Fund --1.00%; Blue Chip Growth Fund -- 1.00%; Mid-Cap Growth Fund --
 1.00% and Small Company Growth Fund -- 1.00%.

  THE ADMINISTRATOR. The Trust has entered into a Service Agreement under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica, assists the Transfer Agent in providing share-holder services. Pursuant to the Service Agreement, as compensation for serv-ices rendered, SAFS receives a fee from each Fund, accrued daily and payable monthly, at an annual rate of 0.22% of average daily net assets. See the Statement of Additional Information for more information.

                              PURCHASE OF SHARES

  GENERAL. Shares of each of the Funds are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares), or (ii) on a deferred basis (Class B and Class C shares, and certain Class A shares).

  The minimum initial investment in each Fund is $500 and the minimum subse-quent investment is $100. However, for (i) wrap or certain other advisory ac-counts for the benefit of clients of broker-dealers, financial institutions, registered investment advisers or financial planners adhering to certain stan-dards established by the Distributor, and (ii) Individual Retirement Accounts ("IRAs"), Keogh Plan accounts and accounts for other qualified plans, the min-imum initial investment is $250 and the minimum subsequent investment is $25. The decision as to which class is most beneficial to an investor depends on the amount and intended length of the investment. Investors should consult their investment adviser for help in determining which class of shares is most appropriate for them.

Generally, investors making large investments, qualifying for a reduced ini-tial sales charge, might consider Class A shares because there is a lower dis-tribution fee than Class B and Class C shares. Shareholders who purchase $1,000,000 or more of shares of the Funds should only purchase Class A shares. Investors making small investments might consider Class B or Class C shares because 100% of the purchase price is invested immediately. Dealers may re-ceive different levels of compensation depending on which class of shares they sell. Investors should consider the CDSC period and any conversion rights in the context of their investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. Accordingly, Class B shares may be more appropriate than Class C shares for investors with a longer term investment time frame. Dealers may receive dif-ferent levels of compensation depending on which class of shares they sell.

  Upon making an investment in shares of a Fund, an open account will be es-tablished under which shares of the applicable Fund and additional shares ac-quired through reinvestment of dividends and distributions will be held for each shareholder's account by State Street Bank and Trust Company ("State Street") and its affiliate, National Financial Data Services ("NFDS") (collec-tively, the "Transfer Agent"). Shareholders will not be issued certificates for their shares unless they specifically so request in writing but no certif-icate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at
(800) 858-8850.

  CLASS A SHARES. Class A shares are offered at net asset value plus an ini-tial sales charge, which varies with the size of the purchase as follows:

                                                                      CONCESSION
                                                      SALES CHARGE    TO DEALERS
                                                    ----------------- ----------
                                                      % OF   % OF NET    % OF
                                                    OFFERING  AMOUNT   OFFERING
                 SIZE OF PURCHASE                    PRICE   INVESTED   PRICE
                 ----------------                   -------- -------- ----------
Less than $50,000..................................  5.75%    6.10%       5.00%
$50,000 but less than $100,000.....................  4.75%    4.99%       4.00%
$100,000 but less than $250,000....................  3.75%    3.90%       3.00%
$250,000 but less than $500,000....................  3.00%    3.09%       2.25%
$500,000 but less than $1,000,000..................  2.10%    2.15%       1.35%
$1,000,000 or more.................................   None     None   see below

  No sales charge is payable at the time of purchase on investments of $1 mil-lion or more. In addition, subject to the conditions listed below, shares may be purchased at net asset value, without payment of a sales charge, by em-ployee benefit plans qualified under Sections 401 or 457 of the Internal Reve-nue Code of 1986, as amended (the "Code"), or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organiza-tions defined under Section 501(c)(3) of the Code (collectively, "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the ini-tial amount invested in one or more of the Funds (or in combination with the shares of other funds in the SunAmerica Family of Mutual Funds) is at least $1,000,000, (b) the sponsor signs a $1,000,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (d) the purchases are by trustees or other fiduciaries for cer-tain employer-sponsored plans, the trustee, fiduciary or administrator for which has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus ac-count. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of 1.00% of the amount invested. Redemptions of such shares within the twelve months fol-lowing their purchase will be subject to a CDSC at the rate of 1.00% of the lesser of the net asset value of the shares being redeemed (exclusive of rein-vested dividends and distributions) or the total cost of such shares. This CDSC is paid to the Distributor. Redemptions of such shares held longer than twelve months would not be subject to a CDSC. However, one-half of the commis-sion paid with respect to such a purchase is subject to forfeiture by the dealer in the event the redemption occurs during the second year from the date of purchase. In determining whether a deferred sales charge is payable, it is assumed that shares purchased with reinvested dividends and distributions and then other shares held the longest are redeemed first.

  To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of SunAmerica and its af-filiates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares pur-chased by wrap or certain other advisory accounts for the benefit of clients of broker-dealers, financial institutions, registered investment advisers or financial planners adhering to certain standards established by the Distributor. Shares purchased under this waiver are subject to certain limitations described in the Statement of Additional Information. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by con-tacting Shareholder/Dealer Services at (800) 858-8850.

  There are certain special purchase plans for Class A shares which can reduce the amount of the initial sales charge to investors in the Funds. For more in-formation about "Rights of Accumulation," the "Letter of Intent," "Combined Purchase Privilege," "Reduced Sales Charges for Group Purchases" and the "Net Asset Value Transfer Program," see the Statement of Additional Information.

  CLASS B SHARES. Class B shares are offered at net asset value. Certain re-demptions of Class B shares within the first six years of the date of purchase are subject to a CDSC. The charge is assessed on an amount equal to the lesser of the then-current market value or the purchase price of the shares being re-deemed. No charge is assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining whether a CDSC is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemp-tion is first of any shares of a class other than Class B, second of any shares in the shareholder's Fund account that are not subject to a CDSC (i.e., shares representing reinvested dividends and distributions), third of shares held for more than six years and fourth of shares held the longest during the six-year period. The CDSC will not be applied to dollar amounts representing an increase in the net asset value of the shares being redeemed since the time of purchase of such redeemed shares. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Fund shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the pur-chase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the CDSC.

                                                       CONTINGENT DEFERRED SALES
                                                       CHARGE AS A PERCENTAGE OF
YEAR SINCE PURCHASE                                       DOLLARS INVESTED OR
PAYMENT WAS MADE                                          REDEMPTION PROCEEDS
-------------------                                    -------------------------
First.................................................              4%
Second................................................              4%
Third.................................................              3%
Fourth................................................              3%
Fifth.................................................              2%
Sixth.................................................              1%
Seventh and thereafter................................              0%

  Shareholders of a Fund that acquired their Class B shares pursuant to a re-organization effected with another SunAmerica mutual fund will remain subject to the terms of the CDSC in effect for the previous fund at the time of such reorganization. For additional information, see "Additional Information Re-garding Purchase of Shares" in the Statement of Additional Information.

  Conversion Feature--Class B Shares. Class B shares (including a pro-rata portion of the Class B shares purchased through the reinvestment of dividends and distributions) will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. Subsequent to the conversion of a Class B share to a Class A share, such share will no longer be subject to the higher distribution fee of Class B shares. Such conversion will be on the basis of the relative net asset values of Class B shares and Class A shares, without the imposition of any sales load, fee or charge.

  CLASS C SHARES. Class C shares are offered at net asset value. Certain re-demptions of Class C shares within the first year of the date of purchase are subject to a CDSC of 1%. The method for calculating any such CDSC will be the same method used for calculating the CDSC for Class B shares. See "Class B Shares" above.

  WAIVER OF CDSC. The CDSC applicable to Class B and Class C shares will be waived, subject to certain conditions, in connection with redemptions which are (a) requested within one year of the death of the shareholder of an indi-vidual account or a joint tenant where the surviving joint tenant is the de-ceased's spouse; (b) requested within one year after the shareholder of an in-dividual account or of a joint tenant on a spousal joint tenant account be-comes disabled; or the initial determination of disability of a shareholder, (c) taxable distributions or loans to participants made by quali-fied retirement plans or retirement accounts (not including rollovers) for which the Adviser serves as fiduciary (e.g., prepares all necessary tax re-porting documents); provided that, in the case of a taxable distribution, the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made; (d) made pursuant to a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Plan is established, provided, however, that all dividends and capital gains distributions are reinvested in Fund shares; and (e) made of shares in accounts consisting of assets which were originally individually managed by the Adviser and had paid an investment ad-visory fee to the Adviser. See the Statement of Additional Information for further information concerning conditions with respect to (a) and (b) above. For information on the waiver of the CDSC contact Shareholder/Dealer services at (800)858-8850.

  Other CDSC Information. For Federal income tax purposes, the amount of the CDSC will reduce the amount realized on the redemption of shares, concomi-tantly reducing gain or increasing loss. For information on the imposition and waiver of the CDSC contact Shareholder/Dealer Services at (800) 858-8850.

  ADDITIONAL PURCHASE INFORMATION. All purchases are confirmed to each share-holder. The Trust and the Distributor reserve the right to reject any purchase order and may at any time discontinue the sale of any class of shares of any Fund.

  Shares of the Funds may be purchased through the Distributor or SAFS, by check or federal funds wire.

  Shareholders who have met the minimum initial investment of the Fund may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual ba-sis. Purchases can be made via electronic funds transfer through the Automated Clearing House or by physical draft check. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

  Checks should be made payable to the specific Fund or to "SunAmerica Funds." If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please indicate on the check that payment is for such an ac-count. Payments to open new accounts should be mailed to SunAmerica Fund Serv-ices, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with a completed New Account Applica-tion. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fi-duciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SAFS re-serves the right to reject any check made payable other than in the manner in-dicated above. Under certain circumstances, a Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Funds do not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by a Fund should not be considered verification thereof. Neither the Funds nor their affiliates will be held lia-ble for any losses incurred as a result of a fraudulent endorsement.

  Shares will be priced at the net asset value next determined after the order is placed with the Distributor or SAFS. See "Additional Information Regarding Purchase of Shares" in the Statement of Additional Information for more infor-mation regarding these services and the procedures involved and when orders are deemed to be placed.

  Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of shares of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to or paid a CDSC on the redemption pro-ceeds. See " Net Asset Value Transfer Program" in the Statement of Additional Information for more details regarding this privilege.

                             REDEMPTION OF SHARES

  Shares of any Fund may be redeemed at any time at their net asset value next determined, less any applicable CDSC, after receipt by the Fund of a redemp-tion request in proper form. Any capital gain or loss realized by a share-holder upon any redemption of shares must be recognized for federal income tax purposes. See "Dividends, Distributions and Taxes."

  GENERAL. Normally payment is made by check mailed on the next business day for shares redeemed, but in any event, payment is made by check mailed within seven days after receipt by the Transfer Agent of share certificates or of a redemption request, or both, in proper form. Under unusual circumstances, the Funds may suspend repurchases or postpone payment for up to seven days or longer, as permitted by the federal securities laws.

  REGULAR REDEMPTION. Shareholders may redeem their shares by sending a writ-ten request to SAFS, Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. Requests for redemption of shares with a value of less than $100,000 will be made by check made payable to the share-holder(s) and mailed to the address of record. All written requests for re-demption of shares with a value of $100,000 or more, or those mailed to an ad-dress other than the address of record, must be endorsed by the shareholder(s) with signature(s) guaranteed by an "eligible guarantor institution" which in-cludes: banks, brokers, dealers, credit unions, securities and exchange asso-ciations, clearing agencies and savings associations. Guarantees must be signed by an authorized signatory of the eligible guarantor and the words "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries will not be accepted. SAFS may request further documentation from corporations, executors, administrators, trustees or guardians.

  REPURCHASE THROUGH THE DISTRIBUTOR. The Distributor is authorized, as agent for the Funds, to offer to repurchase shares which are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Fund next-determined after the repurchase or-der is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Fund's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time, as de-scribed below.

  TELEPHONE REDEMPTION. The Trust accepts telephone requests for redemption of shares with a value of less than $100,000. The proceeds of a telephone redemp-tion may be sent by check payable to the shareholder(s) and mailed to the ad-dress of record, or by wire to the shareholder's bank account as set forth in the New Account Application Form or in a subsequent written authorization. Shareholders utilizing the redemption through the electronic funds transfer method will incur a $15.00 transaction fee. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Failure to do so may result in liability to the Trust for losses incurred due to unauthorized or fraudulent telephone instructions. Such procedures include, but are not limited to, requiring some form of personal identification prior to acting upon instructions received by telephone and/or tape recording of telephone instructions.

  A shareholder making a telephone redemption should call Shareholder/Dealer Services at (800) 858-8850, and state (i) the name of the shareholder(s) ap-pearing on the Trust's records, (ii) his or her account number with the Trust,
(iii) the name of the Fund, (iv) the amount to be redeemed, and (v) the name of the person(s) requesting the redemption. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  SYSTEMATIC WITHDRAWAL PLAN. Shareholders who have invested at least $5,000 in any of the Funds may provide for the periodic payment from the account pur-suant to the Systematic Withdrawal Plan. Payment may be made by check or by electronic funds transfer through the Automated Clearing House. At the share-holder's election, such payment may be made directly to the shareholder or to a third party on a monthly, quarterly, semi-annual or annual basis. The mini-mum periodic payment is $50. Maintenance of a withdrawal plan concurrently with purchases of additional shares may be disadvantageous to a shareholder because of the sales charge applicable to such purchases. Shareholders who have been issued share certificates will not be eligible to participate in the Systematic Withdrawal Plan and will have to comply with certain additional procedures in order to redeem shares. Fur-ther information may be obtained by calling Shareholder/Dealer Services at
(800) 858-8850.

  OTHER REDEMPTION INFORMATION. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

  Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem, on at least 60 days' written notice and without shareholder consent, any account that has a net asset value of less than $500 ($250 for retirement plan accounts), as of the close of business on the day preceding such notice, unless such shareholder increases the account balance to at least $500 during such 60-day period. In the alternative, the applicable Fund may impose a $2.00 monthly charge on accounts below the minimum account size.

  If a shareholder redeems shares of any class of a Fund and then within one year from the date of redemption decides the shares should not have been re-deemed, the shareholder may use all or any part of the redemption proceeds to reinstate, free of sales charges (Class A shares) and with the crediting of any CDSC paid with respect to such reinstated shares at the time of redemption (Class B and Class C shares), all or any part of the redemption proceeds in shares of the Fund at the then-current net asset value. Reinstatement may af-fect the tax status of the prior redemption.

                              EXCHANGE PRIVILEGE

  GENERAL. Shareholders in any of the Funds may exchange their shares for the same class of shares of any other Fund or other funds in the SunAmerica Family of Mutual Funds that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are sub-ject to applicable minimum initial or subsequent investment requirements. Not-withstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can only be effected if the shares to be acquired are qualified for sale in the state in which the share-holder resides. Exchanges of shares generally will constitute a taxable trans-action except for IRAs, Keogh Plans and other qualified or tax-exempt ac-counts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be ob-tained by calling Shareholder/Dealer Services at (800) 858-8850.

  If a shareholder acquires Class A shares through an exchange from another SunAmerica fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the 1% CDSC, if any, ap-plicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding pe-riod of the shares acquired in the exchange for purposes of determining whether the 1% CDSC is applicable upon a redemption of any of such shares.

  A shareholder who acquires Class B or Class C shares through an exchange from another SunAmerica fund will retain liability for any deferred sales charge which is outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

  RESTRICTIONS ON EXCHANGES. Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Fund's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Ac-counts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

  In addition, a Fund reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Fund would be unable to invest effec-tively in accordance with its investment objective and policies, or would oth-erwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be dis-ruptive to the Fund and may therefore be refused.

  Finally, as indicated under "Purchase of Shares", the Fund and Distributor reserve the right to refuse any order for the purchase of shares.

                PORTFOLIO TRANSACTIONS, BROKERAGE AND TURNOVER

  The Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price which in-cludes an underwriter's concession or discount. On occasion, certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

  As a general matter, the Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Brokerage arrangements may take into account the distribution of Fund shares by broker-dealers, subject to best price and execution. The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

  Each Fund has no limitation regarding its policy with respect to portfolio turnover. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities, excluding short-term securities, by the average monthly value of the Fund's long-term portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Fund. In addi-tion, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary in-come.

                       DETERMINATION OF NET ASSET VALUE

  The Fund is open for business on any day the NYSE is open for regular trad-ing. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 P.M., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of each class. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at fair value following procedures approved by the Trustees.

                               PERFORMANCE DATA

  Each Fund may advertise performance data that reflect its total investment return. A brief summary of the computations is provided below and a detailed discussion is in the Statement of Additional Information. Both total return and yield figures are based on historical earnings and are not intended to in-dicate future performance.

  Total return performance data may be advertised by each Fund. The average annual total return may be calculated for one-, five- and ten-year periods or for the lesser period since inception. These performance data represent the average annual percentage changes of a hypothetical $1,000 investment and as-sumes the reinvestment of all dividends and distributions and includes sales charges and recurring fees that are charged to shareholder accounts. A Fund's advertisements may also reflect total return performance data calculated by means of cumulative, aggregate, average, year-to-date, or other total return figures. Fur-ther, the Fund may advertise total return performance for periods of time in addition to those noted above.

  Yield will be calculated based on a 30-day (or one-month) period ended on the date of the applicable Fund's most recent balance sheet and for other such periods, as deemed appropriate. The net investment income per share earned during the period will be divided by the maximum offering price per share on the last day of the period and annualized to obtain the yield. For purposes of calculating yields, net income is determined by a standard formula prescribed by the Securities and Exchange Commission to facilitate comparison with yields quoted by other mutual funds.

  Although expenses for Class B and Class C shares may be higher than those for Class A shares, the performance of Class B and Class C shares may be higher than the performance of Class A shares after giving effect to the im-pact of the sales charges and 12b-1 fees applicable to each class of shares.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the sharehold-ers at least annually. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January which were declared in the previous calendar quarter will be treated as paid in De-cember of the previous year. With respect to capital gain distributions, each Fund's policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward. Dividends and distributions are paid in additional shares based on the next determined net asset value, unless the shareholder elects in writing, not less than five business days prior to the payment date, to receive amounts in excess of $10 in cash.

  In addition to having the dividends and distributions of a Fund reinvested in shares of such Fund, a shareholder may, if he or she so elects on the New Account Application Form, have dividends and distributions invested in the same class of shares of any other SunAmerica Mutual Fund at the then-current net asset value of such Fund(s).

  TAXES. Each Fund is qualified and intends to continue to qualify and elect to be taxed as a regulated investment company under the Code. While so quali-fied, the Trust and each of the Funds will not be subject to U.S. Federal in-come tax on the portion of its investment company taxable income and net capi-tal gains distributed to its shareholders.

  For Federal income tax purposes, dividends of net investment income and dis-tributions of any net realized short-term capital gain, whether paid in cash or reinvested in shares of the Fund, are taxable to shareholders as ordinary income. Distributions made from the Fund's net capital gains (including gains from certain transactions in futures and options) are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. To the extent a Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corpo-rate shareholders of such Fund will be eligible for the 70% dividends received deduction.

  Under Code Section 988, foreign currency gains or losses from certain for-ward contracts, from futures contracts that are not "regulated futures con-tracts" and from unlisted non-equity options will generally be treated as or-dinary income or loss. Such Code Section 988 gains or losses will generally increase or decrease the amount of a fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Addition-ally, if Code Section 988 losses exceed other investment company taxable in-come during a taxable year, a Fund would not be able to make any ordinary div-idend distributions, and any distributions made in the same taxable year may be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's fund shares. In certain cases, a Fund may be entitled to elect to treat foreign currency gains on forward or futures con-tracts, or options thereon, as capital gains.

  The Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original is-sue discount that accrues in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

  Statements as to the tax status of distributions to shareholders of the Funds will be mailed annually. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes. Foreign shareholders are also urged to consult their own tax advisors regard-ing the foreign tax consequences of ownership of interests in a Fund. See "Dividends, Distributions and Taxes" in the Statement of Additional Informa-tion.

                              GENERAL INFORMATION

  REPORTS TO SHAREHOLDERS. The Trust sends to its shareholders audited annual and unaudited semi-annual reports for the Funds. The financial statements ap-pearing in annual reports are audited by independent accountants. In addition, the Transfer Agent sends to each shareholder having an account directly with the Trust a statement confirming transactions in the account.

  ORGANIZATION. The Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on June 18, 1986, is an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust consists of five investment series or funds: the Balanced Assets Fund, the Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Small Company Growth Fund and the Growth and Income Fund. The Trustees have the authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share, of the Trust, and to divide each such series into one or more classes of shares.

  The Trust does not hold annual shareholder meetings. The Trustees are re-quired to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the share-holders of record holding at least 10% of the Trust's outstanding shares. Each share of each Fund has equal voting rights on each matter pertaining to that Fund or matters to be voted upon by the Trust, except as noted above. Each share of each Fund is entitled to participate equally with the other shares of that Fund in dividends and other distributions and the proceeds of any liqui-dation, except that, due to the differing expenses borne by the two classes, such dividends and proceeds are likely to be lower for Class B and Class C shares than for Class A shares. See the Statement of Additional Information for more information with respect to the distinctions among classes.

  Under Massachusetts law, shareholders of a trust, such as the Trust, in cer-tain circumstances may be held personally liable as partners for the obliga-tions of the trust. However the Declaration of Trust, pursuant to which the Trust was organized, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held per-sonally liable for any Trust obligation. Thus the risk of a shareholder being personally liable, as a partner for obliga-tions of the Trust, is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

  INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. Price Waterhouse LLP has been se-lected as independent accountants for the Funds. The firm of Shereff, Fried-man, Hoffman & Goodman, LLP has been selected as legal counsel for the Funds.

  SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address on the cover page of this Pro-spectus. For questions concerning share ownership, dividends, transfer of own-ership or share redemption, contact SAFS, Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or call Shareholder/Dealer Services at (800) 858-8850.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTA-TIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDI-TIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESEN-TATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE AD-VISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              [LOGO] SunAmerica
                                     Capital Services
                                     Distributor

EFPRO

                            SUNAMERICA EQUITY FUNDS
  (SunAmerica Balanced Assets Fund and SunAmerica Small Company Growth Fund)
                               (Class Z Shares)

  SunAmerica Balanced Assets Fund and SunAmerica Small Company Growth Fund (each, a "Fund" and collectively, the "Funds") are two of five separate series of SunAmerica Equity Funds, which is an open-end management investment company organized as a Massachusetts business trust (the "Trust"). Each Fund is advised and managed by SunAmerica Asset Management Corp. More general information about the Funds can be found in the attached Prospectus dated January 28, 1998, (the "Retail Class Prospectus"), which is incorporated by reference into this Prospectus.

  SunAmerica Balanced Assets Fund ("Balanced Assets Fund") seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. The Balanced Assets Fund seeks to achieve its investment objective by selecting among different types of investments for capital growth and income and may alter the composition of the portfolio as economic and market trends change.

  SunAmerica Small Company Growth Fund ("Small Company Growth Fund") seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies. The Small Company Growth Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. See "Investment Objectives and Policies" for more information about each Fund. There can be no assurance that the Funds' objectives will be achieved.

  Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan sponsored by Fidelity Investments (the "401(k) Plan" or the "Plan"). CLASS Z SHARES ARE ONLY AVAILABLE IN THE FOLLOWING STATES: AL, AZ, CA, CO, CT, FL, GA, IL, IN, KS, KY, MN, MO, NJ, NY, NC, OH, PA, SC, TX, VA AND WA. Only Class Z shares are offered through this Prospectus. The Funds also offer Class A and Class B shares through the Retail Class Prospectus. Further information regarding Class A and Class B shares can be obtained by calling (800) 858-8850.

  Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank through which such shares may be sold, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

  This Prospectus explains concisely what you should know before investing in Class Z shares of either of the Funds. Please read it carefully before investing and retain it for future reference. You can find more detailed information about the Funds in the Statement of Additional Information dated January 28, 1998, which is incorporated by reference into this Prospectus, and further information about the performance of the Funds in the Trust's Annual Report to Shareholders, which may be obtained without charge by contacting the Trust at The SunAmerica Center, 733 Third Avenue, New York, NY 10017 or by calling (800) 858-8850.

-------------------------------------------------------------------------------

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND  EXCHANGE COMMISSION NOR HAS THE SECURITIES AND  EXCHANGE COMMISSION
     PASSED  UPON  THE ACCURACY  OR  ADEQUACY  OF THIS  PROSPECTUS.   ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                       Prospectus dated January 28, 1998

                         SUMMARY OF FUND EXPENSES

                                                                       SMALL
                                                         BALANCED     COMPANY
                                                        ASSETS FUND GROWTH FUND
                                                          CLASS Z     CLASS Z
                                                        ----------- -----------
Shareholder Transaction Expenses
  Maximum Initial Sales Load..........................      None        None
  Maximum Sales Load on Reinvested Dividends..........      None        None
  Maximum Deferred Sales Load.........................      None        None
  Redemption Fees.....................................      None        None
  Exchange Fees.......................................      None        None
Annual Fund Operating Expenses (net of fee
 waivers/expense reimbursements)(/1/) (as a percentage
 of net assets)
  Management Fees.....................................     0.75%       0.75%
  12b-1 Fees..........................................      None        None
  Other Expenses......................................     0.25%       0.32%
Total Operating Expenses(/2/).........................     1.00%       1.07%

  Actual expenses may be greater or less than those shown.

--------

(/1/) The information provided is based on data for the fiscal year ended
  September 30, 1997.

(/2/) For the fiscal year ended September 30, 1997, the total operating expenses (on a gross basis) for Balanced Assets Fund and Small Company Growth Fund were 40.41% and 3.26%, respectively.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
  Balanced Assets Fund (Class Z shares).........  $10     $32     $55     $122
  Small Company Growth Fund (Class Z shares)....  $11     $34     $59     $131

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                           FINANCIAL HIGHLIGHTS

  The following Financial Highlights for the period ended September 30, 1997 for the Balanced Assets Fund and the Small Company Growth Fund, have been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information for the period ended September 30, 1997 is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                NET
                 NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS
                   VALUE     INVEST-    REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,             END OF
PERIOD           BEGINNING    MENT         AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/2/) (000'S)
--------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                    CLASS Z
10/07/96-
 9/30/97(/4/)     $17.07     $  0.38     $ 3.19      $ 3.57    $(0.40)  $ (1.75) $ (2.15) $18.49    23.56%    $ 53
                    RATIO OF                  RATIO
                    EXPENSES             OF NET INVEST-
                       TO                     MENT                   AVERAGE
                     AVERAGE                 INCOME                 COMMISSION
PERIOD                 NET                  TO AVERAGE    PORTFOLIO    PER
ENDED                ASSETS                NET ASSETS     TURNOVER    SHARE/(3)/
--------------------------------------------------------------------------------------------------------------------
                              BALANCED ASSETS FUND
                                    CLASS Z
10/07/96-
 9/30/97(/4/)               0.99%(5)(6)       2.30%(5)(6)    149%    $0.0599

                                           NET
                                       GAIN (LOSS)
                                           ON
                               NET     INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                NET
                 NET ASSET   INVEST-      (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS
                   VALUE      MENT      REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,             END OF
PERIOD           BEGINNING   INCOME        AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD (LOSS)(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/2/) (000'S)
--------------------------------------------------------------------------------------------------------------------
                           SMALL COMPANY GROWTH FUND
                                    CLASS Z
10/07/96-
 9/30/97(/4/)     $24.61     $(0.15)     $ 4.85       $4.70    $  --    $(0.86)  $(0.86)  $28.45   19.78%     $948
                                              RATIO
                    RATIO OF             OF NET INVEST-
                    EXPENSES                  MENT
                       TO                    INCOME                  AVERAGE
                     AVERAGE                (LOSS) TO               COMMISSION
PERIOD                 NET                   AVERAGE      PORTFOLIO    PER
ENDED                ASSETS                NET ASSETS     TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------------------------------------------------
                           SMALL COMPANY GROWTH FUND
                                    CLASS Z
10/07/96-
 9/30/97(/4/)    1.07%(/5/)(/6/)        (0.67)%(/5/)(/6/)   343%     $0.0598

-------

(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load.

(3) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

(4) Commencement of sale of Class Z of shares.

(5) Annualized.

(6) Net of expense reimbursements equivalent to 39.42% and 2.19% of average net assets of the Balanced Assets Fund and the Small Company Growth Fund, respectively.

THE FOLLOWING INFORMATION SUPPLEMENTS "MANAGEMENT OF THE TRUST--THE DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS.

  SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Funds' Class Z shares under a Distribution Agreement with respect to the Funds, none of which are reimbursed by or paid for by the Funds. There is no distribution plan in effect for the Class Z shares.

THE FOLLOWING INFORMATION SUPPLEMENTS "MANAGEMENT OF THE TRUST--THE ADMINISTRATOR" IN THE RETAIL CLASS PROSPECTUS.

  SunAmerica Fund Services, Inc. serves as the Administrator for Class Z shares and may receive reimbursement from the Trust of its costs through a fee, none of which is reimbursed by or paid for by the Class Z shares of the Funds. The Class Z shares, however, pay all direct transfer agency fees and out-of-pocket expenses.

THE FOLLOWING INFORMATION SUPPLEMENTS "DIVIDENDS, DISTRIBUTIONS AND TAXES-- TAXES" IN THE RETAIL CLASS PROSPECTUS.

  As a qualified plan, the 401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

  The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "PURCHASE OF SHARES" AND "REDEMPTION OF SHARES" IN THE RETAIL CLASS PROSPECTUS.

  Class Z shares of the Funds are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class Z shares.

  The net asset value per share at which shares of the Funds are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

THE FOLLOWING INFORMATION SUPPLEMENTS "EXCHANGE PRIVILEGE" IN THE RETAIL CLASS PROSPECTUS.

  Class Z shareholders of one Fund may exchange their shares for Class Z shares of another Fund (Balanced Assets and Small Company Growth Funds only) on the basis of relative net asset value per share. See "Purchase of Shares" above.

THE FOLLOWING INFORMATION SUPPLEMENTS "DETERMINATION OF NET ASSET VALUE" IN THE RETAIL CLASS PROSPECTUS.

  Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A, Class B and Class C shares, except following the payment of dividends and distributions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "GENERAL INFORMATION--SHAREHOLDER INQUIRIES" IN THE RETAIL CLASS PROSPECTUS

  Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

                            SUNAMERICA EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 28, 1998



The SunAmerica Center                           General Marketing and
733 Third Avenue                                Shareholder Information
New York, NY  10017-3204                        (800) 858-8850


     SunAmerica Equity Funds (the "Trust") is a mutual fund consisting of five different investment funds: SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund and SunAmerica Growth and Income Fund. Each Fund has distinct investment objectives and strategies.


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Trust's Prospectus dated January 28, 1998. To obtain a Prospectus, please call the Trust at (800) 858-8850. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

HISTORY OF THE FUNDS...................................................B-2
INVESTMENT OBJECTIVES AND POLICIES.....................................B-3
PORTFOLIO TURNOVER....................................................B-24
INVESTMENT RESTRICTIONS...............................................B-25
TRUSTEES AND OFFICERS.................................................B-26
ADVISER, PERSONAL TRADING, DISTRIBUTOR AND
ADMINISTRATOR.........................................................B-31
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................B-36
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES...................B-39
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES.................B-46
DETERMINATION OF NET ASSET VALUE......................................B-46
PERFORMANCE DATA......................................................B-47
DIVIDENDS, DISTRIBUTIONS AND TAXES....................................B-51
RETIREMENT PLANS......................................................B-54
DESCRIPTION OF SHARES.................................................B-55
ADDITIONAL INFORMATION................................................B-57
FINANCIAL STATEMENTS..................................................B-58
APPENDIX........................................................APPENDIX-1


     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

     This Statement of Additional Information relates to the five different investment funds (each, a "Fund," and collectively, the "Funds") of SunAmerica Equity Funds, a Massachusetts business trust, which is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The five Funds are: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund").


                                 HISTORY OF THE FUNDS


     On September 24, 1993, the Trust reorganized with certain funds in the SunAmerica Family of Mutual Funds (the "Reorganization") and was renamed "SunAmerica Equity Funds". In the Reorganization, all outstanding shares of the two then-existing series of the Trust, the Growth Portfolio ("Growth Portfolio") and the Aggressive Growth Portfolio ("Aggressive Growth Portfolio"), were redesignated Class A shares and renamed the SunAmerica Growth Fund ("Growth Fund") and the SunAmerica Emerging Growth Fund ("Emerging Growth Fund"), respectively. In addition, the SunAmerica Emerging Growth Fund series of SunAmerica Fund Group ("Old Emerging Growth") reorganized with, and its shareholders received Class B shares of, the Emerging Growth Fund. With regard to the Balanced Assets Fund series of the Trust, the Total Return Fund series of SunAmerica Multi-Asset Portfolios, Inc. ("Total Return") and the SunAmerica Balanced Assets Fund series of SunAmerica Fund Group ("Old Balanced Assets") reorganized with, and their shareholders received Class A and Class B shares of the Balanced Assets Fund, respectively. The SunAmerica Capital Appreciation Fund, Inc. ("Capital Appreciation") was reorganized with, and its shareholders received Class B shares of, the SunAmerica Value Fund ("Value Fund"). The Reorganization was approved by the shareholders of the Funds or their predecessors who were entitled to vote with respect thereto on September 23, 1993.


     On March 16, 1994, the Board of Trustees of the Trust (the "Trustees") approved changing the names of the Value Fund, Growth Fund and Emerging Growth Fund to the Blue Chip Growth Fund, Mid-Cap Growth Fund and Small Company Growth Fund, respectively, and such name changes became effective on June 7, 1994. On March 16, 1994, the Trustees approved the creation of the Growth and Income Fund.


     On June 18, 1996, the Trustees authorized the designation of Class Z shares of the Balanced Assets Fund and the Small Company Growth Fund. The offering of such Class Z shares commenced on October 1, 1996.


     On November 20, 1997, the Trustees approved the designation of Class C shares of each of the Funds. The offering of such Class C shares of the Small Company Growth Fund and Growth and Income Fund commenced on January 28,
1998.

                      INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives and policies of each of the Funds are described in the Trust's Prospectus. Certain types of securities in which the Funds may invest and certain investment practices which the Funds may employ, which are described under "Other Investment Practices and Restrictions" in the Prospectus are discussed more fully below.


ILLIQUID SECURITIES. No more than 15% of the value of a Fund's net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements which have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Funds will seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities).


     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market may be deemed to be liquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


     Commercial paper issues in which a Fund's net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Trustees have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Fund's use of repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.


REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund then invests the proceeds from the transaction in another obligation in which the Fund is authorized to invest. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Fund will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's repurchase obligation, and the Fund's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."


RISKS OF INVESTING IN LOWER RATED BONDS. Debt securities in which the Growth and Income Fund may invest may be in the lower rating categories of recognized rating agencies (that is, ratings of Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc. ("S&P")(and comparable unrated securities) (commonly known as "junk bonds"). For a description of these and other rating categories, see Appendix A. No minimum rating standard is required for a purchase by the Fund.


     It should be noted that lower-rated securities are subject to risk factors such as (a) vulnerability to economic downturns and changes in interest rates;
(b) sensitivity to adverse economic changes and corporate developments; (c) redemption or call provisions which may be exercised at inopportune times; (d) difficulty in accurately valuing or disposing of such securities; (e) federal legislation which could affect the market for such securities; and (f) special adverse tax consequences associated with investments in certain high-yield, high-risk bonds.


     High yield bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in lower return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.


     There is a thinly traded market for high yield bonds, and recent market quotations may not be available for some of these bonds. Market quotations are generally available only from a limited number of dealers and may not represent firm bids from such dealers or prices for actual sales. As a result, a Fund may have difficulty valuing the high yield bonds in their portfolios accurately and disposing of these bonds at the time or price desired.


     Ratings assigned by Moody's and S&P to high yield bonds, like other bonds, attempt to evaluate the safety of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change. If a rating with respect to a portfolio security is changed, the Adviser will determine whether the security will be retained based upon the factors the Adviser considers in acquiring or holding other securities in the portfolio. Investment in high yield bonds may make achievement of the Fund's objective more dependent on the Adviser's own credit analysis than is the case for higher-rated bonds.

     Market prices for high yield bonds tend to be more sensitive than those for higher-rated securities due to many of the factors described above, including the credit-worthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions. In addition, yields on such bonds will fluctuate over time. An economic downturn could severely disrupt the market for high yield bonds. In addition, legislation impacting high yield bonds may have a materially adverse effect on the market for such bonds. For example, federally insured savings and loan associations have been required to divest their investments in high yield bonds.


     The risk of default in payment of principal and interest on high yield bonds is significantly greater than with higher-rated debt securities because high yield bonds are generally unsecured and are often subordinated to other obligations of the issuer, and because the issuers of high yield bonds usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recession or increasing interest rates. Upon a default, bondholders may incur additional expenses in seeking recovery.


     As a result of all these factors, the net asset value of a Fund to the extent it invests in high yield bonds, is expected to be more volatile than the net asset value of funds which invest solely in higher-rated debt securities. This volatility may result in an increased number of redemptions from time to time. High levels of redemptions in turn may cause a fund to sell its portfolio securities at inopportune times and decrease the asset base upon which expenses can be spread.


SHORT-TERM AND TEMPORARY DEFENSIVE INSTRUMENTS. In addition to their primary investments, each Fund may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund may invest up to 100% of its total assets in fixed-income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). A description of securities ratings is contained in the Appendix to this Statement of Additional Information.


     Subject to the limitations described above, the following is a description of the types of money market and fixed-income securities in which the Funds may invest:


     U.S. Government Securities: See the section entitled "U.S. Government Securities" below.


     Commercial Paper: Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations. Each Fund's commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, a Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, a Fund considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization. The Funds will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).


     Certificates of Deposit and Bankers' Acceptances: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.


     Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.


     The Funds will generally open interest-bearing accounts only with, or purchase certificates of deposit, time deposits or bankers' acceptances only from, banks or savings and loan associations whose deposits are federally-insured and whose capital is at least $50 million.


     Corporate Obligations: Corporate debt obligations (including master demand notes). For a further description of variable amount master demand notes, see the section entitled "Commercial Paper" above.


     Repurchase Agreements: See the section entitled "Repurchase Agreements" above.


U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. Each Fund may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.


     The Balanced Assets Fund may, in addition to the U.S. government securities noted above, invest in mortgage-backed securities (including private mortgage-backed securities), such as GNMA, FNMA or FHLMC certificates (as defined below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.


     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Balanced Assets Fund to differ from the yield calculated on the basis of the expected average life of the pool.


     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Balanced Assets Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Balanced Assets Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semi-annually.
Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Balanced Assets Fund may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:


     GNMA Certificates. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Balanced Assets Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.


     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market.


     FHLMC Certificates. The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.


     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.


     FNMA Certificates. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.


     Another type of mortgage-backed security in which the Balanced Assets Fund may invest is a collateralized mortgage obligation ("CMO"). CMOs are fully collateralized bonds which are the general obligations of the issuer thereof (i.e., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee

(under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.


     Certain CMOs may be deemed to be investment companies under the 1940 Act. The Balanced Assets Fund intends to conduct operations in a manner consistent with this view, and therefore generally may not invest more than 10% of its total assets in such issuers without obtaining appropriate regulatory relief. In reliance on recent Securities and Exchange Commission ("SEC") staff interpretations, a Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.


     The Balanced Assets Fund may also invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. Stripped mortgage-backed securities have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of stripped mortgage-backed security has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on the Fund's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Only government interest only and principal only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Fund's limitation on investments in illiquid securities.


INVESTMENT IN SMALL, UNSEASONED COMPANIES. As described in the Prospectus, the Small Company Growth Fund will invest, and the other Funds may each invest, in the securities of small companies having market capitalizations under $1 billion. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.


     Companies with market capitalization of $1 billion to $5 billion ("Mid-Cap Companies") may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.


WARRANTS. Each Fund may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase or sell such securities on a "when-issued" or "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will maintain a segregated account with its Custodian, consisting of cash, or liquid securities at least equal to the value of purchase commitments until payment is made. With respect to securities sold on a delayed-delivery basis, a Fund will either segregate the securities sold or liquid assets of a comparable value.


     A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

     To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund.


     When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.


FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.


     Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Fund's investment policies, the Fund's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.


     Investments in foreign securities, including securities of developing countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.


LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 33a% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


     Since voting or consent rights which accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan.


INCOME ENHANCEMENT STRATEGIES. Each Fund may write (i.e., sell) call options ("calls") on securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions.
After any such sale up to 100% of a Fund's total assets may be subject to calls. All such calls written by a Fund must be "covered" while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (defined below) used to enhance income must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract. If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses which might cause previously distributed short-term capital gains to be re-characterized as a non-taxable return of capital to shareholders.


     The Balanced Assets Fund also may write put options ("puts") which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option which increases the Fund's return. A Fund writes only covered put options which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. Puts on Futures (defined below) will be considered "covered" if the a Fund owns an option to sell that Futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if the Fund for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its custodian with respect to such option).


HEDGING STRATEGIES. For hedging purposes as a temporary defensive maneuver, each Fund may use interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, "Futures"); forward contracts on foreign currencies ("Forward Contracts"); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as "Hedging Instruments"). Hedging Instruments may be used to attempt to: (i) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Fund's unrealized gains in the value of its equity and debt securities which have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.


     A Fund's strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot ("cash") rate. Additional information about the Hedging Instruments the Funds may use is provided below.

     OPTIONS
     -------


     Options on Securities. As noted above, each Fund may write and purchase call and put options (including yield curve options) on equity and debt securities.


     When a Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.


     To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. If a Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.


     When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment.


     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.


     A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.


     When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit.)


     Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.


     When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.


     Options on Foreign Currencies.   Each Fund may write and purchase puts and
calls on foreign currencies. A call written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Fund segregates cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities Indices. As noted above, each Fund may write and purchase call and put options on securities indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.


FUTURES AND OPTIONS ON FUTURES
------------------------------


     Futures. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.


     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.


     As noted above, each Fund may purchase and sell foreign currency futures contracts for hedging or income enhancement purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.


     Conversely, each Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.


     Options on Futures. As noted above, the Funds may purchase and write options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. (Unless otherwise specified, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as "Options on Futures.")


     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Fund's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.


     The Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call but the securities which the Fund intends to purchase may be less expensive.


FORWARD CONTRACTS
-----------------


     A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a Forward Contract.


     A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. A Fund will not speculate with Forward Contracts or foreign currency exchange rates.


     A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.


     A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedged").


     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate cash or liquid securities having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.


     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.


     At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.


     The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.


     Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE
--------------------------------------------------------------


     The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Fund's entering into a closing transaction.


     An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.


     In the future, each Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Fund's investment objectives, legally permissible and adequately disclosed.


REGULATORY ASPECTS OF HEDGING INSTRUMENTS
-----------------------------------------


     Each Fund must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Fund may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Each Fund intends to engage in Futures transactions and options thereon only for hedging purposes, Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.


     Transactions in options by a Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Fund purchases a Future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

TAX ASPECTS OF HEDGING INSTRUMENTS
----------------------------------


     Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of stock or securities held for less than three months. This limitation, which applies only to tax years beginning on, or before, August 5, 1997, may limit the ability of a Fund to engage in options transactions and, in general, to hedge investment risk.


POSSIBLE RISK FACTORS IN HEDGING
--------------------------------


     In addition to the risks discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.


     If a Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.


LEVERAGE. In seeking to enhance investment performance, the Small Company Growth Fund, and Growth and Income Fund may increase their ownership of securities by borrowing from banks at fixed rates of interest and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks and pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case. A Fund's policy regarding use of leverage is a fundamental policy which may not be changed without approval of the shareholders of the Fund.


                                 PORTFOLIO TURNOVER


     The portfolio turnover rate is calculated for each Fund by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned during the fiscal year. For purposes of this calculation, securities which at the time of purchase had a remaining maturity of one year or less are excluded from the numerator and the denominator. Transactions in Futures or the exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover; although such exercise is within a Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.


     The following table sets forth the portfolio turnover rates for the fiscal years ended September 30, 1997 and 1996.


                               PORTFOLIO TURNOVER

        FUND                                1997                      1996
----------------------------------------------------------------------------------------------
Balanced Assets Fund                         149%                      187%
-----------------------------------------------------------------------------------------------
Blue Chip Growth Fund                        211%                      269%
-----------------------------------------------------------------------------------------------
Growth and Income Fund                       200%                      161%
-----------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                          332%                      307%
-----------------------------------------------------------------------------------------------
Small Company Growth Fund                    343%                      240%
-----------------------------------------------------------------------------------------------

     High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which will be borne directly by a Fund. High portfolio turnover may also involve a possible increase in short-term capital gains or losses.

                            INVESTMENT RESTRICTIONS


     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of
(i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or
(ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, no Fund may:


(1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company's outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities").


(2) Invest more than 5% of its total assets (taken at market value at the time of each investment) in securities of companies having a record, together with predecessors, of less than three years of continuous operations, except that this restriction shall not apply to U.S. government securities.


(3) Purchase securities on margin, borrow money or pledge their assets, except that the Small Company Growth Fund and Growth and Income Fund may borrow money to purchase securities as set forth in the Prospectus and Statement of Additional Information and each Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. Further, to the extent that an investment technique engaged in by the Growth and Income Fund required pledging of assets, the Fund may pledge assets in connection with such transactions. For purposes of this restriction and restriction (5) below, collateral arrangements with respect to the options, financial futures and options thereon described in the Prospectus and Statement of Additional Information are not deemed to constitute a pledge or loan of assets.


(4) Invest more than 25% of each Fund's assets in the securities of issuers engaged in the same industry.


(5) Engage in arbitrage transactions, buy or sell commodities or commodity contracts or real estate or interests in real estate, except that each Fund may (a) purchase or sell financial futures and options thereon for hedging purposes, as described in the Prospectus and Statement of Additional Information, under policies developed by the Trustees and (b) purchase and sell marketable securities which are secured by real estate and marketable securities of companies which invest or deal in real estate.

(6) Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters under certain Federal securities laws.


(7) Make loans, except through (i) repurchase agreements, (ii) loans of portfolio securities, or (iii) the purchase of portfolio securities consistent with a Fund's investment objectives and policies, as described in the Prospectus.


(8) Make short sales of securities or maintain a short position, except that each Fund may effect short sales against the box.


(9) Issue senior securities as defined in the 1940 Act, except that each Fund may enter into repurchase agreements, lend its portfolio securities and borrow money from banks, as described in restriction (3).


     The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Fund may not:


(10) Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of a Fund's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.


(11) Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets
                                                        ---
     (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.


                                 TRUSTEES AND OFFICERS


     The following table lists the Trustees and executive officers of the Trust, their ages, business addresses, and principal occupations during the past five years. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and Style Select Series, Inc. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.



                                                          Principal Occupations
Name, Age and Address       Position with the Fund        During Past 5 Years
---------------------       ----------------------        -------------------
----------------------------------------------------------------------------------------------------
S. James Coppersmith, 64    Trustee                       Director/Trustee of the Boston Stock
Emerson College                                           Exchange, Uno Restaurant Corp., Waban
100 Beacon Street                                         Corp., Kushner-Locke Co., Chyron Inc.;
Boston, MA 02116                                          Chairman of the Board of Emerson
                                                          College; formerly, President and
                                                          General Manager, WCVB-TV, a division of
                                                          the Hearst Corp. from 1982 to 1994
                                                          (retired); Director/Trustee of SAMF and
                                                          Anchor Series Trust ("AST").
----------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 57     Chairman of the Board         Attorney in private practice; President
430 East 86th Street                                      and Chief Executive Officer, Abjac
New York, NY 10028                                        Energy Corporation; Director/Trustee of
                                                          Atlantic Realty Trust, UMB Bank and
                                                          Trust (a subsidiary of United Mizrachi
                                                          Bank), North European Royalty Trust,
                                                          Volt Information Sciences Funding, Inc.
                                                          (a subsidiary of Volt Information
                                                          Sciences, Inc.) and Venture Partners
                                                          International (an Israeli venture
                                                          capital fund); Chairman of the Boards
                                                          of Directors/ Trustees of SAMF and AST.
----------------------------------------------------------------------------------------------------
Stephen J. Gutman, 54       Trustee                       Partner and Chief Operating Officer of
515 East 79th Street                                      B.B. Associates LLC (menswear specialty
New York, NY 10021                                        retailing and other activities) since
                                                          May 1989; Director/Trustee of SAMF and
                                                          AST.
----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
Peter Harbeck*, 44          Trustee and President         Director and President, SunAmerica
The SunAmerica Center                                     Asset Management Corp. ("SAAMCo");
733 Third Avenue                                          Director, SunAmerica Capital Services,
New York, NY 10017-3204                                   Inc. ("SACS"), since February 1993;
                                                          Director and President, SunAmerica Fund
                                                          Services, Inc.("SAFS"), since May 1988;
                                                          President, SAMF and AST; Executive Vice
                                                          President and Chief Operating Officer,
                                                          SAAMCo, from May 1988 to August 1995;
                                                          Executive Vice President, SACS, from
                                                          November 1991 to August 1995; Director,
                                                          Resources Trust Company.
----------------------------------------------------------------------------------------------------
Peter McMillan III*, 39     Trustee                       Executive Vice President and Chief
1 SunAmerica Center                                       Investment Officer, SunAmerica
Los Angeles, CA 90067                                     Investments, Inc., since August 1989;
                                                          Director/Trustee of SAMF; Director,
                                                          Resources Trust Company.
----------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 68       Trustee                       Founder of Sterpa Realty Inc., a full
Suite 200                                                 service real estate firm, since 1962;
200 West Glenoaks Blvd.                                   Chairman of the Sterpa Group, real
Glendale, CA  91202                                       estate investments and management
                                                          company, since 1962; Director/ Trustee
                                                          of SAMF.
----------------------------------------------------------------------------------------------------
Francis D. Gannon, 30       Vice President                Vice President and Portfolio Manager,
The SunAmerica Center                                     SAAMCo, since May 1997; Co-Portfolio
733 Third Avenue                                          Manager, from November 1996 to May
New York, NY 10017-3204                                   1997; previously, Assistant Vice
                                                          President and Equity Analyst, from 1993
                                                          to 1997.
----------------------------------------------------------------------------------------------------
Nancy Kelly, 46             Vice President                Vice President and Head Trader, SAAMCo,
The SunAmerica Center                                     since 1994; formerly, Vice President,
733 Third Avenue                                          Whitehorne & Co. Ltd., from 1991 to
New York, NY 10017-3204                                   1994; Sales Trader, Lynch Jones & Ryan,
                                                          from 1992 to 1994.
----------------------------------------------------------------------------------------------------
Audrey L. Snell, 44         Vice President                Senior Vice President and Equity
The SunAmerica Center                                     Portfolio Manager, SAAMCo, since March
733 Third Avenue                                          1991.
New York, NY 10017-3204
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Gerard P. Sullivan, 37      Vice President                Vice President, SAAMCo, since February
The SunAmerica Center                                     1995; Portfolio Manager, since July
733 Third Avenue                                          1996; Portfolio Manager for the SAAMCo
New York, NY 10017-3204                                   equity and Co-Portfolio Manager of the
                                                          balanced SAAMCo components of the
                                                          Multi-Managed Growth, Moderate Growth,
                                                          Income/Equity and Income Portfolios of
                                                          Seasons Series Trust, since March 1997;
                                                          formerly, Portfolio Manager, Texas
                                                          Commerce Investment Management, from
                                                          July 1993 to February 1995.
----------------------------------------------------------------------------------------------------
Peter C. Sutton, 33         Treasurer                     Senior Vice President, SAAMCo, since
The SunAmerica Center                                     April 1997; Treasurer, SAMF and AST,
733 Third Avenue                                          since February 1996; Vice President,
New York, NY 10017-3204                                   SunAmerica Series Trust and Anchor
                                                          Pathway Fund, since October 1994; Vice
                                                          President, Seasons Series Trust, since
                                                          April 1997; formerly, Vice President,
                                                          SAAMCo, from 1994 to 1997; Controller,
                                                          SAMF and AST, from March 1993 to
                                                          February 1996; Assistant Controller,
                                                          SAMF, from 1990 to 1993.
----------------------------------------------------------------------------------------------------
Robert M. Zakem, 40         Secretary and Chief           Senior Vice President and General
The SunAmerica Center       Compliance Officer            Counsel, SAAMCo, since April 1993;
733 Third Avenue                                          Executive Vice President, General
New York, NY 10017-3204                                   Counsel and Director, SACS, since
                                                          February 1993; Vice President, General
                                                          Counsel and Assistant Secretary, SAFS,
                                                          since January 1994; Vice President,
                                                          SunAmerica Series Trust, Anchor Pathway
                                                          and Seasons Series Trust; Assistant
                                                          Secretary, SunAmerica Series Trust and
                                                          Anchor Pathway Fund, since September
                                                          1993; Assistant Secretary, Seasons
                                                          Series Trust, since April 1997;
                                                          formerly, Vice President and Associate
                                                          General Counsel, SAAMCo, from March
                                                          1992 to April 1993.
----------------------------------------------------------------------------------------------------

     Trustees and officers of the Trust are also trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser, and distributed by SunAmerica Capital Services, Inc. ("SACS" or the "Distributor") and other affiliates of SunAmerica Inc.


     The Trust pays each Trustee who is not an interested person of the Trust or the Adviser (each a "disinterested" Trustee) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each Disinterested Trustee receives a pro rata portion (based upon the Trust's net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to the SunAmerica Mutual Funds and AST. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SunAmerica Mutual Funds. Officers of the Trust receive no direct remuneration in such capacity from the Trust or any of the Funds.


     In addition, each disinterested Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of the SunAmerica Mutual Funds and AST. With respect to the Trust, each member of the committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust. The Trust also has a Nominating Committee, comprised solely of disinterested Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.


     The Trustees (and Directors) of the SunAmerica Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if a disinterested Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.


     As of December 31, 1997, the Trustees and officers of the Trust owned in the aggregate, less than 1% of the Trust's total outstanding shares.


     The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended September 30, 1997. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.

                               COMPENSATION TABLE






                       AGGREGATE            PENSION OR                                 TOTAL COMPENSATION
                       COMPENSATION         RETIREMENT BENEFITS    ESTIMATED ANNUAL    FROM REGISTRANT AND
TRUSTEE                FROM                 ACCRUED AS PART OF     BENEFITS UPON       FUND COMPLEX PAID
                       REGISTRANT           FUND EXPENSES*         RETIREMENT          TO TRUSTEES*
--------------------------------------------------------------------------------------------------------
S. James Coppersmith      $15,420               $37,556              $29,670               $65,000
--------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat       $16,139               $33,061              $46,089               $69,000
--------------------------------------------------------------------------------------------------------
Stephen J. Gutman         $15,420               $34,187              $60,912               $65,000
--------------------------------------------------------------------------------------------------------
Sebastiano Sterpa         $15,577               $23,021               $7,900               $43,333**
--------------------------------------------------------------------------------------------------------

* Information is as of September 30, 1997 for the five investment companies in the complex which pay fees to these directors/trustees. The complex consists of the SunAmerica Mutual Funds and Anchor Series Trust.

** Mr. Sterpa is not a trustee of Anchor Series Trust.


     As of December 31, 1997, Eli Broad, Los Angeles, CA 90067 and SAAMCo, New York, NY 10017 owned of record 5% and 8%, respectively, of Growth and Income Fund Class A shares.


                           ADVISER, PERSONAL TRADING,
                         DISTRIBUTOR AND ADMINISTRATOR


THE ADVISER. The Adviser, organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as adviser to each of the Funds pursuant to the Investment Advisory and Management Agreement dated September 23, 1993 as amended May 20, 1994 (the "Advisory Agreement") with the Trust, on behalf of each Fund. The Adviser is an indirect wholly owned subsidiary of SunAmerica Inc. (formerly, Broad Inc.). SunAmerica Inc., is incorporated in the State of Maryland and maintains its principal executive offices at 1 SunAmerica Center, Los Angeles, CA 90067-6022, telephone (310) 772-6000.


     Under the Advisory Agreement, the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.


     Except to the extent otherwise specified in the Advisory Agreement, each Fund pays, or causes to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and their shares under Federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information respecting the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including Officers and Trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust's operation.


     As compensation for its services to the Funds, the Adviser receives a fee from each Fund, payable monthly, computed daily at the annual rate of.75% on the first $350 million of such Fund's average daily assets, .70% on the next $350 million of net assets and .65% on net assets over $700 million.


     The following table sets forth the total advisory fees incurred by each Fund pursuant to the Advisory Agreement or waived by the Adviser for the fiscal years ended September 30, 1997, 1996 and 1995.


                                 ADVISORY FEES




                       ADVISORY                                      ADVISORY
                         FEES*                                     FEES WAIVED
---------------------------------------------------------------------------------------------------------
FUND                   1997            1996           1995           1997          1996         1995
---------------------------------------------------------------------------------------------------------
Balanced Assets
Fund                $2,430,522      $2,282,018     $1,821,586         --            --           --
---------------------------------------------------------------------------------------------------------
Blue Chip
Growth Fund           $701,489        $644,774       $565,835         --            --           --
---------------------------------------------------------------------------------------------------------
Growth and Income
Fund                  $531,071         $91,558        $32,455       $147,159       $91,558     $32,455
---------------------------------------------------------------------------------------------------------
Mid-Cap
Growth Fund           $416,078        $375,398       $294,505          --           --           --
---------------------------------------------------------------------------------------------------------
Small Company
Growth Fund         $1,955,511      $1,487,650       $819,449          --           --           --
---------------------------------------------------------------------------------------------------------

*   Without giving effect to voluntary fee waivers.

      The following table sets forth the fee waivers and expense reimbursements made to the Funds by the Adviser for the fiscal years ended September 30, 1997, 1996 and 1995.


                     FEE WAIVERS AND EXPENSE REIMBURSEMENTS




FUND                                1997                          1996                    1995
========================================================================================================
                       CLASS A     CLASS B     CLASS Z     CLASS A     CLASS B     CLASS A     CLASS B
========================================================================================================
Balanced Assets           --          --       $9,394         --          --          --          --
========================================================================================================
Blue Chip Growth          --          --          --          --          --       $13,179        --
========================================================================================================
Growth and Income      $80,226     $71,140        --       $73,696     $56,264     $95,986     $55,267
========================================================================================================
Mid-Cap Growth            --          --          --          --         $66          --       $10,554
========================================================================================================
Small Company Growth      --          --       $9,971         --          --          --          --
========================================================================================================


      The Advisory Agreement continues in effect with respect to each Fund from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees.
The Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days' written notice by the Trustees, by the holders of a majority of the respective Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates with respect to each Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).


      Under the terms of the Advisory Agreement, the Adviser is not liable to the Funds, or their shareholders, for any act or omission by it or for any losses sustained by the Funds or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or the Adviser during the quarter.


THE DISTRIBUTOR. The Trust, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of SunAmerica Inc., to act as the principal underwriter of the shares of each Fund. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-

3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Funds through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of such Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).


      SACS serves as Distributor of Class Z shares, with respect to the Small Company Growth and Balanced Assets Funds, and incurs the expenses of distributing the Funds= Class Z shares under the Distribution Agreement, none of which expenses are reimbursed or paid by the Trust.


      Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust. The Trust and the Distributor each has the right to terminate the Distribution Agreement with respect to a Fund on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.


      The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including Royal Alliance Associates, Inc., SunAmerica Securities, Inc., Keogler Morgan & Company, Financial Service Corporation and Advantage Capital Corporation, affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm.
Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.


DISTRIBUTION PLANS. As indicated in the Prospectus, the Trustees of the Trust and the shareholders of Class A, Class B and Class C shares of each Fund have adopted Distribution Plans (the "Class A Plan," the "Class B Plan," and the "Class C Plan," and collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. There is no Distribution Plan in effect for Class Z shares. Reference is made to "Management of the Trust - Distribution Plans" in the Prospectus for certain information with respect to the Distribution Plans.


      Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.


      The following table sets forth the distribution and account maintenance and service fees the Distributor received from the Funds for the fiscal years ended September 30, 1997, 1996 and 1995.


             DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES




FUND                    1997                          1996                          1995
----------------------------------------------------------------------------------------------------------
                  CLASS A      CLASS B          CLASS A      CLASS B         CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------
Balanced Assets
Fund             $545,512     $1,681,853       $478,455     $1,675,676      $237,888    $1,749,100
----------------------------------------------------------------------------------------------------------
Blue Chip Growth
Fund             $202,327       $357,241       $164,198       $390,560       $42,755      $632,288
----------------------------------------------------------------------------------------------------------
Growth and
Income Fund      $127,978       $342,443        $25,462        $49,329*     $11,338***     $10,876**
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth
Fund             $148,384       $130,813       $136,912       $109,353      $115,641       $62,270
----------------------------------------------------------------------------------------------------------
Small Company
Growth Fund      $545,065     $1,045,469       $408,943       $815,125      $187,524      $556,816
----------------------------------------------------------------------------------------------------------

* For the fiscal year ended 9/30/96, the Distributor waived fees in the amount of $3,265 for the Growth and Income Fund.
** For the fiscal year ended 9/30/95 the Distributor waived fees in the amount of $16,747 for the Growth and Income Fund.
***   For the period 7/1/94 (commencement of operations) through 9/30/95.


      Continuance of the Distribution Plans with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Trustees in the manner described above. A Distribution Plan may be terminated at any time with respect to a Fund without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans.

In their consideration of the Distribution Plans with respect to a Fund, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Fund and the shareholders of the relevant class of the Fund.


THE ADMINISTRATOR. The Trust has entered into a Service Agreement, under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc., acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of each of the Funds. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.


      Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from each Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Trust. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Trust). No portion of such fee is paid or reimbursed by Class Z shares. Class Z shares, however, will pay all direct transfer agency fees and out-of pocket expenses. For further information regarding the Transfer Agent, see the section entitled "Additional Information" below.


      The Service Agreement dated September 23, 1993 as amended August 21, 1996, continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE


      As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through brokers-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser.


      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


      The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit the Funds by improving the quality of the Adviser's investment advice. The investment advisory fees paid by the Funds are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.


      Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.


      Although the objectives of other accounts or investment companies which the Adviser manages may differ from those of the Funds, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Funds and one or more other accounts or investment companies which the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Funds and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.


      The following tables set forth the brokerage commissions paid by the Funds and the amounts of the brokerage commissions which were paid to affiliated broker-dealers by the Funds for the fiscal years ended September 30, 1997, 1996 and 1995.

                           1997 BROKERAGE COMMISSIONS



                                AGGREGATE      AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
          FUND                  BROKERAGE           BROKER-DEALERS         AFFILIATED BROKER-DEALERS
                               COMMISSIONS
-----------------------------------------------------------------------------------------------------
Balanced Assets Fund             $777,773                 --                        --
-----------------------------------------------------------------------------------------------------
Blue Chip Growth Fund            $398,417                 --                        --
-----------------------------------------------------------------------------------------------------
Growth and Income Fund           $354,892                 --                        --
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund              $310,572                 --                        --
-----------------------------------------------------------------------------------------------------
Small Company Growth Fund      $1,096,605                 --                        --
-----------------------------------------------------------------------------------------------------


                           1996 BROKERAGE COMMISSIONS



                                AGGREGATE      AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
          FUND                  BROKERAGE           BROKER-DEALERS         AFFILIATED BROKER-DEALERS
                               COMMISSIONS
-----------------------------------------------------------------------------------------------------
Balanced Assets Fund             $952,056              $21,450                       2.3%
-----------------------------------------------------------------------------------------------------
Blue Chip Growth Fund            $424,304                $0                          0.0%
-----------------------------------------------------------------------------------------------------
Growth and Income Fund            $66,513               $2,130                       3.2%
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund              $238,176               $3,150                       1.3%
-----------------------------------------------------------------------------------------------------
Small Company Growth Fund        $408,277              $11,880                       2.9%
-----------------------------------------------------------------------------------------------------



                           1995 BROKERAGE COMMISSIONS


                                AGGREGATE      AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
          FUND                  BROKERAGE           BROKER-DEALERS         AFFILIATED BROKER-DEALERS
                               COMMISSIONS
-----------------------------------------------------------------------------------------------------
Balanced Assets Fund             $758,880              $13,735                       1.8%
-----------------------------------------------------------------------------------------------------
Blue Chip Growth Fund            $479,902               $7,125                       1.5%
-----------------------------------------------------------------------------------------------------
Growth and Income Fund           $19,916                 $0                          0.0%
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund             $255,418                 $250                        0.1%
-----------------------------------------------------------------------------------------------------
Small Company Growth Fund       $338,503                 $0                          0.0%
-----------------------------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES


      Shares of each of the Funds are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares), or (ii) on a deferred basis (Class B and Class C shares, and certain Class A shares).


      The following tables set forth the front-end sales concessions with respect to Class A shares of each Fund, the amount of the front-end sales concessions which was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B shares of each Fund, received by the Distributor for the fiscal years ended September 30, 1997, 1996 and 1995.


                                      1997



                           FRONT-END SALES           AMOUNT REALLOWED TO         CONTINGENT DEFERRED
FUND                     CONCESSIONS- CLASS               AFFILIATED                SALES CHARGE-
                              A SHARES                  BROKER-DEALERS             CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
Balanced Assets Fund          $666,236                     $501,649                   $299,683
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund          $68,915                      $42,671                    $54,673
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund        $707,401                     $367,498                    $44,335
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund            $81,231                      $44,483                    $44,557
-----------------------------------------------------------------------------------------------------------
Small Company Growth Fund   $1,315,944                     $536,682                   $262,423
-----------------------------------------------------------------------------------------------------------

                                      1996



                         FRONT-END SALES           AMOUNT REALLOWED TO         CONTINGENT DEFERRED
FUND                     CONCESSIONS- CLASS        AFFILIATED                  SALES CHARGE-
                         A SHARES                  BROKER-DEALERS              CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
Balanced Assets Fund        $1,139,306                     $830,997                   $303,405
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund          $84,051                      $48,653                    $37,223
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund        $384,542                     $188,254                     $1,820
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund           $185,300                     $125,403                    $15,696
-----------------------------------------------------------------------------------------------------------
Small Company Growth Fund   $2,007,194                   $1,156,919                   $118,032
-----------------------------------------------------------------------------------------------------------

                                      1995


                         FRONT-END SALES           AMOUNT REALLOWED TO         CONTINGENT DEFERRED
FUND                     CONCESSIONS- CLASS        AFFILIATED                  SALES CHARGE-
                         A SHARES                  BROKER-DEALERS              CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
Balanced Assets Fund          $565,677                     $411,596                   $367,583
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund          $33,816                      $27,360                    $88,628
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund         $22,142                      $14,608                     $1,965
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund           $104,245                      $69,230                    $40,076
-----------------------------------------------------------------------------------------------------------
Small Company Growth Fund     $602,843                     $317,796                   $105,710
-----------------------------------------------------------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES ("CDSCS") APPLICABLE TO CERTAIN CLASS B SHARES. Class B shares of the Small Company Growth Fund and the Balanced Assets Fund issued to shareholders in exchange for shares of Old Emerging Growth and Old Balanced Assets, respectively, in the Reorganization, are subject to the CDSC schedule that applied to redemptions of shares of these funds at the time of reorganization. Upon a redemption of these shares, the shareholder will receive credit for the periods both prior to and after the Reorganization during which the shares were held. The following table sets forth the rates of the CDSC applicable to these shares:





                                                       CONTINGENT DEFERRED SALES CHARGE
                                                          AS A PERCENTAGE OF DOLLARS
YEAR SINCE PURCHASE PAYMENT WAS MADE                   INVESTED OR REDEMPTION PROCEEDS
------------------------------------                   -------------------------------
----------------------------------------------------------------------------------------------
First                                                                5%
----------------------------------------------------------------------------------------------
Second                                                               4%
----------------------------------------------------------------------------------------------
Third                                                                3%
----------------------------------------------------------------------------------------------
Fourth                                                               2%
----------------------------------------------------------------------------------------------
Fifth                                                                1%
----------------------------------------------------------------------------------------------
Sixth and thereafter                                                 0%
----------------------------------------------------------------------------------------------


      Any Class B shares purchased after the date of the Reorganization (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected in the Prospectus.


CONVERSION FEATURE APPLICABLE TO CERTAIN CLASS B SHARES. Shareholders of Class B shares of the Small Company Growth Fund and the Balanced Assets Fund issued in exchange for shares of Old Emerging Growth and Old Balanced Assets, respectively, in the Reorganization, will receive credit for the periods both prior to and after the Reorganization during which the shares were held, for purposes of computing the seven year holding period applicable to the conversion feature.


WAIVER OF CDSC. As discussed under "Purchase of Shares" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class C shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

      DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B shares are not redeemed within one year of the death, they will remain Class B shares and be subject to the applicable CDSC, when redeemed.


      DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Fund through dealers which have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the Fund=s close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange ("NYSE") that day. Orders received by the Distributor after the Fund=s close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Fund will not be responsible for delays caused by dealers.


PURCHASE BY CHECK. Checks should be made payable to the specific Fund or to "SunAmerica Funds." If the payment is for a retirement plan account for which SunAmerica serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Fund at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of each Fund may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Fund does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Fund should not be considered verification thereof. Neither the Fund nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Redemption of Shares" in the Prospectus.)


PURCHASE THROUGH SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Fund=s close of business, the purchase of shares of a Fund will be effected on that day. If the order is received after the Fund=s close of business, the order will be effected on the next business day.


PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire Federal funds to the Trust's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:


     1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SunAmerica Fund Services, Inc. at: (212) 551-5343.


     2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at
        (800) 858-8850, extension 5125 to obtain your new account number.


     3. Instruct the bank to wire the specified amount to the Transfer Agent:
        State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of Fund, Class __] (include shareholder name and account number).


WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of SunAmerica and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), which are sponsored or administered by SunAmerica or an affiliate thereof. Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and Sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other SunAmerica Mutual Funds) is at least $1,000,000, (b) the sponsor signs a $1,000,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator which has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases or shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.


REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Purchase of Shares" in the Prospectus, investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Trust.


     COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:


     (i) an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other);


     (ii) an individual, his or her spouse and their minor children, purchasing for his, her or their own account;


     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code);


     (iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);


     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and


     (vi)   group purchases as described below.


     A combined purchase currently may also include shares of other funds in the SunAmerica Mutual Funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.


     RIGHTS OF ACCUMULATION.   A purchaser of Fund shares may qualify for a
reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by the Adviser, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.


     The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.


     LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent which is set forth in the New Account Application, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by the Adviser which impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).


     The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.


     REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of the Funds under the combined purchase privilege as described above.


     To receive a rate based on combined purchases, group members must purchase Class A shares of a Fund through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Fund's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.


     Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.


     Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Fund's shares for the benefit of any of the foregoing.


     Interested groups should contact their investment dealer or the Distributor. The Trust reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Funds at any time.


     NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to, or paid a CDSC on the redemption proceeds. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of .50% of the amount invested, subject, however, to forfeiture in the event of a redemption during the first year from the date of purchase. In addition, it is essential that a NAV Transfer Program Form accompany the New Account Application to indicate that the investment is intended to participate in the Net Asset Value Transfer Program (formerly, Exchange Program for Investment Company Shares). This program may be revised or terminated without notice by the Distributor. For current information, contact Shareholder/Dealer Services at (800) 858-8850.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES


     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption of Fund shares.


     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Funds, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Fund in lieu of cash. In conformity with applicable rules of the SEC, the Funds are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.


                        DETERMINATION OF NET ASSET VALUE


     The Fund is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class.


     Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Manager deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security=s price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Manager, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Fund's total assets.


     A Fund's liabilities, including proper accruals of expense items, are deducted from total assets.

                                PERFORMANCE DATA


     Each Fund may advertise performance data that reflects various measures of total return and the Balanced Assets Fund may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.


     A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.


     Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:



                                  P(1 + T)n = ERV


        P       =        a hypothetical initial purchase payment of $1,000
        T       =        average annual total return
        N       =        number of years
        ERV     =        ending redeemable value of a hypothetical $1,000
payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).


     The above formula assumes that:


     1. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class C shares) is deducted from the initial $1,000 purchase payment;


     2. All dividends and distributions are reinvested at net asset value; and


     3. Complete redemption occurs at the end of the 1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

     The Funds' average annual total return for the 1-, 5- and 10-year periods (or from date of inception, if sooner) ended September 30, 1997 are as follows:





                                  SINCE              ONE               FIVE               TEN
CLASS A SHARES                    INCEPTION          YEAR              YEARS              YEARS
--------------                    ---------          ----              -----              -----
-------------------------------------------------------------------------------------------------------
Balanced Assets Fund                  12.15%1           17.64%               N/A                N/A
--------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 14.48%1           25.32%               N/A                N/A
--------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   12.93%2           14.55%             15.08%             11.13%
---------------------------------------------------------------------------------------------------------
Small Company Growth                  15.41%2           13.89%             22.20%             14.96%
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                24.74%3           26.46%               N/A                N/A
--------------------------------------------------------------------------------------------------------

________________
(1) From date of September 24, 1993.
(2) From date of inception of January 27, 1987.
(3) From date of inception of July 1, 1994.



                                  SINCE              ONE               FIVE               TEN
CLASS B SHARES                    INCEPTION          YEAR              YEARS              YEARS
--------------                    ---------          ----              -----              -----
-------------------------------------------------------------------------------------------------------
Balanced Assets Fund                  12.56%1            20.09%            14.00%             9.96%
---------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 12.11%1             28.02%           17.44%             8.87%
---------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   11.15%2             16.65%             N/A               N/A
--------------------------------------------------------------------------------------------------------
Small Company Growth Fund             17.89%2             16.08%             N/A               N/A
--------------------------------------------------------------------------------------------------------
Growth and Income Fund                25.94%4             29.30%             N/A               N/A
--------------------------------------------------------------------------------------------------------

________________
(1) From dates of inception of April 15, 1985 and March 13, 1985, respectively.
(2) From date of September 24, 1993.
(3) From date of inception of June 15, 1994.
(4) From date of inception of July 1, 1994.


     Each Fund may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.


COMPARISONS


     Each Fund may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:


     a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

     b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


         Standard & Poor's 100 Stock Index -- an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.


     c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.


     d) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.


     e) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.


     f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


     g) Mutual Fund Source Book, Principia, and other publications and information services provided by Morningstar, Inc. -- analyzes price, risk and total return for the mutual fund industry.


     h) Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses which rate mutual fund performance over specified time periods.


     i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.


     j)  Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates -
- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.


     k) Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.


     l) Shearson-Lehman Municipal Bond Index and Government/Corporate Bond Index -- unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

     m) Salomon GNMA Index published by Salomon Brothers Inc. -- Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.


         Salomon Mortgage Pass-Through Index published by Salomon Brothers
Inc. -- Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.


     n) Value Line Geometric Index -- broad based index made up of approximately 1700 stocks each of which have an equal weighting.


     o) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.


     p) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.


     q) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated "AA" or "AAA". It is a value-weighted, total return index, including approximately 800 issues.


     r) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.


     s) Salomon Brother World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:


       Australian Dollars       Netherlands Guilders
       Canadian Dollars         Swiss Francs
       European Currency Units  UK Pound Sterling
       French Francs            U.S. Dollars
       Japanese Yen             German Deutsche Marks


     t) J.P. Morgan Global Government Bond Index -- a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.


     u) Shearson Lehman LONG-TERM Treasury Bond Index -- is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.


     v) NASDAQ Industrial Index -- is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

     w) The MSCI Combined Far East Free ex Japan Index -- a market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.


     x) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.


     y) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities list on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.


     z) Russell 3000 and 2000 Index -- represents the top 3,000 and the next 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.


     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices which include securities with government guarantees. However, a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the registered holders at least annually. With respect to capital gain distributions, each Fund=s policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward.


     Dividends and distributions will be paid in additional Fund shares based on the net asset value at the Fund=s close of business on the Ex or, unless the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in excess of $10 in cash.


TAXES. Each Fund is qualified and intends to remain qualified and elects to be treated as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of stock or securities and certain other related income; (b) solely for tax years beginning before August 6, 1997, derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than 3 months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

     As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its income and capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.


     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if declared by each Fund in October, November or December of such year, payable to shareholders of record on a date in such month and paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.


     Distributions of net investment income and short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. The portion of such dividends received from each Fund that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Fund's gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each fiscal year. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares, and are not eligible for the dividends received deduction for corporations.


     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months, gain taxable at the maximum rate of 28%, if such shares were held for more than 12, but not more than 18 months, and gain taxable at the maximum rate of 20%, if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be long-term capital loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (whether through dividend reinvestment or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


     Under certain circumstances (such as the exercise of an exchange privilege), the tax effect of sales load charges imposed on the purchase of shares in a regulated investment company is deferred if the shareholder does not hold the shares for at least 90 days.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund will qualify to pass through to its shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Fund.


     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts, sale of currencies or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition generally also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.


     The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.


     A substantial portion of each Fund's transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle consisting of a listed option, futures contract, or option on a futures contract and of U.S. Government securities would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or identical property short, or enters into other similar transactions.


     The Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.
Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.


     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in each Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.



                                RETIREMENT PLANS


     Shares of each Fund are eligible to be purchased in conjunction with various types of qualified retirement plans. The summary below is only a brief description of the Federal income tax laws for each plan and does not purport to be complete. Further information or an application to invest in shares of a Fund by establishing any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that a shareholder considering any retirement plan consult a tax adviser before participating.


PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit sharing plans for employees. Shares of a Fund may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans, as well as by corporate plans. Each business retirement plan provides tax advantages for owners and participants. Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.


TAX-SHELTERED CUSTODIAL ACCOUNTS. Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to purchase shares of a Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA). Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, commonly referred to as SEP-IRA. These IRA's are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals, and the time in which distributions would be allowed to commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.


SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION. This plan was introduced by a provision of the Tax Reform Act of 1986 as a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck before tax deductions and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE IRA"). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee=s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions on earnings until they are withdrawn.


ROTH IRA. This plan, introduced by Section 302 of the Taxpayer Relief Act of 1997, generally permits individuals with adjusted gross income of up to $95,000, and married couples with joint adjusted gross income of up to $150,000, to contribute to a "Roth IRA." Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.


EDUCATION IRA. Established by the Taxpayer Relief Act of 1997, under Section 530 of the Code, this plan permits individuals to contribute to an IRA on behalf of any child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.



                             DESCRIPTION OF SHARES


     Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares, $.01 par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.


     Currently, five series of shares of the Trust have been authorized pursuant to the Declaration of Trust: the Balanced Assets Fund, the Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Small Company Growth Fund and the Growth and Income Fund. The Blue Chip Growth Fund and the Mid-Cap Growth Fund have each been divided into two classes of shares, designated as Class A and Class B shares. The Growth and Income Fund has been divided into three classes of shares, designated as Class A, Class B and Class C shares. The Balanced Assets Fund has been divided into three classes of shares, designated as Class A, Class B and Class Z shares. The Small Company Growth Fund has been divided into four classes of shares, designated as Class A, Class B, Class C and Class Z shares. The Trustees may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust's present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Trust's shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.


     Shareholders are entitled to a full vote for each full share held. The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund's policies, only shareholders of the series affected by the matter may be entitled to vote.


     All classes of shares of a given series are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an ongoing account maintenance and service fee, (iii) Class B and Class C shares are each subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B Shares, (v) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vi) Class Z shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) each class of shares will be exchangeable only into the same class of shares of any other Fund or other funds in the SunAmerica Family of Mutual Funds that offers that class.
All shares of the Trust issued and outstanding and all shares offered by the Prospectus when issued, are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.


     The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                             ADDITIONAL INFORMATION


COMPUTATION OF OFFERING PRICE PER SHARE
---------------------------------------


     The following is the offering price calculation for Class A and Class B shares of the Funds, based on the value of each Fund's net assets as of September 30, 1997.




                                                 Balanced Assets Fund                        Blue Chip Growth Fund
                                                 --------------------                        ---------------------

                                            Class A        Class B           Class Z H        Class A       Class B
                                            -------        -------           ---------        -------       -------


Net Assets.................              $169,201,480    $173,434,497         $53,088       $67,812,714   $37,632,714

Number of Shares Outstanding.......         9,149,250       9,383,565           2,871         3,353,686     1,919,060

Net Asset Value Per Share (net
assets divided by number of
shares)...........................             $18.49          $18.48          $18.49            $20.22        $19.61

Sales Charge for Class A Shares:
 5.75% of offering price (6.10% of
 net asset value per share)*.......             $1.13            $ **            $ **             $1.23          $ **

Offering Price.....................            $19.62          $18.48          $18.49            $21.45        $19.61


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class Z shares are not subject to an initial charge. Class B shares may be subject to a contingent deferred. sales charge on redemption of shares within six years of purchase.
H    The offering of Class Z shares commenced on October 1, 1996.




                                      Growth and Income Fund                        Mid-Cap Growth Fund
                                      ----------------------                        -------------------
                                  Class A          Class B                           Class A       Class B
                                  -------          -------                           -------       -------
Net Assets...............       $47,219,337         $55,529,583                    $46,050,759   $13,779,272

Number of Shares Outstanding...   3,511,301           4,157,247                      2,228,633       686,796

Net Asset Value Per Shares (net
assets divided by number of
shares)........................      $13.45              $13.36                         $20.66        $20.06

Sales Charge for Class A Shares:
 5.75% of offering price (6.10% of
 net asset value per share)*......     $0.82               $ **                          $1.26          $ **

Offering Price.....................   $14.27             $13.36                         $21.92        $20.06


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.



                                                       Small Company Growth Fund
                                                       -------------------------
                                             Class A            Class B             Class Z
                                             -------            -------             -------
Net Assets..............                  $185,222,183        $124,437,541            $948,586

Number of Shares Outstanding...              6,552,664           4,537,277              33,348

Net Asset Value Per Shares (net
assets divided by number of shares)...          $28.27              $27.43              $28.45

Sales Charge for Class A Shares:
 5.75% of offering price (6.10% of
 net asset value per share)*........             $1.72                $ **                $ **

Offering Price......................            $29.99              $27.43              $28.45


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
**   Class B and Class Z shares are not subject to an initial charge.


REPORTS TO SHAREHOLDERS. The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Trust to confirm transactions in the account.


CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Transfer agent functions are performed for State Street, by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.


INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, has been selected to serve as the Trust's independent accountants and in that capacity examines the annual financial statements of the Trust. The firm of Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Trust.


                              FINANCIAL STATEMENTS


     Set forth following this Statement of Additional Information are the financial statements of SunAmerica Equity Funds with respect to Registrant's fiscal year ended September 30, 1997.

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES--September 30, 1997


                            BALANCED    BLUE CHIP     MID-CAP   SMALL COMPANY  GROWTH AND
                             ASSETS       GROWTH      GROWTH       GROWTH        INCOME
                              FUND         FUND        FUND         FUND          FUND
                                   -------------------------------------------------------
ASSETS:
Investments securities,
 at value*..............  $333,413,856 $103,187,915 $60,498,775 $308,955,261  $101,961,399
Repurchase agreements
 (cost equals market)...     9,623,000    4,864,000   1,704,000    8,729,000     1,946,000
Cash....................           611          885         965      737,197           469
Interest and dividends
 receivable.............     1,536,899       99,413      24,170       38,821       131,745
Receivable for
 investments sold.......        71,274           --          --    4,386,911     3,607,877
Receivable for shares of
 beneficial interest
 sold...................       349,841       99,175      92,470      944,378       673,316
Prepaid expenses........        53,670       33,248       6,676       12,343         1,638
Receivable from
 investment adviser.....         1,071           --          --        1,313         5,615
Deferred organizational
 expenses...............            --           --          --           --           481
                          ------------ ------------ ----------- ------------  ------------
  Total assets..........   345,050,222  108,284,636  62,327,056  323,805,224   108,328,540
                          ------------ ------------ ----------- ------------  ------------
LIABILITIES:
Payable for investments
 purchased..............     1,423,459    2,529,705   1,767,423   11,590,784     5,313,355
Payable for shares of
 beneficial interest
 redeemed...............       273,685       89,408     586,814      770,525        40,338
Accrued expenses........       266,383      106,970      82,630      228,700       105,746
Investment advisory and
 management fees
 payable................       208,754       63,699      36,143      184,907        62,326
Distribution and service
 maintenance fees
 payable................       188,876       49,466      24,015      149,641        57,855
Interest payable........            --           --          --      272,357            --
                          ------------ ------------ ----------- ------------  ------------
  Total liabilities.....     2,361,157    2,839,248   2,497,025   13,196,914     5,579,620
                          ------------ ------------ ----------- ------------  ------------
    Net assets..........  $342,689,065 $105,445,388 $59,830,031 $310,608,310  $102,748,920
                          ============ ============ =========== ============  ============
*Identified cost........  $285,308,950 $ 84,617,938 $48,905,829 $228,366,138  $ 90,559,476
                          ============ ============ =========== ============  ============

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1997 (continued)


                            BALANCED    BLUE CHIP      MID-CAP    SMALL COMPANY   GROWTH AND
                             ASSETS       GROWTH       GROWTH        GROWTH         INCOME
                              FUND         FUND         FUND          FUND           FUND
                              ----------------------------------------------------------------
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................  $    185,357 $     52,727  $    29,154  $    111,233   $     76,685
Paid-in capital.........   262,988,303   74,153,715   40,034,894   211,784,895     81,177,756
                          ------------ ------------  -----------  ------------   ------------
                           263,173,660   74,206,442   40,064,048   211,896,128     81,254,441
Accumulated
 undistributed net
 investment income
 (loss).................        91,715       (8,538)      (4,811)      (18,299)        (2,144)
Accumulated
 undistributed net
 realized gain on
 investments, foreign
 currency and other
 assets and liabilities.    31,318,784   12,677,507    8,177,848    18,141,358     10,094,700
Net unrealized
 appreciation of
 investments............    48,104,906   18,569,977   11,592,946    80,589,123     11,401,923
                          ------------ ------------  -----------  ------------   ------------
    Net assets..........  $342,689,065 $105,445,388  $59,830,031  $310,608,310   $102,748,920
                          ============ ============  ===========  ============   ============
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $169,201,480 $ 67,812,674  $46,050,759  $185,222,183   $ 47,219,337
Shares of beneficial
 interest issued and
 outstanding............     9,149,250    3,353,686    2,228,633     6,552,664      3,511,301
Net asset value and
 redemption price per
 share..................  $      18.49 $      20.22  $     20.66  $      28.27   $      13.45
Maximum sales charge
 (5.75% of offering
 price).................          1.13         1.23         1.26          1.72           0.82
                          ------------ ------------  -----------  ------------   ------------
Maximum offering price
 to public..............  $      19.62 $      21.45  $     21.92  $      29.99   $      14.27
                          ============ ============  ===========  ============   ============
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $173,434,497 $ 37,632,714  $13,779,272  $124,437,541   $ 55,529,583
Shares of beneficial
 interest issued and
 outstanding............     9,383,565    1,919,060      686,796     4,537,277      4,157,247
Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      18.48 $      19.61  $     20.06  $      27.43   $      13.36
                          ============ ============  ===========  ============   ============
CLASS Z (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $     53,088                            $    948,586
Shares of beneficial
 interest issued and
 outstanding............         2,871                                  33,348
Net asset value,
 offering and redemption
 price per share........  $      18.49                            $      28.45
                          ============                            ============


See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the year ended September 30, 1997

                             BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY GROWTH AND
                              ASSETS       GROWTH       GROWTH        GROWTH       INCOME
                               FUND         FUND         FUND          FUND         FUND
                                     --------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest.................  $ 8,086,537  $   245,342  $    68,199   $   297,446  $   204,043
 Dividends (net of
  withholding taxes of
  $25,958, $10,720,
  $3,115, $5,565 and
  $7,012, respectively)...    2,825,430    1,099,782      369,830       877,951    1,075,659
                            -----------  -----------  -----------   -----------  -----------
 Total investment income..   10,911,967    1,345,124      438,029     1,175,397    1,279,702
                            -----------  -----------  -----------   -----------  -----------
Expenses:
 Investment advisory and
  management fees.........    2,430,522      701,489      416,078     1,955,511      531,071
 Distribution and service
  maintenance fees--Class
  A.......................      545,512      202,327      148,384       545,065      127,978
 Distribution and service
  maintenance fees--Class
  B.......................    1,681,853      357,241      130,813     1,045,469      342,443
 Transfer agent fees and
  expenses--Class A.......      466,811      166,989      118,291       456,633       99,791
 Transfer agent fees and
  expenses--Class B.......      440,844      102,784       39,939       283,557       96,543
 Transfer agent fees and
  expenses--Class Z.......        9,205           --           --         9,205           --
 Custodian fees and
  expenses................      139,755       61,965       69,000       150,315       78,555
 Registration fees--Class
  A.......................       26,500       15,665       15,248        51,096       17,718
 Registration fees--Class
  B.......................       27,682       19,320        9,742        34,780       18,188
 Registration fees--Class
  Z.......................          229           --           --           766           --
 Audit and tax consulting
  fees....................       40,740       22,415       20,690        45,055       22,555
 Trustees' fees and
  expenses................       38,642       11,111        6,648        30,600        7,118
 Printing expense.........       35,730        9,540        5,625        27,330        9,630
 Legal fees and expenses..        8,095        1,895          470         6,315           --
 Insurance expense........        4,044        1,096          670         3,169          385
 Interest expense.........        3,084        3,840       15,767       489,385          403
 Amortization of
  organizational
  expenses................           --           --           --            --          277
 Miscellaneous expenses...        7,036        3,438        3,265         4,567        5,331
                            -----------  -----------  -----------   -----------  -----------
 Total expenses...........    5,906,284    1,681,115    1,000,630     5,138,818    1,357,986
 Less: expenses
  reimbursed by
  investment adviser......       (9,394)          --           --        (9,971)    (151,366)
                            -----------  -----------  -----------   -----------  -----------
 Net expenses.............    5,896,890    1,681,115    1,000,630     5,128,847    1,206,620
                            -----------  -----------  -----------   -----------  -----------
Net investment income
 (loss)...................    5,015,077     (335,991)    (562,601)   (3,953,450)      73,082
                            -----------  -----------  -----------   -----------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments..............   34,784,767   13,956,312   10,239,030    32,482,170   10,454,215
Net realized loss on
 option contracts.........           --           --           --       (72,208)          --
Net realized loss on
 foreign currency and
 other assets and
 liabilities..............           --           --           --            --           (8)
Net change in unrealized
 appreciation/depreciation
 of investments...........   31,289,347   12,669,963      984,447    23,022,865    9,603,085
                            -----------  -----------  -----------   -----------  -----------
Net realized and
 unrealized gain on
 investments, foreign
 currency and other assets
 and liabilities..........   66,074,114   26,626,275   11,223,477    55,432,827   20,057,292
                            -----------  -----------  -----------   -----------  -----------
NET INCREASE IN NET ASSETS
 RESULTING
 FROM OPERATIONS..........  $71,089,191  $26,290,284  $10,660,876   $51,479,377  $20,130,374
                            ===========  ===========  ===========   ===========  ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             BALANCED ASSETS FUND          BLUE CHIP GROWTH FUND         MID-CAP GROWTH FUND
                          ----------------------------  ---------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED          ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1997           1996           1997           1996          1997          1996
                          -------------  -------------  -------------  ------------- ------------- -------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $  5,015,077   $  3,950,337   $   (335,991)   $  (408,630)  $  (562,601)  $  (425,977)
 Net realized gain on
  investments...........    34,784,767     33,912,222     13,956,312     13,200,391    10,239,030     1,634,384
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    31,289,347     (8,691,595)    12,669,963     (2,296,867)      984,447     4,688,230
                          ------------   ------------   ------------    -----------   -----------   -----------
Net increase in net
 assets resulting from
 operations.............    71,089,191     29,170,964     26,290,284     10,494,894    10,660,876     5,896,637
                          ------------   ------------   ------------    -----------   -----------   -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......    (2,846,051)    (2,345,435)            --             --            --            --
 From net investment
  income (Class B)......    (2,063,991)    (1,868,201)            --             --            --            --
 From net investment
  income (Class Z)......          (641)            --             --             --            --            --
 From net realized gains
  on investments
  (Class A).............   (14,835,171)    (7,282,221)    (7,108,685)    (4,646,750)   (1,856,886)   (4,337,142)
 From net realized gains
  on investments
  (Class B).............   (17,300,021)    (9,730,482)    (5,010,638)    (4,492,488)     (619,105)   (1,083,506)
 From net realized gains
  on investments
  (Class Z).............          (994)            --             --             --            --            --
                          ------------   ------------   ------------    -----------   -----------   -----------
Total dividends and
 distributions to
 shareholders...........   (37,046,869)   (21,226,339)   (12,119,323)    (9,139,238)   (2,475,991)   (5,420,648)
                          ------------   ------------   ------------    -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..    (9,585,219)    28,256,172      3,081,521      4,897,454    (4,043,040)    7,954,560
                          ------------   ------------   ------------    -----------   -----------   -----------
TOTAL INCREASE IN NET
 ASSETS.................    24,457,103     36,200,797     17,252,482      6,253,110     4,141,845     8,430,549
NET ASSETS:
Beginning of period.....   318,231,962    282,031,165     88,192,906     81,939,796    55,688,186    47,257,637
                          ------------   ------------   ------------    -----------   -----------   -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1997 and September
 30, 1996 of $91,715,
 $(18,577); $(8,538),
 $0; $(4,811), and $0,
 respectively]..........  $342,689,065   $318,231,962   $105,445,388    $88,192,906   $59,830,031   $55,688,186
                          ============   ============   ============    ===========   ===========   ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                           SMALL COMPANY GROWTH FUND      GROWTH AND INCOME FUND
                          ----------------------------  ----------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                              ENDED          ENDED          ENDED          ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                              1997           1996           1997           1996
                          -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $ (3,953,450)  $ (1,857,708)  $     73,082    $   154,585
 Net realized gain on
  investments...........    32,482,170         14,472     10,454,215      1,853,730
 Net realized loss on
  option contracts......       (72,208)            --             --             --
 Net realized gain
  (loss) on foreign
  currency, other assets
  and liabilities.......            --             36             (8)             2
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    23,022,865     33,583,299      9,603,085      1,445,861
                          ------------   ------------   ------------    -----------
Net increase in net
 assets resulting from
 operations.............    51,479,377     31,740,099     20,130,374      3,454,178
                          ------------   ------------   ------------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......            --             --        (72,848)      (123,623)
 From net investment
  income (Class B)......            --             --        (30,158)       (58,296)
 From net investment
  income (Class Z)......            --             --             --             --
 From net realized gains
  on investments (Class
  A)....................    (5,628,252)   (16,561,192)    (1,193,264)      (175,889)
 From net realized gains
  on investments (Class
  B)....................    (3,985,469)   (12,782,675)      (917,178)      (127,334)
 From net realized gains
  on investments (Class
  Z)....................        (7,070)            --             --             --
                          ------------   ------------   ------------    -----------
Total dividends and
 distributions to
 shareholders...........    (9,620,791)   (29,343,867)    (2,213,448)      (485,142)
                          ------------   ------------   ------------    -----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..     2,343,256    106,187,132     49,829,973     25,962,674
                          ------------   ------------   ------------    -----------
TOTAL INCREASE IN NET
 ASSETS.................    44,201,842    108,583,364     67,746,899     28,931,710
NET ASSETS
Beginning of period.....   266,406,468    157,823,104     35,002,021      6,070,311
                          ------------   ------------   ------------    -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1997 and September
 30, 1996 $(18,299), $0;
 $(2,144), and $(2,516),
 respectively]..........  $310,608,310   $266,406,468   $102,748,920    $35,002,021
                          ============   ============   ============    ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CASH FLOWS--For the year ended September 30, 1997


   SMALL COMPANY GROWTH FUND
   CASH FLOWS FROM OPERATING ACTIVITIES:
    Investment income............................. $  1,175,397
    Expenses from operations......................   (4,639,462)
    Interest expense..............................     (489,385)
                                                   ------------
    Net investment loss...........................               $  (3,953,450)
    Purchase of portfolio securities..............                (891,367,006)
    Net proceeds from sale of short-term
     investments..................................                   1,037,000
    Proceeds from the sale of portfolio
     securities...................................                 901,195,038
    Increase in interest payable..................                     241,257
    Net change in receivables/payables related to
     operations...................................                     177,118
                                                                 -------------
      Net cash provided/(used) by operating
       activities.................................                   7,329,957
                                                                 -------------
   CASH FLOWS FROM FINANCING ACTIVITIES:
    Sales of capital shares.......................  158,130,369
    Redemption of capital shares.................. (164,385,375)
                                                   ------------
    Cash utilized by capital share transactions...                  (6,255,006)
    Dividends and distributions paid in cash......                    (338,738)
                                                                 -------------
      Net cash provided/(used) by financing
       activities.................................                  (6,593,744)
                                                                 -------------
   Net increase in cash...........................                     736,213
   Cash at beginning of year......................                         984
                                                                 -------------
   Cash at end of year............................               $     737,197
                                                                 =============


See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
9/24/93-
 9/30/93(3).....  $15.07    $   --        $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
9/30/94.........   15.13      0.30         (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
9/30/95.........   14.62      0.32          2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916
9/30/96.........   16.42      0.27          1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035
9/30/97.........   16.81      0.31          3.43        3.74     (0.31)   (1.75)   (2.06)    18.49     24.81     169,201
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS A
9/24/93-
 9/30/93(3)..... 1.54%(4)       0.46%(4)         25%    $    NA
9/30/94......... 1.58           2.00            141          NA
9/30/95......... 1.50           2.13            130          NA
9/30/96......... 1.52           1.63            187      0.0611
9/30/97......... 1.50           1.86            149      0.0599

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
6/30/93(5)......  $15.63    $ 0.30        $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871
7/01/93-
 9/30/93(5).....   15.86      0.05          0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
9/30/94.........   15.13      0.20         (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
9/30/95.........   14.62      0.23          2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115
9/30/96.........   16.42      0.17          1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197
9/30/97.........   16.80      0.21          3.43        3.64     (0.21)   (1.75)   (1.96)    18.48     24.09     173,435
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS B
6/30/93(5)...... 1.91%(6)       1.94%(6)        251%    $    NA
7/01/93-
 9/30/93(5)..... 2.10(4)(6)     1.36(4)(6)       25          NA
9/30/94......... 2.21           1.36            141          NA
9/30/95......... 2.12           1.59            130          NA
9/30/96......... 2.12           1.03            187      0.0611
9/30/97......... 2.11           1.26            149      0.0599

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(3).....  $17.07    $ 0.38        $ 3.19      $ 3.57    $(0.40)  $(1.75)  $(2.15)   $18.49     23.56%   $     53
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(3)..... 0.99%(4)(6)    2.30%(4)(6)     149%    $0.0599

--------------------------------------------------------------------------------

BLUE CHIP GROWTH FUND
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09 (1)    $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%   $ 3,207
9/30/95.........   15.42      0.02 (1)      2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407
9/30/96.........   17.34     (0.03)(1)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993
9/30/97.........   17.62     (0.02)(1)      5.05        5.03        --    (2.43)   (2.43)    20.22     32.96      67,812
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS A
10/08/93-
 9/30/94(3)..... 1.64%(4)(6)    0.65%(4)(6)     170%    $    NA
9/30/95......... 1.58(6)        0.11(6)         251          NA
9/30/96......... 1.57          (0.18)           269      0.0600
9/30/97......... 1.54          (0.11)           211      0.0600
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
12/31/92(5).....  $12.53    $(0.13)       $ 1.19      $ 1.06    $   --   $   --   $   --    $13.59      8.46%    $83,237
1/01/93-
 9/30/93(5).....   13.59     (0.02)(1)      2.71        2.69        --       --       --     16.28     19.79      79,774
9/30/94.........   16.28     (0.01)(1)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34     (0.01)(1)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533
9/30/96.........   17.13     (0.14)(1)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199
9/30/97.........   17.27     (0.13)(1)      4.90        4.77        --    (2.43)   (2.43)    19.61     32.02      37,633
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS B
12/31/92(5)..... 2.53%         (0.75)%          192%    $    NA
1/01/93-
 9/30/93(5)..... 2.46(4)       (0.14)(4)        171          NA
9/30/94......... 2.28          (0.05)           170          NA
9/30/95......... 2.22          (0.09)           251          NA
9/30/96......... 2.23          (0.83)           269      0.0600
9/30/97......... 2.22          (0.77)           211      0.0600

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):

                                         6/30/93 9/30/93 9/30/94 9/30/95 9/30/97
                                         ------- ------- ------- ------- -------
   Balanced Assets Class B..............  .05%    .04%     --      --      --
   Balanced Assets Class Z..............   --      --      --      --    39.42%
   Blue Chip Growth Class A.............   --      --     1.66%   .11%     --

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  (LOSS)      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4).....  $13.30    $(0.07)       $ 2.87      $ 2.80    $(0.02)  $(0.44)  $(0.46)   $15.64     21.42%     $30,024
12/01/92-
 9/30/93(4).....   15.64     (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42       34,918
9/30/94.........   18.03      0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)      32,906
9/30/95.........   13.78     (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51       37,714
9/30/96.........   17.80     (0.12)(2)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92       41,904
9/30/97.........   17.78     (0.15)(2)      3.83        3.68        --    (0.80)   (0.80)    20.66     21.54       46,051
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS A
11/30/92(4).....   1.76%          (0.46)%            98%    $    NA
12/01/92-
 9/30/93(4).....   1.81(3)         1.18 (3)         231          NA
9/30/94.........   1.76            0.28             555          NA
9/30/95.........   1.66           (0.51)            392          NA
9/30/96.........   1.62           (0.69)            307      0.0603
9/30/97.........   1.64           (0.84)            332      0.0600
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  (LOSS)      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS B
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%    $ 4,039
9/30/95.........   13.70     (0.18)(2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55        9,544
9/30/96.........   17.58     (0.24)(2)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16       13,784
9/30/97.........   17.41     (0.28)(2)      3.73        3.45        --    (0.80)   (0.80)    20.06     20.65       13,779
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS B
10/04/93-
 9/30/94(5).....   2.43%(3)(7)     0.20 %(3)(7)     555%    $    NA
9/30/95.........   2.31(7)        (0.17)(7)         392          NA
9/30/96.........   2.32           (1.43)            307      0.0603
9/30/97.........   2.35           (1.56)            332      0.0600

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND*

                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4)(6)..  $13.88    $(0.12)       $ 3.39      $ 3.27    $   --   $(0.69)  $(0.69)   $16.46     24.31%    $ 32,056
12/01/92-
 9/30/93(4)(6)..   16.46     (0.02)         4.07        4.05        --    (0.73)   (0.73)    19.78     25.68       39,238
9/30/94.........   19.78     (0.10)        (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)      38,570
9/30/95.........   16.82     (0.04)         8.28        8.24        --    (0.41)   (0.41)    24.65     50.00       89,510
9/30/96.........   24.65     (0.16)         4.29        4.13        --    (4.53)   (4.53)    24.25     19.35      158,567
9/30/97.........   24.25     (0.30)         5.18        4.88        --    (0.86)   (0.86)    28.27     20.84      185,241
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS A
11/30/92(4)(6)..   1.90%          (0.88)%           209%    $    NA
12/01/92-
 9/30/93(4)(6)..   1.83(3)        (0.15)(3)         216          NA
9/30/94.........   1.67           (0.60)            411          NA
9/30/95.........   1.57           (0.22)            351          NA
9/30/96.........   1.53           (0.68)            240      0.0607
9/30/97.........   1.72           (1.27)            343      0.0598
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS B
9/24/93-
 9/30/93(5).....  $19.66    $   --        $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61%    $ 38,898
9/30/94.........   19.78     (0.20)        (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)      52,208
9/30/95.........   16.70     (0.16)         8.19        8.03        --    (0.41)   (0.41)    24.32     49.08       68,313
9/30/96.........   24.32     (0.29)         4.20        3.91        --    (4.53)   (4.53)    23.70     18.60      107,839
9/30/97.........   23.70     (0.44)         5.03        4.59        --    (0.86)   (0.86)    27.43     20.08      124,450
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS B
9/24/93-
 9/30/93(5).....   2.34%(3)       (1.70)%(3)        216%    $    NA
9/30/94.........   2.31           (1.23)            411          NA
9/30/95.........   2.22           (0.84)            351          NA
9/30/96.........   2.16           (1.30)            240      0.0607
9/30/97.........   2.34           (1.89)            343      0.0598
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS Z
10/07/96-
 9/30/97(5).....  $24.61    $(0.15)       $ 4.85      $ 4.70    $   --   $(0.86)  $(0.86)   $28.45     19.78%        $948
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(5).....   1.07%(3)(7)    (0.67)%(3)(7)     343%    $0.0598

------------
 * During the year ended September 30, 1997 the Fund had: average debt outstanding of $7,423,185; average shares outstanding of 11,152,428; and average amount of debt per share of $0.67. The Fund had no borrowings outstanding at September 30, 1997.
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993
(7) Net of the following expense reimbursements (based on average net assets):

                                                        9/30/94 9/30/95 9/30/97
                                                        ------- ------- -------
   Mid-Cap Growth Class B..............................  .48%    .17%       --
   Small Company Growth Class Z........................   --      --      2.19%



See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....  $ 7.33     $0.07      $0.10      $0.17     $(0.06)  $   --   $(0.06)    $7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08       1.40      (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50       2.64      (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
9/30/97.........   10.47      0.05       3.40       3.45      (0.03)   (0.44)   (0.47)    13.45     34.18     47,219
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE
---------------- ------------- ------------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....     1.50%(4)      3.48%(4)       8%    $    NA
9/30/95.........     0.46          4.16         230          NA
9/30/96.........     0.96          1.52         161      0.0600
9/30/97.........     1.38          0.45         200      0.0600
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
7/06/94-
 9/30/94(3).....  $ 7.33     $0.05      $0.11      $0.16     $(0.05)  $   --   $(0.05)    $7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03       1.38      (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50       2.58      (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
9/30/97.........   10.45     (0.03)      3.39       3.36      (0.01)   (0.44)   (0.45)    13.36     33.30     55,530
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE
---------------- ------------- ------------- --------- ----------
                                    CLASS B
7/06/94-
 9/30/94(3).....     2.15%(4)      2.86%(4)       8%    $    NA
9/30/95.........     0.30          4.48         230          NA
9/30/96.........     1.58          0.73         161      0.0600
9/30/97.........     2.05         (0.27)        200      0.0600

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                 9/30/94 9/30/95 9/30/96 9/30/97
                                                 ------- ------- ------- -------
   Growth and Income Class A....................   4.48%  2.96%   1.01%   0.22%
   Growth and Income Class B....................  20.35   5.07    1.14    0.21


See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                       VALUE
   SECURITY DESCRIPTION     SHARES    (NOTE 2)
------------------------------------------------------------
COMMON STOCK--65.1%
AEROSPACE & MILITARY TECHNOLOGY--
 1.4%
 AlliedSignal, Inc. ......   70,000 $  2,975,000
 Boeing Co................   33,780    1,838,899
                                    ------------
                                       4,813,899
                                    ------------
APPAREL & TEXTILES--1.2%
 Gap, Inc. ...............   60,000    3,003,750
 Oakley, Inc.+............  100,000    1,075,000
                                    ------------
                                       4,078,750
                                    ------------
AUTOMOTIVE--1.0%
 General Motors Corp. ....   50,000    3,346,875
                                    ------------
BANKS--9.0%
 Ahmanson (H.F.) & Co.....   35,000    1,988,438
 Banc One Corp. ..........   25,000    1,395,313
 BankAmerica Corp.........   30,000    2,199,375
 BankBoston Corp. ........   20,000    1,768,750
 Bankers Trust New York
  Corp. ..................   10,000    1,225,000
 Barnett Banks, Inc. .....   40,000    2,830,000
 Chase Manhattan Corp. ...   20,000    2,360,000
 Citicorp. ...............   15,000    2,009,062
 First Union Corp. .......   60,000    3,003,750
 Fleet Financial Group,
  Inc. ...................   30,000    1,966,875
 Hibernia Corp., Class A..  100,000    1,700,000
 Summit Bancorp. .........  187,500    8,332,031
                                    ------------
                                      30,778,594
                                    ------------
BUSINESS SERVICES--1.2%
 American Express Co. ....   50,000    4,093,750
                                    ------------
CHEMICALS--0.7%
 du Pont (E.I.) de Nemours
  & Co. ..................   40,000    2,462,500
                                    ------------
COMMUNICATION EQUIPMENT--0.6%
 Tellabs, Inc.+...........   40,000    2,060,000
                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--
 3.0%
 Compaq Computer Corp.+...   30,000    2,242,500
 Dell Computer Corp.+.....   30,000    2,906,250
 Hewlett-Packard Co.......   35,000    2,434,688
 International Business
  Machines Corp...........   25,000    2,648,437
                                    ------------
                                      10,231,875
                                    ------------
CONGLOMERATES--3.3%
 General Electric Co. ....   40,000    2,722,500
 Republic Industries,
  Inc.+...................   50,000    1,646,875
 Rockwell International
  Corp. ..................   25,000    1,573,438
 Schlumberger Ltd. .......   25,000    2,104,687
 United Technologies
  Corp. ..................   40,000    3,240,000
                                    ------------
                                      11,287,500
                                    ------------

                                     VALUE
  SECURITY DESCRIPTION    SHARES    (NOTE 2)
DEPARTMENT STORES--1.4%
 Wal-Mart Stores, Inc. .. 100,000 $  3,662,500
 Woolworth Corp.+........  50,000    1,106,250
                                  ------------
                                     4,768,750
                                  ------------
ELECTRICAL EQUIPMENT--0.5%
 Westinghouse Electric
  Corp. .................  70,000    1,894,375
                                  ------------
ELECTRONICS--2.6%
 Intel Corp. ............  30,000    2,769,375
 Motorola, Inc. .........  40,000    2,875,000
 Texas Instruments,
  Inc. ..................  25,000    3,378,125
                                  ------------
                                     9,022,500
                                  ------------
ENERGY SERVICES--1.3%
 ENSCO International,
  Inc. ..................  50,000    1,971,875
 Halliburton Co..........  50,000    2,600,000
                                  ------------
                                     4,571,875
                                  ------------
ENERGY SOURCES--3.4%
 Baker Hughes, Inc.......  55,000    2,406,250
 Mobil Corp. ............  35,000    2,590,000
 Noble Affiliates, Inc. .  30,000    1,342,500
 Royal Dutch Petroleum
  Co.....................  50,000    2,775,000
 Texaco, Inc.............  40,000    2,457,500
                                  ------------
                                    11,571,250
                                  ------------
FINANCIAL SERVICES--7.1%
 Beneficial Corp. .......  25,000    1,904,688
 Donaldson, Lufkin &
  Jenrette, Inc. ........  30,000    2,146,875
 Household International,
  Inc....................  20,000    2,263,750
 Lehman Brothers
  Holdings, Inc. ........  35,000    1,876,875
 Morgan Stanley, Dean
  Witter,
  Discover & Co..........  50,000    2,703,125
 Paine Webber Group,
  Inc....................  45,000    2,095,312
 ReliaStar Financial
  Corp...................  80,000    3,185,000
 Transamerica Corp. .....  25,000    2,487,500
 Travelers Group, Inc. ..  45,000    3,071,250
 Wells Fargo & Co. ......  10,000    2,750,000
                                  ------------
                                    24,484,375
                                  ------------
FOOD, BEVERAGE & TOBACCO--1.5%
 Coca-Cola Co............  20,000    1,218,750
 PepsiCo, Inc............  35,000    1,419,687
 Philip Morris Cos.,
 Inc.....................  60,000    2,493,750
                                  ------------
                                     5,132,187
                                  ------------
FOREST PRODUCTS--1.2%
 Bowater, Inc............  30,000    1,530,000
 Champion International
 Corp....................  40,000    2,437,500
                                  ------------
                                     3,967,500
                                  ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--0.2%
 Apria Healthcare Group, Inc.+.............................  60,000 $    810,000
                                                                    ------------
HOUSEHOLD PRODUCTS--1.7%
 Gillette Co...............................................  20,000    1,726,250
 Procter & Gamble Co.......................................  20,000    1,381,250
 Warner-Lambert Co.........................................  20,000    2,698,750
                                                                    ------------
                                                                       5,806,250
                                                                    ------------
INSURANCE--1.5%
 Allstate Corp.............................................  25,000    2,009,375
 Conseco, Inc..............................................  35,000    1,708,437
 Equitable Cos., Inc. .....................................  35,000    1,437,188
                                                                    ------------
                                                                       5,155,000
                                                                    ------------
LEISURE & TOURISM--1.7%
 Carnival Corp. Class A....................................  40,000    1,850,000
 HFS, Inc.+................................................  40,000    2,977,500
 MGM Grand, Inc.+..........................................  23,000      999,062
                                                                    ------------
                                                                       5,826,562
                                                                    ------------
MACHINERY--0.9%
 Caterpillar, Inc..........................................  25,000    1,348,438
 Deere & Co................................................  30,000    1,612,500
                                                                    ------------
                                                                       2,960,938
                                                                    ------------
MEDICAL PRODUCTS--0.8%
 Amgen, Inc.+..............................................  25,000    1,198,438
 US Surgical Corp. ........................................  50,000    1,459,375
                                                                    ------------
                                                                       2,657,813
                                                                    ------------
METALS & MINING--1.0%
 Aluminum Co. of America...................................  40,000    3,280,000
                                                                    ------------
PHARMACEUTICALS--7.1%
 Biogen, Inc.+.............................................  35,000    1,135,313
 Bristol-Myers Squibb Co...................................  30,000    2,482,500
 Cephalon, Inc.+...........................................  75,000      881,250
 Chiron Corp.+.............................................  60,000    1,357,500
 IDEC Pharmaceuticals Corp.+...............................  75,500    3,161,562
 Lilly (Eli) & Co. ........................................  25,000    3,010,937
 Merck & Co., Inc. ........................................  25,000    2,498,438
 Neurex Corp.+............................................. 115,000    1,696,250
 Novartis AG ADR(1)........................................  35,000    2,687,163
 Pfizer, Inc. .............................................  35,000    2,102,188
 Schering-Plough Corp. ....................................  30,000    1,545,000
 SmithKline Beecham PLC ADR(1).............................  40,000    1,955,000
                                                                    ------------
                                                                      24,513,101
                                                                    ------------

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
SOFTWARE--0.8%
 Microsoft Corp.+...................................      20,000      $  2,646,250
                                                                      ------------
SPECIALTY RETAIL--1.7%
 CVS Corp. .........................................      40,000         2,275,000
 Home Depot, Inc. ..................................      67,500         3,518,437
                                                                      ------------
                                                                         5,793,437
                                                                      ------------
TELECOMMUNICATIONS--5.0%
 AirTouch Communications, Inc.+                           60,000         2,126,250
 AT&T Corp..........................................      70,000         3,101,875
 Bell Atlantic Corp. ...............................      35,000         2,815,313
 Lucent Technologies, Inc. .........................      50,000         4,068,750
 Northern Telecom Ltd. .............................      35,000         3,637,812
 Teleport Communications Group, Class A+............      30,000         1,346,250
                                                                      ------------
                                                                        17,096,250
                                                                      ------------
TRANSPORTATION--1.9%
 Burlington Northern Santa Fe Corp. ................      20,000         1,932,500
 Continental Airlines, Inc.,
  Class B+..........................................      45,000         1,771,875
 Delta Air Lines, Inc. .............................      30,000         2,825,625
                                                                      ------------
                                                                         6,530,000
                                                                      ------------
UTILITIES--0.4%
 Enron Corp. .......................................      40,000         1,540,000
                                                                      ------------
TOTAL COMMON STOCK
  (COST $177,441,773).................................                 223,182,156
                                                                      ------------
BONDS & NOTES--9.9%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 Lockheed Martin Corp.
  7.25% due 5/15/06.................................     $ 4,000         4,141,000
                                                                      ------------
AUTOMOTIVE--1.5%
 Chrysler Corp.
  7.45% due 3/01/27.................................       5,000         5,135,650
                                                                      ------------
BANKS--0.6%
 Chase Manhattan Corp.
  7.88% due 8/01/04.................................       2,000         2,031,140
                                                                      ------------
FINANCIAL SERVICES--5.1%
 Bear Stearns Cos., Inc.
  6.63% due 1/15/04.................................       5,000         4,980,100
 Donaldson, Lufkin & Jenrette, Inc.
  6.88% due 11/01/05................................       2,000         2,005,940
 Ford Motor Credit Co.
  8.00% due 6/15/02.................................       5,000         5,310,050
 Goldman Sachs Group-L.P.
  6.60% due 7/15/02.................................       5,000         5,013,200
                                                                      ------------
                                                                        17,309,290
                                                                      ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
----------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
FOOD, BEVERAGE & TOBACCO--1.5%
 Hershey Foods Corp.
  7.20% due 8/15/27.................................     $ 5,000      $  5,102,250
                                                                      ------------
TOTAL BONDS & NOTES
  (COST $32,773,230)................................                    33,719,330
                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
 6.50% due 9/01/10
  (cost $3,111,812)...................................     3,183         3,175,960
                                                                      ------------
U.S. TREASURY NOTES--16.4%
 5.88% due 8/31/99..................................       5,000         5,003,900
 6.25% due 3/31/99..................................      15,000        15,105,450
 6.50% due 10/15/06.................................      10,000        10,214,100
 6.63% due 5/15/07..................................       5,000         5,164,050
 6.88% due 7/31/99-3/31/00..........................      10,000        10,204,650
 7.25% due 8/15/04..................................      10,000        10,631,200
                                                                      ------------
TOTAL U.S. TREASURY NOTES
  (COST $55,646,197)................................                    56,323,350
                                                                      ------------

                                                  PRINCIPAL AMOUNT    VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--5.0%
 6.38% due 8/15/27...............................     $ 5,000      $  4,978,100
 11.25% due 2/15/15..............................       8,000        12,034,960
                                                                   ------------
TOTAL U.S. TREASURY BONDS
  (COST $16,335,938).............................                    17,013,060
                                                                   ------------
TOTAL INVESTMENT SECURITIES--97.3%
  (COST $285,308,950)............................                   333,413,856
                                                                   ------------
REPURCHASE AGREEMENT--2.8%
 Joint Repurchase Agreement Account (Note 2)
  (cost $9,623,000)..............................       9,623         9,623,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $294,931,950)............................       100.1%      343,036,856
Liabilities in excess of other assets............        (0.1)         (347,791)
                                                      -------      ------------
NET ASSETS--                                            100.0%     $342,689,065
                                                      =======      ============

--------
+ Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--97.9%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
 AlliedSignal, Inc. .....................................  24,000 $  1,020,000
 Boeing Co. .............................................  11,260      612,966
                                                                  ------------
                                                                     1,632,966
                                                                  ------------
APPAREL & TEXTILES--2.4%
 Gap, Inc. ..............................................  30,000    1,501,875
 Oakley, Inc.+........................................... 100,000    1,075,000
                                                                  ------------
                                                                     2,576,875
                                                                  ------------
AUTOMOTIVE--1.6%
 General Motors Corp. ...................................  25,000    1,673,438
                                                                  ------------
BANKS--10.4%
 Ahmanson (H.F.) & Co. ..................................  15,000      852,188
 Banc One Corp. .........................................  20,000    1,116,250
 BankAmerica Corp. ......................................  10,000      733,125
 Bankers Trust New York Corp. ...........................   8,000      980,000
 Barnett Banks, Inc. ....................................  10,000      707,500
 Chase Manhattan Corp. ..................................  10,000    1,180,000
 Citicorp. ..............................................  10,000    1,339,375
 First Union Corp. ......................................  20,000    1,001,250
 Hibernia Corp., Class A.................................  60,000    1,020,000
 Summit Bancorp..........................................  45,000    1,999,687
                                                                  ------------
                                                                    10,929,375
                                                                  ------------
BROADCASTING & MEDIA--0.6%
 Nextel Communications, Inc., Class A+...................  20,000      577,500
                                                                  ------------
BUSINESS SERVICES--1.9%
 American Express Co. ...................................  25,000    2,046,875
                                                                  ------------
CHEMICALS--0.6%
 du Pont (E.I.) de Nemours & Co. ........................  10,000      615,625
                                                                  ------------
COMMUNICATION EQUIPMENT--1.0%
 Tellabs, Inc.+..........................................  20,000    1,030,000
                                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT--4.8%
 Compaq Computer Corp.+..................................  15,000    1,121,250
 Dell Computer Corp.+....................................  10,000      968,750
 HBO & Co. ..............................................  20,000      755,000
 Hewlett-Packard Co. ....................................  20,000    1,391,250
 International Business Machines Corp.                      8,000      847,500
                                                                  ------------
                                                                     5,083,750
                                                                  ------------
CONGLOMERATES--3.9%
 General Electric Co. ...................................  15,000    1,020,938
 Republic Industries, Inc.+..............................  20,000      658,750

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
CONGLOMERATES (CONTINUED)
 Schlumberger Ltd. ......................................... 15,000 $  1,262,812
 United Technologies Corp. ................................. 15,000    1,215,000
                                                                    ------------
                                                                       4,157,500
                                                                    ------------
DEPARTMENT STORES--1.9%
 Wal-Mart Stores, Inc. ..................................... 30,000    1,098,750
 Woolworth Corp.+........................................... 40,000      885,000
                                                                    ------------
                                                                       1,983,750
                                                                    ------------
ELECTRICAL EQUIPMENT--1.0%
 Westinghouse Electric Corp. ............................... 40,000    1,082,500
                                                                    ------------
ELECTRONICS--5.1%
 Intel Corp. ............................................... 20,000    1,846,250
 Motorola, Inc. ............................................ 30,000    2,156,250
 Texas Instruments, Inc. ................................... 10,000    1,351,250
                                                                    ------------
                                                                       5,353,750
                                                                    ------------
ENERGY SERVICES--2.6%
 ENSCO International, Inc. ................................. 30,000    1,183,125
 Halliburton Co. ........................................... 30,000    1,560,000
                                                                    ------------
                                                                       2,743,125
                                                                    ------------
ENERGY SOURCES--4.4%
 Baker Hughes, Inc. ........................................ 32,000    1,400,000
 Mobil Corp. ............................................... 15,000    1,110,000
 Noble Affiliates, Inc. .................................... 15,000      671,250
 Royal Dutch Petroleum Co. ................................. 15,000      832,500
 Texaco, Inc. .............................................. 10,000      614,375
                                                                    ------------
                                                                       4,628,125
                                                                    ------------
FINANCIAL SERVICES--11.8%
 Beneficial Corp. .......................................... 10,000      761,875
 Donaldson, Lufkin & Jenrette, Inc. ........................ 15,000    1,073,438
 Fleet Financial Group, Inc. ............................... 10,000      655,625
 Household International, Inc. ............................. 10,000    1,131,875
 Lehman Brothers Holdings, Inc. ............................ 15,000      804,375
 Morgan Stanley, Dean Witter,
  Discover & Co. ........................................... 20,000    1,081,250
 PaineWebber Group, Inc. ................................... 25,000    1,164,062
 ReliaStar Financial Corp. ................................. 50,000    1,990,625
 Transamerica Corp. ........................................ 10,000      995,000
 Travelers Group, Inc. ..................................... 20,000    1,365,000
 Wells Fargo & Co. .........................................  5,000    1,375,000
                                                                    ------------
                                                                      12,398,125
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--1.8%
 Coca-Cola Co...............................................  8,000      487,500
 PepsiCo, Inc............................................... 15,000      608,437
 Philip Morris Cos., Inc.................................... 20,000      831,250
                                                                    ------------
                                                                       1,927,187
                                                                    ------------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREST PRODUCTS--1.6%
 Bowater, Inc............................................... 10,000 $    510,000
 Champion International Corp. .............................. 20,000    1,218,750
                                                                    ------------
                                                                       1,728,750
                                                                    ------------
HEALTH SERVICES--0.3%
 Apria Healthcare Group, Inc.+.............................. 20,000      270,000
                                                                    ------------
HOUSEHOLD PRODUCTS--1.9%
 Gillette Co................................................  8,000      690,500
 Warner-Lambert Co.......................................... 10,000    1,349,375
                                                                    ------------
                                                                       2,039,875
                                                                    ------------


INSURANCE--1.8%
 Allstate Corp.............................................. 10,000      803,750
 Conseco, Inc............................................... 10,000      488,125
 Equitable Cos., Inc. ...................................... 15,000      615,938
                                                                    ------------
                                                                       1,907,813
                                                                    ------------
LEISURE & TOURISM--3.5%
 Carnival Corp., Class A.................................... 20,000      925,000
 Four Seasons Hotels, Inc................................... 20,000      820,000
 HFS, Inc.+................................................. 20,000    1,488,750
 MGM Grand, Inc.+...........................................  9,200      399,625
                                                                    ------------
                                                                       3,633,375
                                                                    ------------
MACHINERY--2.8%
 ASM Lithography Holdings NV+............................... 10,000      987,500
 Caterpillar, Inc. ......................................... 10,000      539,375
 Deere & Co. ............................................... 10,000      537,500
 US Filter Corp.+........................................... 20,000      860,000
                                                                    ------------
                                                                       2,924,375
                                                                    ------------
MEDICAL PRODUCTS--1.1%
 Amgen, Inc.+............................................... 13,000      623,188
 US Surgical Corp. ......................................... 20,000      583,750
                                                                    ------------
                                                                       1,206,938
                                                                    ------------
METALS & MINING--1.2%
 Aluminum Co. of America.................................... 15,000    1,230,000
                                                                    ------------
PHARMACEUTICALS--10.5%
 Biogen, Inc.+.............................................. 12,000      389,250
 Bristol-Myers Squibb Co.................................... 10,000      827,500
 Cephalon, Inc.+............................................ 20,000      235,000
 Chiron Corp.+.............................................. 30,000      678,750
 IDEC Pharmaceuticals Corp.+................................ 55,000    2,303,125
 Lilly (Eli) & Co........................................... 10,000    1,204,375
 Merck & Co., Inc........................................... 10,000      999,375

                                                        SHARES/
                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Neurex Corp.+.....................................      60,000        $  885,000
 Novartis AG ADR(1)................................      10,000           767,761
 Pfizer, Inc.......................................      22,000         1,321,375
 Schering-Plough Corp..............................      10,000           515,000
 SmithKline Beecham PLC ADR(1).....................      20,000           977,500
                                                                     ------------
                                                                       11,104,011
                                                                     ------------
SOFTWARE--1.3%
 Microsoft Corp.+..................................      10,000         1,323,125
                                                                     ------------
SPECIALTY RETAIL--2.3%
 CVS Corp..........................................      20,000         1,137,500
 Home Depot, Inc...................................      25,500         1,329,187
                                                                     ------------
                                                                        2,466,687
                                                                     ------------
TELECOMMUNICATIONS--8.4%
 AirTouch Communications, Inc.+....................      30,000         1,063,125
 AT&T Corp.........................................      30,000         1,329,375
 Bell Atlantic Corp................................      15,000         1,206,563
 Loral Space & Communications Corp.+...............      50,000         1,031,250
 Lucent Technologies, Inc..........................      25,000         2,034,375
 Northern Telecom Ltd..............................      15,000         1,559,062
 Teleport Communications
  Group, Class A+ .................................      15,000           673,125
                                                                     ------------
                                                                        8,896,875
                                                                     ------------
TRANSPORTATION--3.1%
 Burlington Northern Santa Fe Corp. ...............      10,000           966,250
 Continental Airlines, Inc., Class B+..............      15,000           590,625
 Delta Air Lines, Inc..............................      10,000           941,875
 Laidlaw, Inc......................................      50,000           746,875
                                                                     ------------
                                                                        3,245,625
                                                                     ------------
UTILITIES--0.7%
 Enron Corp........................................      20,000           770,000
                                                                     ------------
TOTAL COMMON STOCK
  (COST $84,617,938).................................                 103,187,915
                                                                     ------------
REPURCHASE AGREEMENT--4.6%
 Joint Repurchase Agreement Account (Note 2)
  (cost $4,864,000)................................     $ 4,864         4,864,000
                                                                     ------------
TOTAL INVESTMENTS--
  (COST $89,481,938)...............................       102.5%      108,051,915
Liabilities in excess of other assets                      (2.5)       (2,606,527)
                                                        -------      ------------
NET ASSETS--                                              100.0%     $105,445,388
                                                        =======      ============

--------
+ Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                       VALUE
                    SECURITY DESCRIPTION                      SHARES (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--101.1%
AEROSPACE & MILITARY TECHNOLOGY--1.4%
 REMEC, Inc.+................................................ 22,300 $ 813,950
                                                                     ---------
APPAREL & TEXTILES--2.0%
 Big Dog Holdings Inc.+......................................  2,000    28,000
 Jones Apparel Group, Inc.+.................................. 10,000   540,000
 Tefron Ltd.+................................................ 10,000   200,000
 TJX Cos., Inc............................................... 13,200   403,425
                                                                     ---------
                                                                     1,171,425
                                                                     ---------
BANKS--5.9%
 Bankers Trust New York Corp.................................  5,000   612,500
 CBT Group PLC ADR(1)........................................ 10,000   802,500
 FirstFed Financial Corp. Delaware........................... 15,000   511,875
 Hibernia Corp., Class A..................................... 15,000   255,000
 PNC Bank Corp. ............................................. 10,000   488,125
 Summit Bancorp. ............................................ 19,500   866,531
                                                                     ---------
                                                                     3,536,531
                                                                     ---------
BROADCASTING & MEDIA--5.2%
 Cinar Films, Inc., Class B+................................. 25,000   953,125
 Jacor Communications, Inc.+................................. 10,000   441,875
 Telemundo Group Inc., Class A+.............................. 10,000   350,000
 Univision Communications, Inc............................... 20,000 1,085,000
 Yahoo!, Inc.+...............................................  5,000   250,625
                                                                     ---------
                                                                     3,080,625
                                                                     ---------
BUSINESS SERVICES--7.4%
 Amazon.com, Inc.+........................................... 10,000   520,625
 American Express Co. ....................................... 10,000   818,750
 Computer Horizons Corp.+.................................... 10,000   362,500
 Federal Express Corp.+......................................  8,000   640,000
 Lason Holdings, Inc.+....................................... 55,000 1,519,375
 Personal Group Of America, Inc..............................  5,000   171,250
 Vestcom International, Inc.+................................ 20,000   400,000
                                                                     ---------
                                                                     4,432,500
                                                                     ---------
CHEMICALS--0.2%
 Solutia, Inc.+..............................................  7,000   140,000
                                                                     ---------
COMPUTERS & BUSINESS EQUIPMENT--2.6%
 Bay Networks, Inc.+......................................... 10,000   386,250
 Dell Computer Corp.+........................................  5,000   484,375
 FORE Systems, Inc.+......................................... 15,000   295,313
 SMART Modular Technologies, Inc.+...........................  5,000   415,000
                                                                     ---------
                                                                     1,580,938
                                                                     ---------
CONGLOMERATES--3.1%
 Sunbeam Corp................................................ 25,000 1,109,375
 Tyco International Ltd......................................  9,000   738,563
                                                                     ---------
                                                                     1,847,938
                                                                     ---------
CONTAINERS & STORAGE--0.6%
 Owens-Illinois, Inc.+....................................... 10,000   339,375
                                                                     ---------
DEPARTMENT STORES--4.7%
 Ames Department Stores, Inc.+............................... 70,000 1,050,000
 Kohl's Corp.+............................................... 10,000   710,000

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
DEPARTMENT STORES (CONTINUED)
 Neiman Marcus Group, Inc.+.................................. 15,000 $   480,000
 Penney (J.C.) Co, Inc. ..................................... 10,000     582,500
                                                                     -----------
                                                                       2,822,500
                                                                     -----------
ELECTRICAL EQUIPMENT--1.3%
 ASM Lithography Holdings NV+................................  5,000     493,750
 Helix Technology Corp. .....................................  5,000     309,531
                                                                     -----------
                                                                         803,281
                                                                     -----------
ELECTRONICS--14.4%
 Analog Devices, Inc.+....................................... 20,000     670,000
 Applied Materials, Inc.+....................................  5,000     476,250
 Credence Systems Corp.+..................................... 10,000     487,500
 Digital Microwave Corp. .................................... 10,000     447,500
 DII Group, Inc.+............................................ 20,000     655,625
 FARO Technologies Inc.+..................................... 17,000     278,375
 Jabil Circuit, Inc.+........................................  9,000     589,500
 Kulicke & Soffa Industries, Inc.+...........................  8,000     370,500
 Level One Communications, Inc............................... 10,000     402,500
 Linear Technology Corp. .................................... 10,000     687,500
 Micrel, Inc.+............................................... 10,000     423,125
 Novellus Systems, Inc.+.....................................  5,000     630,000
 PRI Automation, Inc.+....................................... 10,000     585,000
 Sanmina Corp.+..............................................  7,000     605,937
 Teradyne, Inc.+............................................. 10,000     538,125
 Texas Instruments, Inc. ....................................  3,000     405,375
 VLSI Technology, Inc.+...................................... 10,000     346,875
                                                                     -----------
                                                                       8,599,687
                                                                     -----------
ENERGY SERVICES--2.2%
 Cooper Cameron, Corp.+......................................  5,000     359,062
 Diamond Offshore Drilling, Inc. ............................  5,000     275,938
 KN Energy, Inc. ............................................ 10,000     457,500
 Western Gas Resources, Inc. ................................ 10,000     216,875
                                                                     -----------
                                                                       1,309,375
                                                                     -----------
ENERGY SOURCES--1.2%
 Kerr-McGee Corp. ........................................... 10,000     688,125
                                                                     -----------
FINANCIAL SERVICES--4.3%
 Associates First Capital Corp. ............................. 10,000     622,500
 Crestar Financial Corp. ....................................  7,000     328,125
 Lehman Brothers Holdings, Inc. .............................  7,000     375,375
 Merrill Lynch & Co., Inc. .................................. 11,000     816,062
 New Century Financial Corp.+................................ 25,000     426,563
                                                                     -----------
                                                                       2,568,625
                                                                     -----------
FOREST PRODUCTS--1.1%
 Georgia-Pacific Corp. ......................................  2,000     208,750
 Sealed Air Corp.+...........................................  8,500     466,969
                                                                     -----------
                                                                         675,719
                                                                     -----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--3.0%
 Access Health Inc.+........................................  15,000 $   517,500
 Healthcare Financial Partners, Inc.+.......................  20,400     629,850
 HEALTHSOUTH Corp.+.........................................  25,000     667,188
                                                                     -----------
                                                                       1,814,538
                                                                     -----------
HOUSEHOLD PRODUCTS--1.1%
 Furniture Brands International, Inc.+......................  20,000     377,500
 Scotts Co., Class A+.......................................  10,000     262,500
                                                                     -----------
                                                                         640,000
                                                                     -----------
HOUSING--0.5%
 Assisted Living Concepts, Inc.+............................  20,000     320,000
                                                                     -----------
INSURANCE--1.3%
 Allmerica Financial Corp. .................................  10,000     439,375
 Chubb Corp. ...............................................   5,000     355,313
                                                                     -----------
                                                                         794,688
                                                                     -----------
LEISURE & TOURISM--1.2%
 Carnival Corp., Class A....................................  15,000     693,750
                                                                     -----------
MACHINERY -- 2.4%
 Flanders Corp.+............................................ 100,000     775,000
 Precision Castparts Corp. .................................  10,000     650,000
                                                                     -----------
                                                                       1,425,000
                                                                     -----------
MEDICAL PRODUCTS--0.6%
 Twinlab Corp.+.............................................  17,000     348,500
                                                                     -----------
METALS & MINING--1.7%
 EASCO, Inc. ...............................................  45,000     551,250
 Steel Dynamics, Inc.+......................................  20,000     470,000
                                                                     -----------
                                                                       1,021,250
                                                                     -----------
PHARMACEUTICALS--6.0%
 Andrx Corp.+...............................................  15,500     705,250
 IDEC Pharmaceuticals Corp.+................................  10,000     418,750
 Lilly (Eli) & Co. .........................................   6,000     722,625
 Mylan Laboratories, Inc. ..................................  18,000     403,875
 Protein Design Labs, Inc.+.................................  10,000     387,500
 Vivus, Inc.+...............................................  25,000     937,500
                                                                     -----------
                                                                       3,575,500
                                                                     -----------
POLLUTION CONTROL--1.3%
 American Disposal Services, Inc.+..........................  25,000     781,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.5%
 Boston Properties, Inc.+...................................  15,000     492,187
 Starwood Lodging Trust.....................................  12,500     717,969
 Westfield America, Inc. ...................................  17,000     282,625
                                                                     -----------
                                                                       1,492,781
                                                                     -----------

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SOFTWARE--8.4%
 Applied Voice Technology, Inc.+....................      20,000      $   572,500
 Best Software, Inc. ...............................      17,000          248,625
 BMC Software, Inc.+................................      10,000          647,500
 Crystal Systems Solutions Ltd.+                          10,400          278,200
 HBO & Co. .........................................      25,000          943,750
 Lycos Inc.+........................................      10,000          340,000
 Microsoft Corp.+...................................       4,800          635,100
 PeopleSoft, Inc.+..................................       5,000          298,750
 Veritas DGC, Inc.+ ................................      10,000          425,625
 Veritas Software Co.+ .............................      15,000          659,062
                                                                      -----------
                                                                        5,049,112
                                                                      -----------
SPECIALTY RETAIL--2.6%
 CVS Corp. .........................................      13,000          739,375
 Intimate Brands, Inc., Class A.....................      10,000          233,125
 Michaels Stores, Inc.+.............................      20,000          611,250
                                                                      -----------
                                                                        1,583,750
                                                                      -----------
TELECOMMUNICATIONS--7.7%
 AT&T Corp. ........................................      10,000          443,125
 Lucent Technologies, Inc. .........................       6,000          488,250
 Network Solutions, Inc+............................       2,000           43,500
 Newbridge Networks Corp. ADR(1)....................      15,000          898,125
 Nextel Communications, Inc., Class A+..............      10,000          288,750
 Northern Telecom Ltd...............................       7,000          727,562
 PairGain Technologies, Inc.+.......................      10,000          285,000
 Tekelec, Inc.+.....................................      30,000        1,021,875
 Vimpel-Communication-SP ADR+(1)....................      10,000          417,500
                                                                      -----------
                                                                        4,613,687
                                                                      -----------
TRANSPORTATION--3.2%
 Airborne Freight Corp. ............................       5,000          302,813
 Caliber System, Inc................................      10,000          542,500
 CNF Transportation, Inc. ..........................      25,000        1,089,062
                                                                      -----------
                                                                        1,934,375
                                                                      -----------
TOTAL COMMON STOCK
  (COST $48,905,829)..................................                 60,498,775
                                                                      -----------
REPURCHASE AGREEMENT--2.9%
 Joint Repurchase Agreement Account (Note 2)
  (cost $1,704,000).................................     $ 1,704        1,704,000
                                                                      -----------
TOTAL INVESTMENTS--
  (COST $50,609,829)................................       104.0%      62,202,775
Liabilities in excess of other assets                       (4.0)      (2,372,744)
                                                         -------      -----------
NET ASSETS--........................................       100.0%     $59,830,031
                                                         =======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipts")

See Notes to Financial Statements.

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--98.9%
AEROSPACE & MILITARY TECHNOLOGY--2.9%
 Aeroflex Inc.+.......................................... 240,000 $  2,430,000
 REMEC, Inc.+............................................ 178,050    6,498,825
                                                                  ------------
                                                                     8,928,825
                                                                  ------------
APPAREL & TEXTILES--1.8%
 Big Dog Holdings Inc.+..................................   6,000       84,000
 Brooks Automation, Inc.+................................  50,000    1,918,750
 Jones Apparel Group, Inc.+..............................  25,000    1,350,000
 Novel Denim Holdings Ltd.+..............................  29,000      783,000
 Stage Stores, Inc. .....................................  32,500    1,401,562
                                                                  ------------
                                                                     5,537,312
                                                                  ------------
AUTOMOTIVE--0.2%
 Budget Group, Inc., Class A+............................  15,000      495,000
                                                                  ------------
BANKS--6.2%
 CBT Group PLC ADR.......................................  25,000    2,006,250
 First American Corp.(Tennessee)......................... 111,000    5,425,125
 First International Bancorp Inc.+.......................  35,500      636,781
 First Tennessee National Corp...........................  10,000      570,000
 Hamilton Bancorp, Inc.+.................................  50,000    1,375,000
 Hibernia Corp., Class A.................................  58,000      986,000
 PNC Bank Corp. .........................................  33,000    1,610,813
 Summit Bancorp. ........................................  92,250    4,099,359
 U.S. Bancorp............................................  26,425    2,550,013
                                                                  ------------
                                                                    19,259,341
                                                                  ------------
BROADCASTING & MEDIA--2.4%
 Cinar Films, Inc., Class B+.............................  47,500    1,810,938
 Jacor Communications, Inc.+.............................  40,000    1,767,500
 Mecklermedia Corp.+.....................................  17,500      405,781
 Yahoo!, Inc.+...........................................  67,500    3,383,437
                                                                  ------------
                                                                     7,367,656
                                                                  ------------
BUSINESS SERVICES--7.2%
 America Online, Inc.+...................................  15,000    1,131,562
 Boron, LePore & Associates, Inc. .......................  76,200    1,762,125
 Computer Horizons Corp.+................................  52,500    1,903,125
 CorporateFamily Solutions Inc.+.........................  97,000    1,636,875
 NCO Group, Inc.+........................................  66,200    2,449,400
 Object Design, Inc.+....................................  70,000      577,500
 Personal Group Of America, Inc..........................  85,000    2,911,250
 ProSoft Development, Inc.+.............................. 240,000    3,420,000
 ProSoft Development, Inc.+(2)(3)........................ 100,000    1,260,000
 Sterling Commerce, Inc.+................................  65,000    2,335,937
 Sunquest Information Systems, Inc.+.....................  37,500      567,188
 Vestcom International, Inc.+............................ 115,000    2,300,000
                                                                  ------------
                                                                    22,254,962
                                                                  ------------


COMMUNICATION EQUIPMENT--4.3%
 ANADIGICS, Inc.+........................................  35,000    1,725,937
 Digital Microwave Corp.+................................ 100,000    4,475,000

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMMUNICATION EQUIPMENT (CONTINUED)
 Spectrian Corp.+..........................................  35,000 $  2,244,375
 Tellabs, Inc.+............................................  41,900    2,157,850
 World Access, Inc.+.......................................  85,000    2,762,500
                                                                    ------------
                                                                      13,365,662
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--4.2%
 Apex PC Solutions Inc.+...................................  55,000    2,083,125
 Bay Networks, Inc.+.......................................  35,000    1,351,875
 Box Hill Systems Corp.+...................................  35,000      612,500
 CHS Electronics, Inc.+....................................  28,000      766,500
 Computer Task Group, Inc.+................................  75,000    3,145,312
 FORE Systems, Inc.+.......................................  50,000      984,375
 SMART Modular Technologies, Inc.+.........................  50,000    4,150,000
                                                                    ------------
                                                                      13,093,687
                                                                    ------------
DEPARTMENT STORES--0.5%
 Kohl's Corp.+.............................................  20,000    1,420,000
                                                                    ------------
ELECTRICAL EQUIPMENT--0.8%
 Helix Technology Corp. ...................................  40,000    2,476,250
                                                                    ------------
ELECTRONICS--18.1%
 Aehr Test Systems+........................................ 102,000    1,804,125
 Align-Rite International, Inc.+...........................  43,500    1,038,563
 Alpha Industries, Inc.+...................................  64,300    1,189,550
 Credence Systems Corp.+...................................  65,000    3,168,750
 Dallas Semiconductor Corp.................................  18,500      827,875
 DII Group, Inc.+.......................................... 140,000    4,589,375
 Electro Scientific Industries, Inc. ADR+(1)...............  17,500    1,067,500
 Electroglas, Inc.+........................................  75,000    2,550,000
 FARO Technologies Inc.+...................................  86,200    1,411,525
 GaSonics International Corp.+.............................  65,000    1,352,812
 Intelect Communications Systems, Ltd.+....................  25,000      284,375
 inTEST Corp.+............................................. 125,000    2,125,000
 Jabil Circuit, Inc.+......................................  20,000    1,310,000
 KLA Instruments, Corp.+...................................  20,000    1,351,250
 Kulicke & Soffa Industries, Inc.+.........................  55,000    2,547,187
 Linear Technology Corp. ..................................  20,000    1,375,000
 Micrel, Inc.+.............................................  96,000    4,062,000
 Novellus Systems, Inc.+...................................  10,000    1,260,000
 Photronics, Inc.+.........................................  20,000    1,211,250
 PRI Automation, Inc.+.....................................  55,000    3,217,500
 QLogic Corp.+.............................................  35,000    1,465,625
 Semtech Corp.+............................................  20,000    1,382,500
 SIPEX Corp.+..............................................  68,000    2,159,000
 Speedfam International, Inc.+.............................  20,000    1,207,500
 Teradyne, Inc.+...........................................  23,000    1,237,688
 Texas Instruments, Inc. ..................................  15,000    2,026,875
 Uniphase Corp.+...........................................  20,000    1,590,000
 Unitrode Corp.+...........................................  20,000    1,482,500
 Veeco Instruments, Inc.+..................................  20,000    1,263,750
 Vitesse Semiconductor Corp.+..............................  95,000    4,708,437
                                                                    ------------
                                                                      56,267,512
                                                                    ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENERGY SERVICES--7.1%
 Cliffs Drilling Co. ......................................  22,400 $  1,559,600
 Cooper Cameron, Corp.+....................................  30,000    2,154,375
 Diamond Offshore Drilling, Inc. ..........................  27,000    1,490,062
 ENSCO International, Inc.+................................  56,000    2,208,500
 Falcon Drilling, Inc.+....................................  70,000    2,471,875
 Friede Goldman International, Inc.+.......................  25,000    1,500,000
 Noble Drilling Corp.+..................................... 107,500    3,466,875
 Pride International, Inc.+................................  30,000    1,020,000
 Santa Fe International Corp.+.............................  60,000    2,790,000
 Stolt Comex Seaway S.A.+..................................  45,000    2,815,312
 UTI Energy Corp.+.........................................  15,000      619,688
                                                                    ------------
                                                                      22,096,287
                                                                    ------------
ENERGY SOURCES--0.3%
 Precision Drilling Corp.+.................................  15,000      958,125
                                                                    ------------
FINANCIAL SERVICES--4.6%
 American Capital Strategies Ltd.+.........................  57,000    1,140,000
 Crestar Financial Corp. ..................................  17,000      796,875
 E*TRADE Group, Inc.+......................................  40,000    1,880,000
 Hambrecht + Quist Group, Inc. ............................ 100,000    3,525,000
 Jackson Hewitt, Inc.+.....................................  68,000    2,601,000
 Legg Mason, Inc. .........................................  26,933    1,420,734
 Metris Cos., Inc. ........................................  36,500    1,580,906
 Raymond James Financial, Inc. ............................  40,000    1,440,000
                                                                    ------------
                                                                      14,384,515
                                                                    ------------
HEALTH SERVICES--1.8%
 BioReliance Corp.+........................................  40,000    1,050,000
 Diagnostic Health Services, Inc.+.........................  50,000      756,250
 Healthcare Financial Partners, Inc.+......................  70,600    2,179,775
 NovaCare, Inc.+........................................... 101,000    1,742,250
                                                                    ------------
                                                                       5,728,275
                                                                    ------------
HOUSING--1.2%
 D.R. Horton, Inc. ........................................  75,000    1,181,250
 Windmere-Durable Holdings, Inc. .......................... 107,000    2,547,938
                                                                    ------------
                                                                       3,729,188
                                                                    ------------
LEISURE & TOURISM--1.4%
 CapStar Hotel Co.+........................................  12,000      402,750
 Pegasus Systems, Inc.+....................................  33,500      607,188
 Ryanair Holdings PLC ADR+(1)..............................  31,200      937,462
 Travel Services International, Inc.+......................  32,500      674,375
 Trendwest Resorts, Inc.+..................................  75,000    1,762,500
                                                                    ------------
                                                                       4,384,275
                                                                    ------------
MACHINERY--3.8%
 Ade Corp.+................................................  20,000      802,500
 Advanced Technology Materials, Inc. ......................  47,500    1,745,625

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
MACHINERY (CONTINUED)
 Applied Science + Technology Inc.+........................  45,000 $    961,875
 ASM Lithography Holdings NV+..............................  33,000    3,258,750
 Flanders Corp.+........................................... 500,000    3,875,000
 Semitool, Inc+............................................  50,000    1,256,250
                                                                    ------------
                                                                      11,900,000
                                                                    ------------
MEDICAL PRODUCTS--2.6%
 Closure Medical Corp.+....................................  45,000    1,552,500
 Guidant Corp. ............................................  38,000    2,128,000
 LifeCell Corp.+........................................... 157,400    1,239,525
 Miravant Med Technologies+................................  25,000    1,375,000
 Novametrix Medical Systems, Inc. .........................  60,000      603,750
 Osteotech, Inc. ..........................................  54,000    1,086,750
                                                                    ------------
                                                                       7,985,525
                                                                    ------------
METALS & MINING--0.7%
 Maverick Tube Corp.+......................................  52,000    2,145,000
                                                                    ------------
PHARMACEUTICALS--2.5%
 ChiRex Inc.+..............................................  60,000    1,530,000
 IDEC Pharmaceuticals Corp.+...............................  23,000      963,125
 Kos Pharmaceuticals, Inc.+................................  45,000    1,608,750
 Protein Design Labs, Inc.+................................  40,000    1,550,000
 Vivus, Inc.+..............................................  60,000    2,250,000
                                                                    ------------
                                                                       7,901,875
                                                                    ------------
POLLUTION CONTROL--1.1%
 American Disposal Services, Inc.+......................... 110,000    3,437,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--1.8%
 Boston Properties, Inc.+..................................  35,000    1,148,438
 Equity Office Properties Trust............................  59,000    2,002,312
 FelCor Suite Hotels, Inc. ................................  19,500      800,719
 Starwood Lodging Trust....................................  28,000    1,608,250
                                                                    ------------
                                                                       5,559,719
                                                                    ------------
RESTAURANTS--0.4%
 Logans Roadhouse, Inc.+...................................  27,500      715,000
 Ryan's Family Steak Houses, Inc.+.........................  45,000      413,438
                                                                    ------------
                                                                       1,128,438
                                                                    ------------
SOFTWARE--10.0%
 Applied Voice Technology, Inc.+...........................  30,000      858,750
 Aris Corp.+...............................................  61,000    1,296,250
 Best Software, Inc........................................  36,000      531,000
 BMC Software, Inc.+.......................................  20,000    1,295,000
 Compuware Corp.+..........................................  40,000    2,420,000
 Crystal Systems Solutions Ltd.+...........................  33,700      901,475
 HBO & Co..................................................  60,000    2,265,000
 Innovus Corp.+(2)(3)......................................  54,000       29,700

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
 J. D. Edwards & Co.+......................................  55,500 $  1,859,250
 Keane, Inc.+..............................................  54,000    1,714,500
 LHS Group, Inc.+..........................................  50,000    2,300,000
 Lycos, Inc.+..............................................  80,000    2,720,000
 Omtool Ltd.+..............................................  25,000      334,375
 QuadraMed Corp.+.......................................... 158,000    2,725,500
 Saville Systems PLC ADR+(1)...............................  56,500    3,969,125
 Veritas DGC, Inc.+........................................  65,000    2,766,563
 Veritas Software Corp.+...................................  67,500    2,965,781
                                                                    ------------
                                                                      30,952,269
                                                                    ------------
SPECIALTY RETAIL--0.4%
 Amazon.com, Inc.+.........................................  20,000    1,041,250
 Maxim Group, Inc.+........................................  20,000      325,000
                                                                    ------------
                                                                       1,366,250
                                                                    ------------
TELECOMMUNICATIONS--9.0%
 Digital Lightwave, Inc.+                                    30,000      487,500
 Lucent Technologies, Inc..................................  20,000    1,627,500
 McLeod USA, Inc., Class A+................................  60,000    2,366,250
 Network Solutions, Inc.+..................................   6,000      130,500
 Newbridge Networks Corp. ADR+(1)..........................  53,000    3,173,375
 NICE Systems Ltd. ADR+(1).................................  50,000    2,812,500
 Pacific Gateway Exchange, Inc.............................  35,600    1,392,850
 PairGain Technologies, Inc.+..............................  28,000      798,000
 Qwest Communications International, Inc.+.................  80,000    3,690,000
 RADCOM Ltd.+..............................................  38,000      446,500
 Stanford Telecommunications, Inc. ........................  40,000      875,000
 Tekelec, Inc.+............................................ 168,000    5,722,500
 Teledata Communications, Inc.+............................  40,000    1,805,000
 Vimpel-Communications-SP ADR(1)...........................  65,000    2,713,750
                                                                    ------------
                                                                      28,041,225
                                                                    ------------
TELEPHONE--0.3%
 NEXTLINK Communications, Inc., Class A                      40,500      972,000
                                                                    ------------
TRANSPORTATION--1.3%
 Airborne Freight Corp.....................................  30,000    1,816,875
 Caliber System, Inc.......................................  23,000    1,247,750
 CNF Transportation, Inc...................................  22,200      967,088
                                                                    ------------
                                                                       4,031,713
                                                                    ------------
TOTAL COMMON STOCK
  (COST $227,296,296)......................................          307,168,386
                                                                    ------------

                                                      SHARES/
                                                  PRINCIPAL AMOUNT    VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
BONDS & NOTES--0.1%
SOFTWARE--0.1%
 Wind River Systems, Inc.*
  5.00% due 7/31/02
  (cost $250,000)................................     $    250     $    255,000
                                                                   ------------
WARRANTS--0.5%+
PHARMACEUTICALS--0.5%
 Ligand Pharmaceuticals, Inc.
  (cost $819,842)................................      142,500        1,531,875
                                                                   ------------
TOTAL INVESTMENT SECURITIES--99.5%
  (COST $228,366,138)............................                   308,955,261
                                                                   ------------
REPURCHASE AGREEMENT--2.8%
 Joint Repurchase Agreement Account (Note 2)
  (cost $8,729,000)..............................     $  8,729        8,729,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $237,095,138)............................        102.3%     317,684,261
                                                                   ------------
Liabilities in excess of other assets............         (2.3)      (7,075,951)
                                                                   ------------
NET ASSETS--                                             100.0%    $310,608,310
                                                      ========     ============

-------
 + Non-income producing security
 * Resale restricted to qualified institutional buyers
(1) ADR ("American Depositary Receipt")
(2) At September 30, 1997 the Fund held restricted securities amounting to 0.4% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                                                            VALUATION
                                                                              AS OF
                                     DATE OF              UNIT            SEPTEMBER 30,
   DESCRIPTION                     ACQUISITION            COST                1997
   -----------                     -----------           ------           -------------
   ProSoft Development, Inc.         3/12/97             $10.50              $12.60
   Innovus Corp.                     3/21/95               3.50                0.55

(3) Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                   SECURITY DESCRIPTION                    SHARES   (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--99.2%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 AlliedSignal, Inc. ...................................... 18,000 $    765,000
 Boeing Co. ..............................................  8,924      485,800
                                                                  ------------
                                                                     1,250,800
                                                                  ------------
AUTOMOTIVE--1.2%
 Cooper Tire & Rubber..................................... 19,000      504,688
 General Motors Corp. ....................................  8,000      535,500
 Ugly Duckling Corp.+..................................... 15,000      228,750
                                                                  ------------
                                                                     1,268,938
                                                                  ------------
BANKS--6.4%
 Bankers Trust New York Corp. ............................  5,000      612,500
 Chase Manhattan Corp. ................................... 10,000    1,180,000
 Citicorp.................................................  5,000      669,687
 First Union Corp. ....................................... 25,500    1,276,594
 Mellon Bank Corp. ....................................... 18,000      985,500
 NationsBank Corp. ....................................... 10,000      618,750
 Summit Bancorp........................................... 28,500    1,266,469
                                                                  ------------
                                                                     6,609,500
                                                                  ------------
BROADCASTING & MEDIA--2.9%
 Dow Jones & Co., Inc. ................................... 15,000      701,250
 New York Times Co., Class A.............................. 16,000      840,000
 Tele-Communications TCI Group, Class A+.................. 15,905      326,052
 Time Warner, Inc. ....................................... 20,000    1,083,750
                                                                  ------------
                                                                     2,951,052
                                                                  ------------
BUSINESS SERVICES--1.9%
 American Express Co. ....................................  9,000      736,875
 Fortune Brands, Inc. ....................................  9,000      303,188
 Gartner Group, Inc., Class A+............................ 30,000      900,000
                                                                  ------------
                                                                     1,940,063
                                                                  ------------
CHEMICALS--4.1%
 du Pont (E.I.) de Nemours & Co. ......................... 15,000      923,437
 Fuller (H.B.) Co. ....................................... 15,000      812,813
 IMC Global, Inc. ........................................ 15,000      528,750
 Monsanto Co. ............................................ 10,000      390,000
 Potash Corp. of Saskatchewan, Inc. ...................... 12,000      942,000
 RPM, Inc. Ohio........................................... 30,000      615,000
                                                                  ------------
                                                                     4,212,000
                                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT--5.1%
 3Com Corp.+.............................................. 10,000      512,500
 American Pad & Paper Co.+................................ 21,000      261,188
 Cisco Systems, Inc.+.....................................  7,000      511,438
 Computer Sciences Corp.+................................. 12,000      849,000
 Hewlett-Packard Co. ..................................... 13,000      904,312
 Honeywell, Inc. ......................................... 16,000    1,075,000
 International Business Machines Corp. ................... 11,000    1,165,312
                                                                  ------------
                                                                     5,278,750
                                                                  ------------


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
CONGLOMERATES--3.6%
 Corning, Inc. ............................................. 15,000 $    708,750
 General Electric Co. ...................................... 23,000    1,565,437
 Rockwell International Corp. .............................. 15,000      944,063
 Tenneco, Inc. ............................................. 10,000      478,750
                                                                    ------------
                                                                       3,697,000
                                                                    ------------
CONTAINERS & STORAGE--1.4%
 Ivex Packaging Corp.+...................................... 19,000      304,000
 Owens-Illinois, Inc.+...................................... 33,000    1,119,938
                                                                    ------------
                                                                       1,423,938
                                                                    ------------
CONSTRUCTION MATERIALS--0.6%
 Dal-Tile International, Inc.+.............................. 43,000      645,000
                                                                    ------------
CONSUMER SERVICES--1.0%
 Service Corporation International.......................... 31,000      997,813
                                                                    ------------
DEPARTMENT STORES--1.7%
 Penney (J.C.) Co, Inc. .................................... 12,000      699,000
 Wal-Mart Stores, Inc....................................... 28,000    1,025,500
                                                                    ------------
                                                                       1,724,500
                                                                    ------------
ELECTRONICS--6.2%
 Emerson Electric Co. ...................................... 19,000    1,094,875
 General Cable Corp.+....................................... 22,000      781,000
 Hubbell, Inc., Class B..................................... 10,000      462,500
 Intel Corp. ............................................... 20,000    1,846,250
 Motorola, Inc. ............................................ 21,000    1,509,375
 Texas Instruments, Inc. ...................................  5,000      675,625
                                                                    ------------
                                                                       6,369,625
                                                                    ------------
ENERGY SERVICES--2.4%
 Baker Hughes, Inc. ........................................ 25,000    1,093,750
 ENSCO International, Inc. ................................. 14,000      552,125
 Halliburton Co. ........................................... 16,000      832,000
                                                                    ------------
                                                                       2,477,875
                                                                    ------------
ENERGY SOURCES--6.7%
 Amoco Corp. ...............................................  9,000      867,375
 Chevron Corp. .............................................  7,000      582,312
 Duke Energy Co. ........................................... 15,666      774,488
 Exxon Corp. ............................................... 14,000      896,875
 Mobil Corp. ............................................... 10,000      740,000
 Noble Affiliates, Inc. .................................... 10,000      447,500
 Nuevo Energy Co.+.......................................... 15,000      718,125
 Royal Dutch Petroleum Co. ................................. 22,000    1,221,000
 Texaco, Inc. .............................................. 10,000      614,375
                                                                    ------------
                                                                       6,862,050
                                                                    ------------
ENTERTAINMENT PRODUCTS--1.0%
 Mattel, Inc. .............................................. 30,000      993,750
                                                                    ------------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES--6.3%
 Associates First Capital Corp. ............................  9,800 $    610,050
 Beneficial Corp. .......................................... 10,000      761,875
 ContiFinancial Corp.+...................................... 25,000      812,500
 Federal National Mortgage Association...................... 12,000      564,000
 Household International, Inc. ............................. 11,000    1,245,062
 Transamerica Corp. ........................................  7,000      696,500
 Washington Mutual, Inc. ................................... 10,000      697,500
 Wells Fargo & Co. .........................................  4,000    1,100,000
                                                                    ------------
                                                                       6,487,487
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--6.2%
 Coca-Cola Co. ............................................. 10,000      609,375
 ConAgra, Inc. ............................................. 10,000      660,000
 Flowers Industries, Inc. .................................. 15,000      305,625
 Heinz (H.J.) Co. .......................................... 13,000      600,438
 Kellogg Co. ...............................................  7,000      294,875
 Philip Morris Cos., Inc. .................................. 54,000    2,244,375
 RJR Nabisco Holdings Corp. ................................ 11,000      378,125
 Sysco Corp. ............................................... 35,000    1,292,812
                                                                    ------------
                                                                       6,385,625
                                                                    ------------
FOREST PRODUCTS--1.3%
 Champion International Corp. ..............................  8,000      487,500
 International Paper Co. ...................................  5,000      275,313
 Willamette Industries, Inc. ............................... 16,000      612,000
                                                                    ------------
                                                                       1,374,813
                                                                    ------------
HEALTH SERVICES--1.3%
 Columbia/HCA Healthcare Corp. ............................. 17,000      488,750
 Tenet Healthcare Corp.+.................................... 29,000      844,625
                                                                    ------------
                                                                       1,333,375
                                                                    ------------
HOUSEHOLD PRODUCTS--2.8%
 Avon Products, Inc. .......................................  4,000      248,000
 Gillette Co. ..............................................  6,000      517,875
 International Flavors & Fragrances, Inc. ..................  5,000      245,000
 Kimberly-Clark Corp. ...................................... 17,100      836,831
 Procter & Gamble Co. ......................................  7,000      483,437
 Ralston Purina Co. ........................................  3,000      265,500
 Unilever NV................................................  1,500      318,938
                                                                    ------------
                                                                       2,915,581
                                                                    ------------
INSURANCE--2.0%
 Aetna, Inc. ...............................................  6,000      488,625
 Allstate Corp. ............................................ 10,000      803,750
 Chubb Corp. ............................................... 10,000      710,625
                                                                    ------------
                                                                       2,003,000
                                                                    ------------
LEISURE & TOURISM--0.8%
 Carnival Corp., Class A.................................... 18,000      832,500
                                                                    ------------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
MACHINERY--1.5%
 Case Corp. ................................................  9,000 $    599,625
 Ingersoll-Rand Co. ........................................ 22,000      947,375
                                                                    ------------
                                                                       1,547,000
                                                                    ------------
MEDICAL PRODUCTS--5.1%
 Amgen, Inc.+............................................... 15,000      719,063
 Baxter International, Inc. ................................ 27,000    1,410,750
 Johnson & Johnson.......................................... 21,000    1,210,125
 Sola International, Inc.+.................................. 43,400    1,489,162
 St. Jude Medical, Inc.+.................................... 10,000      350,625
                                                                    ------------
                                                                       5,179,725
                                                                    ------------
METALS & MINING--1.8%
 Crown, Cork & Seal Co., Inc. .............................. 32,000    1,476,000
 EASCO, Inc. ............................................... 32,500      398,125
                                                                    ------------
                                                                       1,874,125
                                                                    ------------
PHARMACEUTICALS--4.4%
 Abbott Laboratories, Inc. ................................. 10,000      639,375
 American Home Products Corp. ..............................  4,000      292,000
 Biogen, Inc.+.............................................. 10,000      324,375
 Bristol-Myers Squibb Co. .................................. 14,000    1,158,500
 IDEC Pharmaceuticals Corp.+................................ 30,000    1,256,250
 Merck & Co., Inc. .........................................  8,000      799,500
                                                                    ------------
                                                                       4,470,000
                                                                    ------------
POLLUTION CONTROL--1.5%
 United States Filter Corp.+................................ 20,000      861,250
 USA Waste Services, Inc.+.................................. 18,000      717,750
                                                                    ------------
                                                                       1,579,000
                                                                    ------------
REAL ESTATE COMPANIES--0.1%
 Security Capital Group, Inc., Class B......................  4,000      137,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Crescent Real Estate Equities Co. ......................... 19,000      762,375
 Equity Office Properties Trust............................. 17,000      576,937
 Prime Retail, Inc. ........................................ 20,000      312,500
 Westfield America, Inc. ................................... 25,000      415,625
                                                                    ------------
                                                                       2,067,437
                                                                    ------------
RESTAURANTS--0.8%
 McDonald's Corp. .......................................... 18,000      857,250
                                                                    ------------
SOFTWARE--2.8%
 Fiserv, Inc.+.............................................. 10,000      438,750
 Microsoft Corp.+........................................... 10,000    1,323,125
 Novell, Inc.+.............................................. 44,000      394,625
 Reynolds & Reynolds Co., Class A........................... 35,000      680,312
                                                                    ------------
                                                                       2,836,812
                                                                    ------------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL--2.4%
 CVS Corp. ................................................. 21,000 $  1,194,375
 Home Depot, Inc. .......................................... 24,000    1,251,000
                                                                    ------------
                                                                       2,445,375
                                                                    ------------
TELECOMMUNICATIONS--5.4%
 Ameritech Corp. ...........................................  8,000      532,000
 AT&T Corp. ................................................ 22,500      997,031
 Bell Atlantic Corp. .......................................  9,216      741,312
 GTE Corp. ................................................. 11,000      499,125
 Lucent Technologies, Inc. ................................. 12,296    1,000,587
 MCI Communications Corp. .................................. 10,000      293,750
 SBC Communications, Inc. .................................. 10,000      613,750
 Tele-Communications TCI Venture Group, Class A+............  9,095      187,585
 Teleport Communications Group, Class A+.................... 15,000      673,125
                                                                    ------------
                                                                       5,538,265
                                                                    ------------
TRANSPORTATION--1.0%
 Burlington Northern, Inc. ................................. 10,000      966,250
                                                                    ------------
UTILITIES--2.3%
 Baltimore Gas & Electric Co. ..............................  7,000      194,250
 Consolidated Natural Gas Co. .............................. 11,000      640,062
 GPU, Inc. .................................................  7,000      251,125
 New York St. Electric & Gas Corp. ......................... 25,000      671,875
 Southwest Gas Corp. ....................................... 10,000      196,250
 Utilicorp United, Inc. .................................... 14,000      421,750
                                                                    ------------
                                                                       2,375,312
                                                                    ------------
TOTAL COMMON STOCK
  (COST $90,508,964)........................................         101,909,086
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
BONDS & NOTES--0.0%
FOREST PRODUCTS--0.0%
 Stone Container Corp.
  11.88% due 12/01/98
  (cost $50,512)...................................     $   50     $     52,313
                                                                   ------------
TOTAL INVESTMENT SECURITIES--99.2%
  (COST $90,559,476)...............................                 101,961,399
                                                                   ------------
REPURCHASE AGREEMENT--1.9%
 Joint Repurchase Agreement
  Account (Note 2)
  (cost $1,946,000)................................      1,946        1,946,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $92,505,476)...............................      101.1%     103,907,399
Liabilities in excess of other assets..............       (1.1)      (1,158,479)
                                                        ------     ------------
NET ASSETS--                                             100.0%    $102,748,920
                                                        ======     ============

--------
+ Non-income producing security

See Notes to Financial Statements

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997

Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of five different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of SunAmerica Inc. ("SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. On September 29, 1997, pursuant to a Plan of Reorganization, and shareholder approval, the Global Balanced Fund, formally incorporated within the SunAmerica Equity Funds, transferred all its assets and liabilities to the Style Select International Equity Portfolio in an exchange for shares with an equivalent value. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers two classes of shares. Balanced Assets Fund and Small Company Growth Fund also offer Class Z shares, exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class Z shares are offered at net asset value. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A shares and Class B shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

Note 2. Significant Accounting Policies

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  As of September 30, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had a 9.8%, 4.9%, 1.7%, 8.8%, and 2.0% undivided interest, respectively, which represented $9,623,000, $4,864,000, $1,704,000, $8,729,000, and $1,946,000,
  respectively, in principal amount in a joint repurchase agreement with

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  PaineWebber Group, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefor were as follows:

  PaineWebber Group, Inc. Repurchase Agreement 5.9% dated 9/30/97, in the principal amount of $98,661,000 repurchase price $98,677,169 due 10/01/97 collateralized by $50,000,000 U.S. Treasury Note 6.25% due 4/30/01, $7,930,000 U.S. Treasury Note 7.375% due 11/15/97, and $26,830,000 U.S.
  Treasury Note 11.25% due 2/15/15; approximate aggregate value $100,622,498.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned. The Equity Funds, except for the Growth and Income Fund, do not amortize premiums or accrete discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods.

  The Funds issue and redeem their shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and payments is presented in the Statement of Cash Flows. Cash for purposes of cash flow presentation does not include short-term investments.

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

  The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets were not affected.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  For the year ended September 30, 1997, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                             ACCUMULATED   ACCUMULATED
                                            UNDISTRIBUTED UNDISTRIBUTED   PAID
                                            NET REALIZED  NET INVESTMENT   IN
                                              GAIN/LOSS    INCOME/LOSS   CAPITAL
                                            ------------- -------------- -------
   Balanced Assets Fund....................  $    (5,898)   $   5,898    $  --
   Blue Chip Growth Fund...................     (327,453)     327,453       --
   Mid-Cap Growth Fund.....................     (586,288)     557,790    28,498
   Small Company Growth Fund...............   (3,941,943)   3,935,151     6,792
   Growth and Income Fund..................      (39,291)      30,296     8,995

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars.
  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Growth and Income Fund amounted to $1,383. These costs are being amortized on a straight line basis by the Fund over a period not to exceed 60 months from the date the Fund commenced operations.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. For the year ended September 30, 1997, SAAMCo earned fees in the amounts stated on the Statement of Operations, of which SAAMCo agreed to voluntarily reimburse $147,159 on the Growth and Income Fund.

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  For the year ended September 30, 1997, SAAMCo has agreed to voluntarily reimburse expenses, excluding management fee reimbursements which are stated separately in the Notes, as follows:

        Balanced Assets Class Z......................................... $9,394
        Small Company Class Z........................................... $9,971
        Growth and Income Class A....................................... $  674
        Growth and Income Class B....................................... $3,533

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended September 30, 1997, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. SACS has advised the Funds that for the year ended September 30, 1997 the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                            CLASS A                       CLASS B
                            --------------------------------------- -------------------
                              SALES     AFFILIATED   NON-AFFILIATED CONTINGENT DEFERRED
                             CHARGES  BROKER-DEALERS BROKER-DEALERS    SALES CHARGES
                            --------- -------------- -------------- -------------------
   Balanced Assets Fund.... $ 666,236    $501,649       $74,438          $299,683
   Blue Chip Growth Fund...    68,915      42,671        17,613            54,673
   Mid-Cap Growth Fund.....    81,231      44,483        24,280            44,557
   Small Company Growth
    Fund................... 1,315,944     536,682       610,386           262,423
   Growth and Income Fund..   707,401     367,498       251,127            44,335

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the year ended September 30, 1997, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                PAYABLE AT
                                               EXPENSE      SEPTEMBER 30, 1997
                                          ----------------- -------------------
                                          CLASS A  CLASS B   CLASS A   CLASS B
                                          -------- -------- --------- ---------
   Balanced Assets Fund.................. $342,893 $370,008 $  30,266 $  30,960
   Blue Chip Growth Fund.................  127,177   78,591    12,004     6,681
   Mid-Cap Growth Fund...................   93,270   28,779     8,182     2,419
   Small Company Growth Fund.............  342,612  230,003    32,550    21,528
   Growth and Income Fund................   80,443   75,337     8,545     9,737

Note 4. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the year ended September 30, 1997 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY  GROWTH AND
                                ASSETS       GROWTH       GROWTH       GROWTH        INCOME
                                 FUND         FUND         FUND         FUND          FUND
                             ------------ ------------ ------------ ------------- ------------
    Aggregate purchases..... $458,505,516 $185,836,829 $178,759,273 $897,438,689  $184,678,165
                             ============ ============ ============ ============  ============
    Aggregate sales......... $485,225,053 $190,147,906 $181,167,111 $893,902,367  $133,059,633
                             ============ ============ ============ ============  ============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

Note 5. Portfolio Securities (Tax Basis)

  Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, were as follows:

                               BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY  GROWTH AND
                                ASSETS       GROWTH       GROWTH        GROWTH        INCOME
                                 FUND         FUND         FUND          FUND          FUND
                             ------------  -----------  -----------  -------------  -----------
    Cost.................... $294,948,972  $89,624,171  $50,609,829  $237,859,919   $92,955,228
                             ============  ===========  ===========  ============   ===========
    Appreciation............ $ 52,049,861  $19,995,262  $11,832,514  $ 80,748,366   $12,440,698
    Depreciation............   (3,961,977)  (1,567,518)    (239,568)     (924,024)   (1,488,527)
                             ------------  -----------  -----------  ------------   -----------
    Net unrealized
     appreciation........... $ 48,087,884  $18,427,744  $11,592,946  $ 79,824,342   $10,952,171
                             ============  ===========  ===========  ============   ===========


Note 6. Capital Share Transactions

  At September 30, 1997, the Adviser and SACS in the aggregate, owned 393,071 Class A shares of the Growth and Income Fund representing 5.15% of the Fund's net assets.

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                              FOR THE                    FOR THE                   FOR THE                   FOR THE
                            YEAR ENDED                 YEAR ENDED                YEAR ENDED                YEAR ENDED
                        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996        SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                     --------------------------  ------------------------  ------------------------  ------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Shares sold.....    2,014,610  $  33,670,422   3,119,474  $ 50,864,950   1,601,187  $ 26,977,385   3,055,442  $ 49,865,609
   Reinvested
    dividends......    1,098,904     17,076,435     583,832     9,290,744   1,191,203    18,422,134     690,103    10,949,550
   Shares redeemed.   (2,712,729)   (45,625,149) (2,257,335)  (36,956,739) (3,596,433)  (60,154,848) (3,430,716)  (55,757,942)
                     -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....      400,785  $   5,121,708   1,445,971  $ 23,198,955    (804,043) $(14,755,329)    314,829  $  5,057,217
                     ===========  =============  ==========  ============  ==========  ============  ==========  ============
                       BALANCED ASSETS FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                        SEPTEMBER 30, 1997
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....        3,052  $      51,485
   Reinvested
    dividends......          102          1,635
   Shares redeemed.         (283)        (4,718)
                     -----------  -------------
   Net increase....        2,871  $      48,402
                     ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

                                                            BLUE CHIP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....      623,963  $  10,925,394     753,893  $  12,709,149   1,259,797  $ 21,456,617   3,214,655  $  53,717,531
   Reinvested
    dividends......      455,714      6,972,433     285,095      4,507,347     319,329     4,764,382     277,108      4,315,647
   Shares redeemed.     (676,748)   (11,828,552)   (533,503)    (8,978,653) (1,756,723)  (29,208,753) (3,702,537)   (61,373,567)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....      402,929  $   6,069,275     505,485  $   8,237,843    (177,597) $ (2,987,754)   (210,774) $  (3,340,389)
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                                                             MID-CAP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....    1,195,858  $  22,039,862     585,749  $  10,047,757     361,032  $  6,440,002   1,569,285  $  26,612,848
   Reinvested
    dividends......      105,242      1,820,690     262,450      4,236,039      35,395       598,248      66,071      1,049,943
   Shares redeemed.   (1,428,977)   (26,234,993)   (609,879)   (10,404,579)   (501,401)   (8,706,849) (1,386,338)   (23,587,448)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....     (127,877) $  (2,374,441)    238,320  $   3,879,217    (104,974) $ (1,668,599)    249,018  $   4,075,343
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                                                          SMALL COMPANY GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....    4,356,568  $ 104,158,132   6,607,402  $ 153,907,782   2,294,947  $ 52,824,439   6,285,098  $ 144,713,218
   Reinvested
    dividends......      231,823      5,468,761     725,288     15,398,224     165,485     3,806,222     543,295     11,327,669
   Shares redeemed.   (4,573,784)  (108,631,540) (4,425,505)  (102,867,176) (2,474,107)  (56,073,072) (5,086,621)  (116,292,585)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....       14,607  $     995,353   2,907,185  $  66,438,830     (13,675) $    557,589   1,741,772  $  39,748,302
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                           SMALL COMPANY
                            GROWTH FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                        SEPTEMBER 30, 1997
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....       36,250  $     860,624
   Reinvested
    dividends......          300          7,070
   Shares redeemed.       (3,202)       (77,380)
                     -----------  -------------
   Net increase....       33,348  $     790,314
                     ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

                                                             GROWTH AND INCOME FUND
                            -----------------------------------------------------------------------------------------------
                                              CLASS A                                          CLASS B
                            -----------------------------------------------  ----------------------------------------------
                                   FOR THE                  FOR THE                 FOR THE                 FOR THE
                                  YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996      SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            -----------------------  ----------------------  ----------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                            ---------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
   Shares sold............. 2,346,608  $ 27,325,734  1,608,366  $15,926,962  3,556,104  $41,322,565  1,180,720  $11,686,226
   Reinvested dividends....   118,133     1,248,669     32,680      297,897     86,070      908,039     19,593      176,116
   Shares redeemed.........  (969,421)  (11,704,696)   (46,202)    (441,023)  (815,041)  (9,270,338)  (172,820)  (1,683,504)
                            ---------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
   Net increase............ 1,495,320  $ 16,869,707  1,594,844  $15,783,836  2,827,133  $32,960,266  1,027,493  $10,178,838
                            =========  ============  =========  ===========  =========  ===========  =========  ===========

Note 7. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 8. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had accrued $27,913, $8,538, $4,811, $18,299 and $2,144, respectively, for the
  Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 1997 expensed $12,881, $3,666, $2,273, $10,325 and $1,920, respectively, for the
  Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

SUNAMERICA EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Equity Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of cash flows (SunAmerica Small Company Growth Fund only), and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund and SunAmerica Growth and Income Fund (constituting SunAmerica Equity Funds, hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, SunAmerica Small Company Growth Fund's cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 7, 1997

SUNAMERICA EQUITY FUNDS
SHAREHOLDER TAX INFORMATION--(UNAUDITED)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 1997. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1998.

During the year ended September 30, 1997 the Funds paid the following dividends per share:

                                                                   NET     NET
                                                                 SHORT-   LONG-
                                                         NET      TERM    TERM
                                              TOTAL   INVESTMENT CAPITAL CAPITAL
                                            DIVIDENDS   INCOME    GAINS   GAINS
                                            --------- ---------- ------- -------
Balanced Assets Class A....................   $2.06      $.31     $.89    $.86
Balanced Assets Class B....................    1.96       .21      .89     .86
Balanced Assets Class Z....................    2.15       .40      .89     .86
Blue Chip Growth Class A...................    2.43       --      1.57     .86
Blue Chip Growth Class B...................    2.43       --      1.57     .86
Mid-Cap Growth Class A.....................     .80       --       .24     .56
Mid-Cap Growth Class B.....................     .80       --       .24     .56
Small Company Growth Class A...............     .86       --       .06     .80
Small Company Growth Class B...............     .86       --       .06     .80
Small Company Class Z......................     .86       --       .06     .80
Growth and Income Class A..................     .47       .03      .40     .04
Growth and Income Class B..................     .45       .01      .40     .04

For the year ended September 30, 1997, 16.95%, 17.33%, 6.54%, 14.40% and
13.82% of the dividends paid from ordinary income by Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund respectively, qualified for the 70% dividends received deductions for corporations.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date a Fund commenced operations without regard to when a second class of shares was introduced. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. The maximum sales charge for Class A is 5.75% of the public offering price. The maximum contingent deferred sales charge for Class B is 4% and is reduced to 0% after six years. Both Class A and Class B bear ongoing 12b-1 distribution and service fees. Each index has been chosen by the particular portfolio's manager as an appropriate comparison and is accompanied by a brief discussion from the portfolio manager about why the portfolio performed the way it did relative to the index.


Balanced Assets Fund

                                    [CHART]


                                                S&P 500
                        Balanced Assets       (dividends      Lehman Bros. Int
                            Class B           reinvested)        Gov't Index

Sep-87                       10,000             10,000             10,000
Jun-88                        9,266              8,744             10,892
Jun-89                       10,028             10,541             11,990
Jun-90                       11,320             12,279             12,918
Jun-91                       11,760             13,187             14,278
Jun-92                       12,641             14,956             16,112
Jun-93                       15,206             16,994             17,730
Sep-93                       15,730             17,433             18,129
Sep-94                       15,707             18,077             17,857
Sep-95                       18,843             23,456             19,753
Sep-96                       20,714             28,224             20,761
Sep-97                       25,732             39,644             22,387

*Fund changed its fiscal year end from June 30 as of September 24, 1993.


The SunAmerica Balanced Assets Fund seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. This fiscal year was characterized by strong economic growth and low inflation that together proved positive for both the equity and bond markets as well as by high volatility in both asset classes. In such an environment, this Fund's conservative approach led to outperformance of its group average's performance (tracked by Lipper Analytical Service for the twelve months ended September 30, 1997. Of course, due to its fixed income component, it underperformed the S&P 500 index, which is an unmanaged index and not available as an investment. Our strategy going forward will be to continue to buy high quality, large cap growth stocks, focusing on the financial services, technology, and health care sectors.


--------------------------------------------------------------------------------
                   Class A               Class B              Class Z
               -----------------------------------------------------------------
                 SEC                   SEC                 SEC
  Balanced     Average   Cumulative  Average   Cumulative  Average  Cumulative
   Assets       Annual   Traditional  Annual   Traditional  Annual  Traditional
    Fund        Return    Return+     Return     Return+    Return    Return+
--------------------------------------------------------------------------------
1 Year Return   17.64%     24.81%     20.09%     24.09%      N/A       N/A
--------------------------------------------------------------------------------
5 Year Return    N/A        N/A       14.00%     94.51%      N/A       N/A
--------------------------------------------------------------------------------
Since Inception 12.15%     68.18%     12.56%    347.67%      N/A     23.56%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)

Blue Chip Growth Fund

                                    [CHART]

                                                           S&P 500
                               Blue Chip Growth         (dividends
                                        Class B        reinvested)

Sep-87                                   10,000             10,000
Dec-87                                    7,187              7,757
Dec-88                                    9,287              9,045
Dec-89                                   10,472             11,911
Dec-90                                    7,842             11,541
Dec-91                                   10,183             15,058
Dec-92                                   11,044             16,204
Sep-93                                   13,230             17,433
Sep-94                                   12,991             18,077
Sep-95                                   15,656             23,456
Sep-96                                   17,718             28,224
Sep-97                                   23,392             39,644

*Fund changed its fiscal year end from December 31 to September 30 as of September 24, 1993.


--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
Blue Chip            Average   Cumulative  Average   Cumulative
 Growth               Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         25.32%     32.96%     28.02%     32.02%
--------------------------------------------------------------------------------
5 Year Return          N/A        N/A       17.44%    125.40%
--------------------------------------------------------------------------------
Since Inception       14.48%     81.72%     12.11%    319.60%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Blue Chip Growth Fund seeks capital appreciation by Investing primarily in equity securities of companies with large market capitalizations. During the past year, the Fund underperformed the S&P 500 Index and its Lipper category average, primarily because of an overweighted cash allocation and over-diversification in the fourth calendar quarter. However, with a more focused diversification strategy and overweightings in the strong performing sectors of financial services, technology, and health care, the Fund outperformed both the S&P 500 Index and its Lipper category average for the year to date ended September 30, 1997. Our strategy going forward is to stay fully invested and to continue to use extensive fundamental research and our thematic approach to identify attractive investment opportunities.



Mid-Cap Growth Fund

                                    [CHART]

                             S&P 500 (dividends     Mid-Cap Growth
                                    reinvested)            Class A

Sep-87                                   10,000             10,000
Nov-87                                    7,209              6,537
Nov-88                                    8,890              8,300
Nov-89                                   11,632             11,320
Nov-90                                   11,228              9,325
Nov-91                                   13,512             12,227
Nov-92                                   16,008             14,847
Sep-93                                   17,433             17,878
Sep-94                                   18,077             16,163
Sep-95                                   23,456             20,932
Sep-96                                   28,224             23,638
Sep-97                                   39,644             28,730


*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.



--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
Mid-Cap              Average   Cumulative  Average   Cumulative
 Growth               Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         14.55%     21.54%     16.65%     20.65%
--------------------------------------------------------------------------------
5 Year Return         15.08%    114.19%      N/A        N/A
--------------------------------------------------------------------------------
Since Inception       12.93%    288.51%     11.15%     55.58%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Mid-Cap Growth Fund seeks capital appreciation by Investing primarily in the equity securities of medium-sized companies with market capitalizations of $1 billion to approximately $5 billion. The first seven months of the Fund's fiscal year were dominated by investors' concerns regarding inflation, corporate earnings, the direction of interest rates, and market valuation levels. Thus mid-cap growth stocks in general underperformed the S&P 500, and the Fund in particular underperformed its Lipper category average for the twelve month period. However, mid-cap growth stocks and the Fund recovered somewhat in the last five months, and we believe both are well positioned for strong performance as we head into 1998. We will continue to make sector weighting decisions on a long-term, secular trend basis.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


Small Company Growth Fund

                                    [CHART]


                                         NASDAQ      Small Company
                                    Industrials     Growth Class A

Sep-87                                   10,000             10,000
Nov-87                                    6,022              6,409
Nov-88                                    9,473              7,663
Nov-89                                   12,259              9,369
Nov-90                                    8,512              8,194
Nov-91                                   12,941             12,407
Nov-92                                   16,086             14,827
Sep-93                                   20,200             16,415
Sep-94                                   18,637             16,361
Sep-95                                   27,955             22,343
Sep-96                                   33,363             25,212
Sep-97                                   40,316             31,304

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.


--------------------------------------------------------------------------------
                    Class A               Class B              Class Z
               -----------------------------------------------------------------
   Small         SEC                   SEC                   SEC
  Company      Average   Cumulative  Average   Cumulative  Average  Cumulative
   Growth       Annual   Traditional  Annual   Traditional  Annual  Traditional
    Fund        Return    Return+     Return     Return+    Return    Return+
--------------------------------------------------------------------------------
1 Year Return   13.89%     20.84%     16.08%     20.08%      N/A       N/A
--------------------------------------------------------------------------------
5 Year Return   22.20%    189.07%      N/A        N/A        N/A       N/A
--------------------------------------------------------------------------------
Since Inception 15.41%    389.70%     17.89%     95.67%      N/A     19.78%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Small Company Growth Fund seeks to realize capital appreciation by investing in equity securities of small capitalization growth companies. Like the Mid-Cap Growth Fund, this Fund's relative performance was hampered by its growth-oriented investment style during the first seven months of the fiscal year, yet, likewise, helped significantly by that same style returning to favor in the remaining months of the year. In fact, for the third calendar quarter, Class A shares had a cumulative total return of 25.59%, as compared to 16.55% for its Lipper category average, ranking it in the top 2%. The Fund particularly benefited from its overweightings in technology, oil and gas equipment and service providers, and financial stocks and intends to maintain strong positions in these sectors into the next fiscal year.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


Growth and Income Fund

                                    [CHART]


                                                                   S&P 500
                     Growth & Income    Growth & Income         (dividends
                             Class A            Class B        reinvested)

Jul-94                        10,000             10,000             10,000
Sep-94                         9,645              9,819             10,489
Sep-95                        11,529             11,779             13,610
Sep-96                        15,286             15,746             16,377
Sep-97                        20,511             21,088             23,003



--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
 Growth              Average   Cumulative  Average   Cumulative
and Income            Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         26.46%     34.18%     29.30%     33.30%
--------------------------------------------------------------------------------
5 Year Return          N/A        N/A        N/A        N/A
--------------------------------------------------------------------------------
Since Inception       24.74%    117.63%     25.94%    113.89%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Growth and Income Fund invests in common stocks, which offer potential for capital appreciation, current income or both. The Fund underperformed primarily because of its more conservative approach to stock investing and because we were slightly late in adjusting the portfolio toward a value-oriented weighting in the fourth fiscal quarter. Our strategy going forward is to focus on a bottom-up, highly diversified, high quality stock picking approach, to seek growth and dividend yield at a good price, to maintain relatively neutral sectors weighting, and to use market corrections as buying opportunities to re-balance the portfolio.

                                  APPENDIX


                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE RATINGS



     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


     A Bonds which are rated A possess many favorable investment attributes and are to considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


     B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                   Appendix-1

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS


     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.


     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:


     --  Leading market positions in well established industries
     --  High rates of return on funds employed
     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection
     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation
     -- Well established access to a range of financial markets and assured sources of alternate liquidity.


     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.


     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers,

                                   Appendix-2

Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.


     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS


     A Standards & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.


     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.


     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation: (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened

                                   Appendix-3
          capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


          Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.


     BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB
          - rating.


     B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.


     CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


     CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.


     C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.


     CI The rating CI is reserved for income bonds on which no interest is being paid.


     D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


     Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.


     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

                                   Appendix-4

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.


     * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.


BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.


     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.


     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.


     A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".


     A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.


     B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                                   Appendix-5

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


     D This rating indicates that the issue is either in default or is expected to be in default upon maturity.


     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   Appendix-6

                                    PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.


  (a)     Financial Statements:

          Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of the SunAmerica Equity Funds with respect to Registrant's fiscal year ended September 30, 1997. Selected per share data and ratios are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C. All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.


  (b)   Exhibits:

        (1) Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

        (2) By-Laws, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

        (3)    Inapplicable.

        (4)    Inapplicable.

        (5)(a) Investment Advisory and Management Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-
               8021) filed on January 27, 1997.

        (5)(b) Sub-Advisory Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (6)(a) Distribution Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (6)(b) Form of Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (7) Directors'/Trustees' Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (8) Custodian Contract, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (9)(a) Transfer Agency and Service Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (9)(b) Service Agreement, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (10)   Inapplicable.

        (11) Consent of Independent Accountants. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

        (12)   Inapplicable.

        (13)   Inapplicable.

        (14) Model Retirement Plans. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

       (15)(a) Distribution Plans pursuant to Rule 12b-1 (Class A Shares and Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

           (b) Distribution Plans pursuant to Rule 12b-1 Class C Shares.

          (16) Schedule of Computation of Performance Quotations. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-
               8021) filed on January 12, 1996.

          (17) Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (18) Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

          (27) Financial Data Schedules.

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          There are no persons controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities.

                                Class A Shares     Class B Shares     Class Z Shares
                                Number of Record   Number of Record   Number of Record
                                Holders as of      Holders as of      Holders as of
Title of Class                  December 31, 1997  December 31, 1997  December 31, 1997
--------------                  -----------------  -----------------  -----------------
Balanced Assets Fund                 17,278             8,706                2
Shares of Beneficial Interest
($.01 par value)

Blue Chip Growth Fund                 6,975             3,326
Shares of Beneficial Interest
($.01 par value)

Mid-Cap Growth Fund                   3,331             1,245
Shares of Beneficial Interest
($.01 par value)

Small Company Growth Fund            16,810             8,694                3
Shares of Beneficial Interest
($.01 par value)

Growth and Income Fund                3,537             3,481
Shares of Beneficial Interest
($.01 par value)

Item 27.  Indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of the Investment Adviser.

          Information concerning the business and other connections of SunAmerica Asset Management Corp. is incorporated herein by reference to SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.

          Reference is also made to the caption "Management of the Trust" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Distributor and Administrator" and "Trustees and Officers" constituting Part B of the Registration Statement.

Item 29.  Principal Underwriters.

     (a) The principal underwriter of the Registrant also acts as principal underwriter for:

          SunAmerica Income Funds
          SunAmerica Money Market Funds, Inc.
          Style Select Series, Inc.

     (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
          Shares:

          Name and Principal          Position             Position with the
          Business Address            With Underwriter     Registrant
          ------------------          ----------------     -----------------

          J. Steven Neamtz            President            None
          The SunAmerica Center
          733 Third Avenue
          New York, NY  10017-3204

          Robert M. Zakem             Executive Vice       Secretary and
          The SunAmerica Center       President and        Chief Compliance
          733 Third Avenue            Director             Officer
          New York, NY  10017-3204

          Susan L. Harris             Secretary            None
          SunAmerica Inc.
          1 SunAmerica Center
          Los Angeles, CA  90067-6022



          Steven E. Rothstein         Treasurer            None
          The SunAmerica Center
          733 Third Avenue
          New York, NY  10017-3204

     (c)  Inapplicable.

Item 30.  Location of Accounts and Records.

          1. SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or an affiliate thereof, maintains physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Registrant hereby undertakes:

          (c) To furnish, upon request and without charge, to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 21 to the Registration Statement (the "Post-Effective Amendment") pursuant to Rule 485(b) under the 1933 Act and that Registrant has duly caused the Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th of January, 1998.


                                    SUNAMERICA EQUITY FUNDS


                                    By: /s/ Peter A. Harbeck
                                    Peter A. Harbeck,
                                    President and Trustee

     Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


/s/Peter A. Harbeck        President and Trustee            January 27, 1998
Peter A. Harbeck           (Principal Executive Officer)

________*_________         Treasurer                        January 27, 1998
Peter C. Sutton            (Principal Accounting
                           and Financial Officer)

________*_________         Trustee                          January 27, 1998
Peter McMillan III

________*_________         Trustee                          January 27, 1998
S. James Coppersmith

________*_________         Trustee                          January 27, 1998
Samuel M. Eisenstat

________*_________         Trustee                          January 27, 1998
Stephen J. Gutman

________*_________         Trustee                          January 27, 1998
Sebastiano Sterpa

*By:/s/ Robert M. Zakem
    Robert M. Zakem, Attorney-in-Fact

                            SUNAMERICA EQUITY FUNDS
                                 EXHIBIT INDEX


Exhibit No.                         Name


    11                    Consent of Independent Accountants

    15                    Plan of Distribution Pursuant to Rule 12b-1
                          Class Z Shares

    27                    Financial Data Schedules